UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 877-398-8461

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023– May 31, 2024

Item 1.	Report to Stockholders.

(a)

Alerian MLP ETF	ALPS ETF TRUST
NYSE ARCA: AMLP	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$44	0.85%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Management's Discussion of Fund Performance

The Alerian MLP ETF delivered a total return of 8.14% (8.00% NAV) for the six-month period ended May 31, 2024. This compares to the Fund's Underlying Index, which increased 5.86% on a price-return basis and 9.94% on a total-return basis. The difference in performance between the Fund and its Underlying Index is primarily attributable to the Fund's operating expenses and the tax impact of the Fund's C-Corporation structure, including the accrual of approximately $143.1 million in income tax expense during the period.

Pipeline Transportation | Petroleum was the best-performing subsector and included NuStar Energy, which was acquired during the period after receiving a buyout offer at a 32% premium to its prior closing price. Gathering & Processing and Pipeline Transportation | Natural Gas also performed well.

Liquefaction, which only includes Cheniere Energy Partner (CQP), was the worst-performing subsector as global prices for liquefied natural gas remained weak and CQP lowered the variable component of its distribution.

AMLP: Index Performance Attribution for Six Months Ended May 31, 2024
Compression	0.10%
Gathering & Processing	3.27%
Liquefaction	-1.22%
Marketing & Distribution	0.59%
Pipeline Transportation | Natural Gas	3.24%
Pipeline Transportation | Petroleum	3.95%
TOTAL	9.94%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (08/24/2010)
Alerian MLP ETF - NAV	8.00%	32.68%	8.23%	1.43%	4.22%
Alerian MLP ETF - Market Price*	8.14%	32.86%	8.28%	1.44%	4.22%
Alerian MLP Infrastructure Index	9.94%	33.99%	10.69%	2.05%	6.59%
Alerian MLP Index	10.24%	35.39%	11.78%	2.17%	6.52%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	14.45%

Total Expense Ratio (per the current prospectus) is 0.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily Net Asset Value (NAV) and as a result the fund's after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The Alerian MLP Infrastructure Index is a composite of energy infrastructure Master Limited Partnerships (MLPs). The capped, float adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZI) and on a total return basis (AMZIX), which assumes reinvestment of any dividends and distributions realized during a given period.

The Alerian MLP Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$8,407,093,414
Number of Portfolio Holdings	15
Portfolio Turnover Rate# (%)	16%
Total Advisory Fees Paid# ($)	$33,501,399
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Western Midstream Partners LP	13.09%
Energy Transfer LP	12.48%
Enterprise Products Partners LP	12.27%
Plains All American Pipeline LP	12.23%
MPLX LP	12.12%
Sunoco LP	10.56%
EnLink Midstream LLC	6.31%
Hess Midstream LP	5.59%
Cheniere Energy Partners LP	3.95%
USA Compression Partners LP	2.80%
Total % of Top 10 Holding	91.40%
Sector Allocation**

Pipeline Transportation | Petroleum	27.79%
Gathering + Processing	24.99%
Pipeline Transportation | Natural Gas	24.75%
Marketing & Distribution	15.67%
Liquefaction	3.95%
Compression	2.80%
Money Market Fund	0.05%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.alpsfunds.com/exchange-traded-funds/amlp.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-AMLP-053124

Alerian Energy Infrastructure ETF	ALPS ETF TRUST
NYSE ARCA: ENFR	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$19	0.35%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Management's Discussion of Fund Performance

The Alerian Energy Infrastructure ETF delivered a total return of 14.38% (14.39% NAV) for the six-month period ended May 31, 2024. This compares to the Fund's Underlying Index, which increased 11.27% on a price-return basis and 14.79% on a total-return basis.

Oil prices gained modestly and natural gas prices fell during the period.

The best-performing subsector in the portfolio was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and the end of May. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction was the worst-performing subsector as global prices for liquefied natural gas remained weak.

ENFR: Index Performance Attribution for Six Months Ended May 31, 2024
Gathering & Processing	6.02%
Liquefaction	-0.71%
Pipeline Transportation | Natural Gas	5.83%
Pipeline Transportation | Petroleum	3.30%
Storage	0.34%
TOTAL	14.78%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (10/31/2013)
Alerian Energy Infrastructure ETF - NAV	14.39%	34.15%	11.21%	4.04%	5.15%
Alerian Energy Infrastructure ETF - Market Price*	14.38%	34.40%	11.24%	4.04%	5.16%
Alerian Midstream Energy Select Index	14.79%	35.06%	12.11%	4.89%	6.03%
Alerian MLP Index	10.24%	35.39%	11.78%	2.17%	3.20%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	12.72%

Total Expense Ratio (per the current prospectus) is 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The Alerian Midstream Energy Select Index is comprised of 25 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$145,168,882
Number of Portfolio Holdings	26
Portfolio Turnover Rate# (%)	13%
Total Advisory Fees Paid# ($)	$236,306
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Energy Transfer LP	9.46%
Enbridge, Inc.	8.40%
Enterprise Products Partners LP	8.27%
The Williams Cos., Inc.	5.49%
Targa Resources Corp.	5.36%
Equitrans Midstream Corp.	5.21%
Kinder Morgan, Inc.	5.18%
Plains GP Holdings LP	4.89%
Pembina Pipeline Corp.	4.87%
Cheniere Energy, Inc.	4.86%
Total % of Top 10 Holdings	61.99%
Sector Allocation**

Pipeline Transportation | Natural Gas	37.48%
Gathering + Processing	35.30%
Pipeline Transportation | Petroleum	18.50%
Liquefaction	5.72%
Storage	2.11%
Exchange Traded Fund	0.67%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/enfr.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ENFR-053124

ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF)	ALPS ETF TRUST
NYSE ARCA: RFFC	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF) (the "Fund" or "RFFC") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$26	0.48%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	17.45%	27.89%	12.75%	11.16%
ALPS Active Equity Opportunity ETF - Market Price*	17.53%	27.95%	12.76%	11.16%
S&P Composite 1500® Index	16.36%	27.86%	15.45%	13.86%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.90%

Total Expense Ratio per the current prospectus is 0.48%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

^

Effective June 1, 2023, RiverFront Investment Group, LLC ceased to serve as the Sub-Adviser to the RiverFront Dynamic US Flex-Cap ETF and ALPS Advisors, Inc. assumed all responsibility for selecting the investments of the Fund. In addition, the Fund changed its name from RiverFront Dynamic US Flex-Cap ETF to ALPS Active Equity Opportunity ETF. Performance figures shown above for periods before June 1, 2023 represent performance of the Fund during the times when the Fund's investments were selected by RiverFront Investment Group, LLC. Effective June 1, 2023, ALPS Advisors, Inc. agreed to limit expenses to 0.48% of average nets assets. Prior to June 1, 2023, ALPS Advisors, Inc. agreed to limit expenses to 0.52% of average net assets up to $600 million and 0.49% for average net assets of $600 million and over.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

S&P Composite 1500® Index is the Standard & Poor's broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The ALPS Active Equity Opportunity ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Active Equity Opportunity ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$21,191,430
Number of Portfolio Holdings	62
Portfolio Turnover Rate# (%)	17%
Total Advisory Fees Paid# ($)	$56,897
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

NVIDIA Corp.	5.81%
Microsoft Corp.	4.30%
Apple, Inc.	4.01%
Alphabet, Inc.	3.29%
JPMorgan Chase & Co.	3.27%
Amazon.com, Inc.	3.05%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.25%
UnitedHealth Group, Inc.	2.24%
ConocoPhillips	2.21%
Walmart, Inc.	2.12%
Total % of Top 10 Holdings	32.55%
Sector Allocation**

Information Technology	25.98%
Financials	12.93%
Health Care	11.74%
Industrials	11.08%
Consumer Discretionary	10.03%
Communication Services	8.05%
Consumer Staples	5.87%
Energy	5.57%
Materials	2.65%
Real Estate	1.90%
Utilities	1.40%
Money Market Fund	2.80%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

^	Excludes Money Market Fund

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rffc.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFFC-053124

ALPS Active REIT ETF	ALPS ETF TRUST
NASDAQ: REIT	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$35	0.68%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	3 Year	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	5.77%	9.33%	0.50%	4.14%
ALPS Active REIT ETF - Market Price*	5.85%	9.46%	0.56%	4.18%
S&P United States REIT Index	6.40%	9.81%	0.19%	3.80%
Bloomberg US 1000 Index‡	16.03%	28.05%	8.35%	10.62%

Total Expense Ratio (per the current prospectus) is 0.68%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The S&P United States REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 5,000 shares.

The ALPS Active REIT ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Active REIT ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$25,450,951
Number of Portfolio Holdings	29
Portfolio Turnover Rate# (%)	53%
Total Advisory Fees Paid# ($)	$76,075

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Equinix, Inc.	8.82%
VICI Properties, Inc.	6.44%
AvalonBay Communities, Inc.	5.92%
Public Storage	5.78%
Simon Property Group, Inc.	5.07%
Welltower, Inc.	4.98%
Invitation Homes, Inc.	4.95%
Prologis, Inc.	4.01%
LXP Industrial Trust	3.82%
Healthpeak Properties, Inc.	3.64%
Total % of Top 10 Holdings	53.43%
Sector Allocation**

Specialized REITs	29.79%
Residential REITs	16.87%
Retail REITs	16.83%
Industrial REITs	12.94%
Health Care REITs	10.74%
Financial	7.25%
Office REITs	3.71%
Money Market Fund	1.87%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/reit.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-REIT-053124

ALPS Equal Sector Weight ETF	ALPS ETF TRUST
NYSE ARCA: EQL	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$9	0.16%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (07/07/2009)
ALPS Equal Sector Weight ETF - NAV	12.76%	22.22%	13.32%	10.55%	13.27%
ALPS Equal Sector Weight ETF - Market Price*	12.78%	22.19%	13.31%	10.55%	13.28%
NYSE® Equal Sector Weight Index	12.86%	22.37%	13.49%	10.73%	13.52%
S&P 500® Index‡	16.36%	28.19%	15.80%	12.69%	14.82%

Total Expense Ratio (per the current Prospectus) is 0.46%. Net Expense Ratio (per the current Prospectus) is 0.25%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. In addition, ALPS Advisors, Inc. (the "Adviser") has contractually agreed, through March 31, 2025, to reduce its advisory fee by 0.19%. This fee waiver may only be terminated by the Fund's Board of Trustees (and not by the Adviser) prior to such date. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

The NYSE® Equal Sector Weight Index™ consists of a strategy that holds all active Select Sector SPDR® ETFs in an equal-weighted portfolio. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Index: the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$344,428,131
Number of Portfolio Holdings	12
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$267,507
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Utilities Select Sector SPDR Fund	10.18%
Communication Services Select Sector SPDR Fund	9.33%
Consumer Staples Select Sector SPDR Fund	9.10%
Technology Select Sector SPDR Fund	9.08%
Financial Select Sector SPDR Fund	9.07%
Energy Select Sector SPDR Fund	9.04%
Industrial Select Sector SPDR Fund	8.99%
Materials Select Sector SPDR Fund	8.96%
Health Care Select Sector SPDR Fund	8.78%
Consumer Discretionary Select Sector SPDR Fund	8.78%
Total % of Top 10 Holdings	91.31%
Sector Allocation**

Utilities	10.18%
Communication Services	9.33%
Consumer Staples	9.10%
Technology	9.08%
Financials	9.07%
Energy	9.04%
Industrials	8.99%
Materials	8.96%
Healthcare	8.78%
Consumer Discretionary	8.78%
Real Estate	8.66%
Money Market Fund	0.03%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/eql.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EQL-053124

ALPS Intermediate Municipal Bond ETF	ALPS ETF TRUST
NYSE ARCA: MNBD	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Intermediate Municipal Bond ETF	$25	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	Since Inception (05/19/2022)
ALPS Intermediate Municipal Bond ETF - NAV	1.27%	3.85%	4.19%
ALPS Intermediate Municipal Bond ETF - Market Price*	1.47%	3.72%	4.41%
Bloomberg Municipal Bond 1-15 Year Blend Index	-0.04%	2.15%	2.83%
Bloomberg Municipal Bond Index‡	0.37%	2.67%	3.20%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

Bloomberg Municipal Bond 1-15 Year Blend Index is an unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between 1 and 17 years. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade municipal bonds. Bonds in the index have remaining maturities of at least one year.

ALPS Intermediate Municipal Bond ETF's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Intermediate Municipal Bond ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$32,199,339
Number of Portfolio Holdings	110
Portfolio Turnover Rate# (%)	44%
Total Advisory Fees Paid# ($)	$79,065

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Port Authority of New York & New Jersey	3.61%
New Jersey Transportation Trust Fund Authority	3.19%
Tennessee Housing Development Agency	3.09%
South Dakota Housing Development Authority	2.94%
Ohio Housing Finance Agency	2.90%
North Carolina Housing Finance Agency	2.52%
Central Plains Energy Project	2.36%
Salt Verde Financial Corp.	2.19%
Development Authority of Burke County	2.01%
San Mateo Union High School District	1.64%
Total % of Top 10 Holdings	26.45%
Sector Allocation**

Revenue Bonds	83.99%
General Obligation Bonds	16.01%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/mnbd.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-MNBD-053124

ALPS Clean Energy ETF	ALPS ETF TRUST
NYSE ARCA: ACES	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$28	0.55%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	1.22%	-26.45%	4.36%	5.18%
ALPS Clean Energy ETF - Market Price*	1.29%	-26.41%	4.41%	5.19%
CIBC Atlas Clean Energy Index	0.82%	-26.87%	4.44%	5.44%
S&P 1000® Index	16.46%	24.25%	11.62%	8.26%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.34%

Total Expense Ratio (per the current prospectus) is 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

CIBC Atlas Clean Energy Index is an adjusted market cap weighted index designed to provide exposure to a diverse set of U.S. or Canadian based companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services which enable the evolution of a more sustainable energy sector. Clean energy business segments include but are not limited to: solar, wind, hydro, geothermal, electric vehicles, LED, biomass, smart grid, energy efficiency and storage. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Clean Energy ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Clean Energy ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$220,213,842
Number of Portfolio Holdings	41
Portfolio Turnover Rate# (%)	18%
Total Advisory Fees Paid# ($)	$663,146
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

First Solar, Inc.	8.30%
Brookfield Renewable Partners LP	5.89%
Itron, Inc.	5.16%
Enphase Energy, Inc.	4.76%
Rivian Automotive, Inc.	4.64%
Northland Power, Inc.	4.64%
NEXTracker, Inc.	4.64%
Darling Ingredients, Inc.	4.46%
Tesla, Inc.	4.24%
Ormat Technologies, Inc.	4.15%
Total % of Top 10 Holdings	50.88%
Clean Energy Segment Allocation**

Solar	29.64%
Electric Vehicles	24.13%
Wind	14.35%
Bioenergy	10.18%
Hydro/Geothermal	10.04%
Energy Management & Storage	7.70%
Fuel Cell/Hydrogen	3.92%
Money Market Fund	0.04%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/aces.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ACES-053124

ALPS Disruptive Technologies ETF	ALPS ETF TRUST
NYSE ARCA: DTEC	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$26	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	7.31%	10.03%	8.01%	8.30%
ALPS Disruptive Technologies ETF - Market Price*	7.58%	10.08%	8.03%	8.31%
Indxx Disruptive Technologies Index	7.33%	10.38%	8.38%	8.62%
Morningstar Global Markets Index‡	13.93%	23.13%	11.24%	8.35%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

Indxx Disruptive Technologies Index (Ticker: IDTEC) is based around companies that enter traditional markets with new digital forms of production and distribution, are likely to disrupt an existing market and value network, displace established market leading firms, products and alliances and increasingly gain market share. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The Morningstar Global Markets Index, measures the performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Disruptive Technologies ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Disruptive Technologies ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$96,720,036
Number of Portfolio Holdings	96
Portfolio Turnover Rate# (%)	15%
Total Advisory Fees Paid# ($)	$254,433
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

First Solar, Inc.	1.79%
SenseTime Group, Inc.	1.68%
PROCEPT BioRobotics Corp.	1.42%
China Longyuan Power Group Corp., Ltd.	1.32%
Boston Scientific Corp.	1.31%
Goldwind Science & Technology Co., Ltd.	1.30%
Shanghai MicroPort MedBot Group Co., Ltd.	1.30%
ResMed, Inc.	1.25%
Sensata Technologies Holding PLC	1.24%
Netflix, Inc.	1.24%
Total % of Top 10 Holdings	13.85%
Thematic Allocation**

Clean Energy & Smart Grid	11.54%
Robotics & Artificial Intelligence	11.25%
Healthcare Innovation	10.55%
Internet of Things	10.41%
Cybersecurity	9.64%
Data & Analytics	9.54%
FinTech	9.29%
Cloud Computing	9.12%
3D Printing	8.96%
Mobile Payments	8.47%
Consumer, Non-cyclical	0.97%
Money Market Fund	0.26%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/dtec.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-DTEC-053124

ALPS Global Travel Beneficiaries ETF	ALPS ETF TRUST
NYSE ARCA: JRNY	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Global Travel Beneficiaries ETF (the "Fund" or "JRNY") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/jrny. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Global Travel Beneficiaries ETF	$34	0.65%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	Since Inception (09/08/2021)
ALPS Global Travel Beneficiaries ETF - NAV	10.20%	12.17%	-0.63%
ALPS Global Travel Beneficiaries ETF - Market Price*	10.37%	12.40%	-0.54%
S-Network Global Travel Index	10.43%	12.71%	-0.14%
Morningstar Global Markets Index‡	13.93%	23.13%	3.34%

Total Expense Ratio (per the current prospectus) is 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

The S-Network Global Travel Index (Ticker: TRAVEL) is an Index of stocks listed on global recognized stock exchanges that are materially engaged in segments of the global travel industry, including Airlines & Airport Services; Hotels, Casinos, and Cruise Lines; Booking & Rental Agencies; and ancillary beneficiaries of global travel. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The Morningstar Global Markets Index, measures the performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Global Travel Beneficiaries ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Global Travel Beneficiaries ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$6,082,292
Number of Portfolio Holdings	77
Portfolio Turnover Rate# (%)	17%
Total Advisory Fees Paid# ($)	$20,988
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Booking Holdings, Inc.	5.09%
American Express Co.	5.03%
Hilton Worldwide Holdings, Inc.	4.58%
Walt Disney Co.	4.41%
Marriott International, Inc.	4.38%
Airbnb, Inc.	4.15%
LVMH Moet Hennessy Louis Vuitton SE	4.05%
Estee Lauder Cos., Inc.	3.87%
Uber Technologies, Inc.	3.80%
Delta Air Lines, Inc.	3.80%
Total % of Top 10 Holdings	43.16%
Thematic Allocation**

Hotels, Casinos & Cruise Lines	33.05%
Global Travel Beneficiaries	28.74%
Airlines & Airport Services	17.86%
Booking & Rental Agencies	16.59%
Specialized REITs	2.04%
Hotel & Resort REITs	1.40%
Money Market Fund	0.32%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/jrny.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-JRNY-053124

ALPS Medical Breakthroughs ETF	ALPS ETF TRUST
NYSE ARCA: SBIO	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$28	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/30/2014)
ALPS Medical Breakthroughs ETF - NAV	26.71%	5.76%	0.67%	3.79%
ALPS Medical Breakthroughs ETF - Market Price*	27.30%	6.24%	0.73%	3.83%
S-Network® Medical Breakthrough Index	26.94%	6.08%	1.07%	4.17%
NASDAQ Biotechnology Index	14.11%	8.95%	7.78%	4.11%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.15%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

S-Network® Medical Breakthroughs Index (Ticker: PMBI) is designed to capture research and development opportunities in the biotechnology industry. PMBI consists of small-cap and mid-cap biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

NASDAQ Biotechnology Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of all the NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product's transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$104,163,663
Number of Portfolio Holdings	90
Portfolio Turnover Rate# (%)	35%
Total Advisory Fees Paid# ($)	$264,134
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Vaxcyte, Inc.	5.18%
Cerevel Therapeutics Holdings, Inc.	5.04%
Viking Therapeutics, Inc.	4.45%
REVOLUTION Medicines, Inc.	4.30%
Summit Therapeutics, Inc.	4.14%
Alkermes PLC	2.66%
Axsome Therapeutics, Inc.	2.37%
Crinetics Pharmaceuticals, Inc.	2.36%
Corcept Therapeutics, Inc.	2.13%
Merus NV	2.10%
Total % of Top 10 Holdings	34.73%
Sector Allocation**

Biotechnology	87.31%
Pharmaceuticals	11.36%
Health Care Providers & Services	1.11%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sbio.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SBIO-053124

ALPS Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: SDOG	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$19	0.36%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/29/2012)
ALPS Sector Dividend Dogs ETF - NAV	13.54%	19.73%	10.39%	7.93%	10.77%
ALPS Sector Dividend Dogs ETF - Market Price*	13.63%	19.79%	10.42%	7.93%	10.77%
S-Network® Sector Dividend Dogs Index	13.85%	20.09%	10.80%	8.38%	11.24%
S&P 500® Index‡	16.36%	28.19%	15.80%	12.69%	14.19%

Total Expense Ratio (per the current prospectus) is 0.36%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

The S-Network® Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Network US Equity WR Large-Cap 500 Index ("S-Net 500"). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$1,155,068,694
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	45%
Total Advisory Fees Paid# ($)	$2,047,145

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3M Co.	2.47%
International Paper Co.	2.41%
International Flavors & Fragrances, Inc.	2.37%
HP, Inc.	2.30%
RTX Corp.	2.30%
Williams Cos., Inc.	2.23%
Corning, Inc.	2.21%
Texas Instruments, Inc.	2.19%
Dominion Resources, Inc.	2.18%
Edison International	2.15%
Total % of Top 10 Holdings	22.81%
Sector Allocation**

Materials	10.80%
Energy	10.58%
Utilities	10.41%
Industrials	10.39%
Information Technology	10.30%
Financials	9.95%
Consumer Staples	9.77%
Communication Services	9.74%
Consumer Discretionary	9.30%
Health Care	8.59%
Money Market Fund	0.17%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sdog.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SDOG-053124

ALPS International Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: IDOG	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$26	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/27/2013)
ALPS International Sector Dividend Dogs ETF - NAV	10.52%	21.83%	9.14%	4.26%	6.28%
ALPS International Sector Dividend Dogs ETF - Market Price*	11.02%	22.44%	9.41%	4.27%	6.36%
S-Network® International Sector Dividend Dogs Index	10.79%	22.45%	9.61%	4.66%	6.69%
Morningstar Developed Markets ex-North America Index‡	12.39%	18.09%	7.71%	4.52%	6.11%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

The S-Network® International Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Network Developed International Equity 1000 Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

Morningstar® Developed Markets ex-North America Index measures the performance of companies in developed markets ex-North America. It covers approximately 97% of the full market capitalization in the Developed Markets ex-North America.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$297,404,562
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	46%
Total Advisory Fees Paid# ($)	$658,974
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

A P Moller-Maersk A/S	2.50%
Norsk Hydro ASA	2.42%
NatWest Group PLC	2.38%
Fortum Oyj	2.23%
Credit Agricole SA	2.22%
Intesa Sanpaolo SpA	2.21%
OMV AG	2.20%
WPP PLC	2.20%
Imperial Brands PLC	2.18%
Mediobanca Banca di Credito Finanziario SpA	2.15%
Total % of Top 10 Holdings	22.69%
Sector Allocation**

Financials	10.96%
Industrials	10.34%
Communication Services	10.31%
Consumer Staples	10.25%
Materials	10.21%
Utilities	9.90%
Energy	9.72%
Information Technology	9.70%
Health Care	9.51%
Consumer Discretionary	7.35%
Automobiles	1.53%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/idog.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-IDOG-053124

ALPS Emerging Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: EDOG	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$31	0.60%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (03/28/2014)
ALPS Emerging Sector Dividend Dogs ETF - NAV	4.14%	10.05%	5.39%	2.04%	2.72%
ALPS Emerging Sector Dividend Dogs ETF - Market Price*	4.43%	9.99%	5.51%	2.00%	2.75%
S-Network® Emerging Sector Dividend Dogs Index	4.96%	10.57%	6.12%	2.85%	3.51%
Morningstar Emerging Markets Index‡	7.83%	13.96%	4.80%	3.54%	4.07%

Total Expense Ratio (per the current prospectus) is 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

The S-Network® Emerging Sector Dividend Dogs Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks in the S-Network® Emerging Markets Liquid 500 Index, a universe of mainly large capitalization stocks domiciled in emerging markets on a sector-by-sector basis. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The index is reported on a Net Total Return basis which assumes reinvestment of any dividends and distributions realized during a given time period (net of any amounts of withholding tax).

Morningstar® Emerging Markets Index measures the performance of emerging markets targeting the top 97% of stocks by market capitalization.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$26,264,287
Number of Portfolio Holdings	53
Portfolio Turnover Rate# (%)	69%
Total Advisory Fees Paid# ($)	$82,195
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Delta Electronics Thailand PCL	3.37%
COSCO SHIPPING Holdings Co., Ltd.	3.01%
Infosys, Ltd.	2.90%
Wipro, Ltd.	2.78%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.65%
Grupo Mexico SAB de CV	2.47%
China Shenhua Energy Co., Ltd., Class H	2.44%
Cia Sud Americana de Vapores SA	2.41%
Grupo Aeroportuario del Centro Norte SAB de CV	2.40%
CEZ AS	2.29%
Total % of Top 10 Holdings	26.72%
Sector Allocation**

Industrials	12.55%
Energy	10.54%
Utilities	10.25%
Financials	10.17%
Communication Services	9.70%
Health Care	9.47%
Consumer Staples	9.38%
Materials	9.34%
Consumer Discretionary	9.14%
Information Technology	9.05%
Money Market Fund	0.41%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/edog.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EDOG-053124

ALPS REIT Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: RDOG	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$18	0.35%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (05/07/2008)
ALPS REIT Dividend Dogs ETF - NAV	5.60%	14.81%	0.30%	2.74%	2.37%
ALPS REIT Dividend Dogs ETF - Market Price*	5.78%	14.85%	0.29%	2.75%	2.37%
S-Network® REIT Dividend Dogs Index	5.84%	15.27%	-	-	-
S-Network® US Composite REIT Index	4.30%	9.46%	2.96%	-	-
S-Network® REIT Dividend Dogs Index / S&P United States REIT Index**	5.84%	15.27%	1.03%	4.28%	5.00%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	10.76%

Total Expense Ratio (per the current prospectus) is 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. On January 2, 2020, the Fund changed its underlying index and principal investment strategies. Consequently, the Fund's total returns shown above for the periods prior to January 2, 2020 are not necessarily indicative of the performance of the Fund, as it is currently managed. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**

The performance shown reflects a combination of the Fund's Underlying Index, and for periods prior to January 2, 2020, the S&P United States REIT Index. Prior to January 2, 2020, the Fund used a different Underlying Index than the S&P United States REIT Index. Therefore, the historical returns shown for the periods prior to January 2, 2020, are not necessarily indicative of the historical strategy of the Fund.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The S-Network® REIT Dividend Dogs Index, like the S-Net U.S. REIT from which components of the Underlying Index are selected, divides into nine segments, eight of which are based on Global Industry Classification Standard ("GICS") Sub-Industries (excluding Technology REITs involved in cell towers and/or data centers) and a separate Technology REIT segment based on the research of the Underlying Index provider, S-Network® Global Indexes, Inc. (the "Index Provider"). The Underlying Index generally consists of 45 REITs on each annual reconstitution date. The Underlying Index's REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. The Underlying Index is rebalanced quarterly. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index commenced operations on October 29, 2019.

The S-Network® Composite US REIT Index (the "S-Net U.S. REIT" or "SNREIT") is a benchmark index for the Real Estate Investment Trust component of the US stock market. The SNREIT provides the universe of stocks for RDOGX. The selection criteria for SNREIT include requirements for sector inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors. All constituents of RDOGX must be constituents of SNREIT. The index commenced operations on February 12, 2016.

The S&P United States REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS REIT Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$11,891,845
Number of Portfolio Holdings	46
Portfolio Turnover Rate# (%)	53%
Total Advisory Fees Paid# ($)	$20,822
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Braemar Hotels & Resorts, Inc.	3.05%
Medical Properties Trust, Inc.	2.86%
Apartment Income REIT Corp.	2.68%
Healthcare Realty Trust, Inc.	2.66%
NexPoint Residential Trust, Inc.	2.64%
Elme Communities	2.54%
Innovative Industrial Properties, Inc.	2.48%
BRT Apartments Corp.	2.42%
Gladstone Commercial Corp.	2.42%
Armada Hoffler Properties, Inc.	2.38%
Total % of Top 10 Holdings	26.13%
Sector Allocation**

Residential REITs	12.34%
Health Care REITs	12.34%
Diversified REITs	11.77%
Office REITs	11.39%
Retail REITs	10.78%
Hotel & Resort REITs	10.75%
Industrial REITs	10.70%
Technology REITs	10.08%
Specialized REITs	9.53%
Money Market Fund	0.32%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rdog.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RDOG-053124

ALPS | O'Shares U.S. Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OUSA	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$25	0.48%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (07/13/2015)
ALPS | O'Shares U.S. Quality Dividend ETF - NAV	10.64%	18.97%	10.77%	10.23%
ALPS | O'Shares U.S. Quality Dividend ETF - Market Price*	10.73%	19.04%	10.79%	10.23%
O'Shares U.S. Quality Dividend Index**	10.92%	19.62%	11.33%	10.79%
Morningstar US Large-Mid Cap Broad Value Index	14.33%	23.90%	12.88%	10.68%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.62%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares U.S. Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Previously, the Predecessor Fund had adopted the historical performance of the O'Shares FTSE U.S. Quality Dividend ETF (the "Previous Predecessor Fund"), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same. Effective June 1, 2020, the Predecessor Fund's underlying index was changed to the O'Shares U.S. Quality Dividend Index (the "Underlying Index") from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the "Former Index"). Thus, Predecessor Fund performance shown through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**

The O'Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O'Shares U.S. Quality Dividend Index thereafter.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The O'Shares U.S. Quality Dividend Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The Morningstar US Large-Mid Cap Broad Value Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O'Shares U.S. Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$745,421,146
Number of Portfolio Holdings	101
Portfolio Turnover Rate# (%)	0%
Total Advisory Fees Paid# ($)	$1,731,417
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Microsoft Corp.	5.63%
Apple, Inc.	4.84%
JPMorgan Chase & Co.	4.52%
Verizon Communications, Inc.	4.33%
Visa, Inc.	3.91%
Broadcom, Inc.	3.83%
Comcast Corp.	3.79%
Eli Lilly & Co.	3.67%
Mastercard, Inc.	3.22%
Home Depot, Inc.	3.10%
Total % of Top 10 Holdings	40.84%
Sector Allocation**

Information Technology	26.54%
Health Care	18.23%
Financials	13.55%
Industrials	12.45%
Consumer Discretionary	9.37%
Consumer Staples	9.19%
Communication Services	8.12%
Utilities	2.52%
Money Market Fund	0.03%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousa.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSA-053124

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OUSM	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$26	0.48%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/29/2016)
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	15.91%	24.84%	12.45%	9.34%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF - Market Price*	15.91%	24.83%	12.46%	9.35%
O'Shares U.S. Small Cap Quality Dividend Index**	16.21%	25.47%	13.00%	9.88%
Morningstar US Small-Cap Broad Value Extended Index	13.49%	23.33%	10.50%	6.73%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.85%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares U.S. Small-Cap Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Effective May 4, 2018, the Predecessor Fund's underlying index was changed from the FTSE USA Small Cap Qual/Vol/Yield Factor 3% Capped Index (the "Former Underlying Index 1") to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the "Former Underlying Index 2" and together with the Former Underlying Index 1, the "Former Underlying Indexes"). Effective June 1, 2020, the Predecessor Fund's underlying index was changed from the Former Underlying Index 2 to the O'Shares U.S. Small Cap Quality Dividend Index (the "Underlying Index"). Thus, Predecessor Fund performance shown prior to May 4, 2018 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 1, Predecessor Fund performance shown from May 4, 2018 through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 2, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index.

In addition, the Underlying Index performance shown reflects the blended performance of the Former Underlying Index 1 through May 3, 2018, the Former Underlying Index 2 from May 4, 2018 through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**

The O'Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O'Shares U.S. Small-Cap Quality Dividend Index thereafter.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The O'Shares U.S. Small-Cap Quality Dividend Index is designed to reflect the performance of publicly-listed small-capitalization dividend paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds. The quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

Morningstar US Small-Cap Broad Value Extended Index is designed to provide comprehensive, consistent representation of the small-cap value segment of the US equity market. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$614,902,447
Number of Portfolio Holdings	107
Portfolio Turnover Rate# (%)	1%
Total Advisory Fees Paid# ($)	$1,233,923
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Williams-Sonoma, Inc.	3.42%
Dick's Sporting Goods, Inc.	2.40%
Tradeweb Markets, Inc.	2.20%
Owens Corning	2.19%
Texas Roadhouse, Inc.	2.16%
Juniper Networks, Inc.	2.15%
Encompass Health Corp.	2.14%
Chemed Corp.	1.91%
Organon & Co.	1.89%
Old Republic International Corp.	1.88%
Total % of Top 10 Holdings	22.34%
Sector Allocation**

Consumer Discretionary	22.98%
Financials	22.00%
Industrials	21.31%
Information Technology	10.34%
Health Care	10.07%
Consumer Staples	5.17%
Utilities	4.85%
Communication Services	3.17%
Money Market Fund	0.11%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousm.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSM-053124

ALPS | O'Shares Global Internet Giants ETF	ALPS ETF TRUST
Cboe BZX: OGIG	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$25	0.48%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/04/2018)
ALPS | O'Shares Global Internet Giants ETF - NAV	7.48%	21.17%	9.60%	6.81%
ALPS | O'Shares Global Internet Giants ETF - Market Price*	7.53%	21.47%	9.64%	6.82%
O'Shares Global Internet Giants Index	7.75%	21.82%	10.17%	7.36%
NASDAQ 100 Index	16.69%	31.12%	22.09%	18.30%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.00%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares Global Internet Giants ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The O'Shares Global Internet Giants Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the internet technology and e-commerce business segments and pass screens for gross margin and cash burn sustainability. Companies included in the Underlying Index derive at least 50% of their revenues from a) internet technology companies whose principal business is to provide the technologies that support internet commerce; and b) internet commerce companies whose principal business is to sell products and services via the internet. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O'Shares Global Internet Giants ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$127,950,809
Number of Portfolio Holdings	73
Portfolio Turnover Rate# (%)	24%
Total Advisory Fees Paid# ($)	$343,196
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Alphabet, Inc.	6.73%
Microsoft Corp.	6.31%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc.	5.66%
PDD Holdings, Inc.	3.30%
Meituan	1.96%
Full Truck Alliance Co., Ltd.	1.92%
MercadoLibre, Inc.	1.90%
Crowdstrike Holdings, Inc.	1.81%
ServiceNow, Inc.	1.79%
Total % of Top 10 Holdings	37.43%
Sector Allocation**

Information Technology	47.01%
Communication Services	25.44%
Consumer Discretionary	21.22%
Industrials	4.02%
Real Estate	1.35%
Health Care	0.72%
Money Market Fund	0.24%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ogig.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OGIG-053124

ALPS | O'Shares Europe Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OEUR	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS | O'Shares Europe Quality Dividend ETF (the "Fund" or "OEUR") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oeur. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Europe Quality Dividend ETF	$26	0.48%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (08/18/2015)
ALPS | O'Shares Europe Quality Dividend ETF - NAV	13.86%	17.12%	8.90%	5.36%
ALPS | O'Shares Europe Quality Dividend ETF - Market Price*	14.53%	17.37%	9.06%	5.44%
O'Shares Europe Quality Dividend Index**	13.99%	17.68%	9.43%	5.84%
EURO STOXX 50 Net Return USD Index	15.41%	23.28%	10.68%	6.57%
Morningstar Europe Index‡	14.54%	20.92%	9.04%	6.36%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares Europe Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Previously, the Predecessor Fund had adopted the historical performance of the O'Shares FTSE Europe Quality Dividend ETF (the "Previous Predecessor Fund"), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund's underlying index was changed to the O'Shares Europe Quality Dividend Index (the "Underlying Index") from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the "Former Index"). Thus, Predecessor Fund performance shown through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**

The O'Shares Europe Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O'Shares Europe Quality Dividend Index thereafter.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The O'Shares Europe Quality Dividend Index is designed to reflect the performance of publicly-listed large-capitalization and mid-capitalization dividend paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and high dividend yield thresholds. The quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a Net Total Return basis which assumes reinvestment of any dividends and distributions realized during a given time period (net of any amounts of withholding tax).

The EURO STOXX 50 Net Return USD Index represents the performance of the 50 largest companies among the 20 supersectors in terms of free-float market cap in Eurozone countries.

The Morningstar Europe Index measures the performance of large-, mid- and small-cap stocks in developed and emerging markets in Europe, representing the top 97% of the investable universe by market capitalization.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O'Shares Europe Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$40,265,097
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$89,579
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Novo Nordisk A/S	5.02%
ASML Holding NV	4.56%
SAP SE	3.95%
Nestle SA	3.94%
Schneider Electric SE	3.79%
Novartis AG	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.68%
Siemens AG	3.50%
Allianz SE	3.23%
Roche Holding AG	3.18%
Total % of Top 10 Holdings	38.53%
Sector Allocation**

Industrials	27.66%
Health Care	16.49%
Consumer Staples	14.21%
Consumer Discretionary	12.45%
Financials	12.45%
Information Technology	8.52%
Utilities	4.46%
Communication Services	3.69%
Money Market Fund	0.07%
Total	100.00%
Country Exposure**

France	19.36%
Great Britain	19.07%
Switzerland	18.18%
Germany	15.53%
Netherlands	8.93%
Sweden	6.26%
Denmark	5.26%
Spain	4.41%
Ireland	1.65%
Finland	1.28%
Money Market Fund	0.07%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/oeur.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OEUR-053124

Barron's 400SM ETF	ALPS ETF TRUST
NYSE ARCA: BFOR	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$35	0.65%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/03/2013)
Barron's 400SM ETF - NAV	16.78%	29.72%	13.49%	9.27%	10.32%
Barron's 400SM ETF - Market Price*	16.78%	29.72%	13.52%	9.27%	10.32%
Barron's 400 IndexSM	17.16%	30.53%	14.24%	9.98%	11.04%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	13.07%

Total Expense Ratio (per the current prospectus) is 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The Barron's 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related, rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron's 400SM ETF.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron's 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron's 400SM ETF on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The Barron's 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$140,522,203
Number of Portfolio Holdings	400
Portfolio Turnover Rate# (%)	44%
Total Advisory Fees Paid# ($)	$448,311

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Vistra Corp.	0.42%
First Solar, Inc.	0.41%
Abercrombie & Fitch Co.	0.36%
IES Holdings, Inc.	0.36%
Vertiv Holdings Co.	0.36%
Tenet Healthcare Corp.	0.34%
Teekay Tankers, Ltd., Class A	0.34%
AppLovin Corp.	0.33%
Boot Barn Holdings, Inc.	0.33%
UFP Technologies, Inc.	0.33%
Total % of Top 10 Holdings	3.58%
Sector Allocation**

Financials	20.52%
Industrials	18.37%
Consumer Discretionary	14.97%
Information Technology	13.27%
Health Care	10.15%
Energy	10.14%
Materials	4.30%
Consumer Staples	4.69%
Communication Services	2.03%
Utilities	1.19%
Real Estate	0.25%
Money Market Fund	0.12%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/bfor.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-BFOR-053124

Level Four Large Cap Growth Active ETF	ALPS ETF TRUST
NASDAQ: LGRO	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$27	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	6 Months	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	13.55%	19.64%
Level Four Large Cap Growth Active ETF - Market Price*	13.54%	19.72%
Bloomberg US 1000 Growth Index	17.01%	23.80%
Bloomberg US 1000 Index‡	16.03%	21.46%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance and has been added to comply with new regulatory requirements.

The Bloomberg US 1000 Growth Index provides exposure to companies with superior growth factor scores based on their earnings yield, valuation, dividend yield and growth.

The Bloomberg US 1000 Index is a float market-cap-weighted benchmark of the 1000 most highly capitalized US companies

The Fund is new with limited operating history.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 5,000 shares.

The Level Four Large Cap Growth Active ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the Level Four Large Cap Growth Active ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$78,441,802
Number of Portfolio Holdings	49
Portfolio Turnover Rate# (%)	6%
Total Advisory Fees Paid# ($)	$193,238
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Apple, Inc.	7.81%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.48%
Alphabet, Inc.	4.96%
NVIDIA Corp.	3.72%
Booking Holdings, Inc.	3.17%
Meta Platforms, Inc.	3.13%
BlackRock, Inc.	2.98%
Lam Research Corp.	2.97%
PayPal Holdings, Inc.	2.83%
Total % of Top 10 Holdings	42.81%
Sector Allocation**

Information Technology	40.05%
Consumer Discretionary	15.64%
Financials	13.88%
Communication Services	10.98%
Industrials	7.56%
Health Care	5.79%
Consumer Staples	1.86%
Energy	1.39%
Real Estate	0.93%
Money Market Fund	1.92%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/lgro.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-LGRO-053124

RiverFront Dynamic Core Income ETF	ALPS ETF TRUST
NYSE ARCA: RFCI	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about RiverFront Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic Core Income ETF	$26	0.51%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/13/2016)
RiverFront Dynamic Core Income ETF - NAV	2.89%	3.47%	0.63%	1.14%
RiverFront Dynamic Core Income ETF - Market Price*	3.13%	3.51%	0.62%	1.16%
Bloomberg US Aggregate Bond Index‡	2.12%	1.31%	-0.17%	0.69%

Total Expense Ratio (per the current prospectus) is 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$24,829,701
Number of Portfolio Holdings	45
Portfolio Turnover Rate# (%)	13%
Total Advisory Fees Paid# ($)	$65,522
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2043 4.75%	10.84%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.17%
Kinetik Holdings LP 12/15/2028 6.63%	4.05%
U.S. Treasury Bond 11/15/2052 4.00%	4.04%
U.S. Treasury Bond 08/15/2029 6.13%	3.71%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.56%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.52%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.50%
Concentrix Corp. 08/02/2033 6.85%	3.38%
Bank of America Corp. 5Y US TI + 3.23%	2.49%
Total % of Top 10 Holdings	43.26%
Sector Allocation**

Financials	28.56%
Government	20.14%
Consumer Discretionary	15.50%
Energy	8.54%
Utilities	8.44%
Technology	5.45%
Industrials	5.17%
Consumer Staples	1.83%
Health Care	1.34%
Communications	1.16%
Materials	0.97%
Money Market Fund	2.90%
Total	100.00%

#	During the period

**	% of Total Investments

^	Excludes Money Market Fund

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfci.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFCI-053124

RiverFront Dynamic US Dividend Advantage ETF	ALPS ETF TRUST
NYSE ARCA: RFDA	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about RiverFront Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic US Dividend Advantage ETF	$28	0.52%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/06/2016)
RiverFront Dynamic US Dividend Advantage ETF - NAV	14.82%	22.71%	13.95%	11.91%
RiverFront Dynamic US Dividend Advantage ETF - Market Price*	14.87%	22.96%	13.95%	11.91%
S&P 500® Index‡	16.36%	28.19%	15.80%	14.20%

Total Expense Ratio (per the current prospectus) is 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

S&P 500® Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$76,109,932
Number of Portfolio Holdings	73
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$195,064
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Microsoft Corp.	8.44%
NVIDIA Corp.	8.20%
Apple, Inc.	7.53%
Amazon.com, Inc.	4.05%
Alphabet, Inc.	3.47%
Exxon Mobil Corp.	2.47%
Equitrans Midstream Corp.	2.46%
Merck & Co., Inc.	2.12%
Booking Holdings, Inc.	2.12%
Antero Midstream Corp.	1.78%
Total % of Top 10 Holdings	42.64%
Sector Allocation**

Information Technology	28.93%
Financials	13.78%
Energy	12.68%
Consumer Discretionary	11.13%
Health Care	8.29%
Communication Services	6.22%
Real Estate	5.64%
Utilities	4.76%
Industrials	3.63%
Consumer Staples	3.42%
Materials	1.52%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfda.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFDA-053124

RiverFront Strategic Income Fund	ALPS ETF TRUST
NYSE ARCA: RIGS	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about RiverFront Strategic Income Fund (the "Fund" or "RIGS") for the period of December 1, 2023 to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Strategic Income Fund	$23	0.46%
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (10/07/2013)
RiverFront Strategic Income Fund - NAV	2.83%	4.01%	1.68%	2.58%	2.97%
RiverFront Strategic Income Fund - Market Price*	3.06%	3.97%	1.51%	2.54%	2.96%
Bloomberg US Aggregate Bond Index‡	2.12%	1.31%	-0.17%	1.26%	1.53%

Total Expense Ratio (per the current prospectus) is 0.47%. The Fund's management fees consist of a fee of 0.11% paid to the Fund's investment adviser and a fee of 0.35% paid to the Fund's sub-adviser.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$96,978,317
Number of Portfolio Holdings	96
Portfolio Turnover Rate# (%)	23%
Total Advisory Fees Paid# ($)	$234,269
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2052 4.00%	7.42%
U.S. Treasury Bond 11/15/2043 4.75%	4.52%
U.S. Treasury Bond 08/15/2029 6.13%	2.53%
U.S. Treasury Note 07/31/2030 4.00%	1.95%
Concentrix Corp. 08/02/2028 6.60%	1.43%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
Goldman Sachs Group, Inc. 10/21/2025 4.25%	1.28%
Bank of America Corp. 10/22/2026 4.25%	1.27%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.27%
Citigroup, Inc. 09/29/2027 4.45%	1.27%
Total % of Top 10 Holdings	24.33%
Sector Allocation**

Financials	25.64%
Government	16.18%
Consumer Discretionary	13.33%
Industrials	8.97%
Materials	8.59%
Energy	6.21%
Utilities	5.64%
Communications	5.06%
Health Care	3.19%
Technology	2.92%
Consumer Staples	2.75%
Money Market Fund	1.52%
Total	100.00%

#	During the period.

**	% of Total Investments

^	Excludes Money Market Fund

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rigs.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RIGS-053124

ALPS | Smith Core Plus Bond ETF	ALPS ETF TRUST
NYSE ARCA: SMTH	Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 5, 2023 (inception) to May 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$29^	0.59%
^

ALPS | Smith Core Plus Bond ETF commenced operations on December 5, 2023. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (178) divided by 366.

HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance (as of May 31, 2024)
	1 Month	3 Months	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	1.48%	0.16%	3.03%
ALPS | Smith Core Plus Bond ETF - Market Price*	1.64%	0.32%	3.48%
Bloomberg US Aggregate Bond Index‡	1.70%	0.04%	0.94%

Total Expense Ratio (per the current prospectus) is 0.59%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

*

Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

‡	This index represents a broad measure of market performance for purposes of new regulatory requirements.

Bloomberg US Aggregate Bond Index: a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and CMBS (agency and non-agency). One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is new with limited operating history.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | Smith Core Plus Bond ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS | Smith Core Plus Bond ETF.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$732,204,178
Number of Portfolio Holdings	465
Portfolio Turnover Rate# (%)	89%
Total Advisory Fees Paid# ($)	$1,162,246
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

U.S. Treasury Note 10/31/2025 5.00%	5.11%
U.S. Treasury Bond 02/15/2044 4.50%	4.64%
U.S. Treasury Bond 05/15/2034 4.38%	4.58%
U.S. Treasury Note 04/30/2029 4.63%	4.55%
U.S. Treasury Bond 02/15/2054 4.25%	4.51%
U.S. Treasury Bond 05/15/2044 4.63%	4.06%
U.S. Treasury Note 09/30/2025 5.00%	4.01%
U.S. Treasury Note 11/30/2025 4.88%	3.94%
U.S. Treasury Note 08/31/2025 5.00%	3.76%
U.S. Treasury Bond 11/15/2053 4.75%	3.23%
Total % of Top 10 Holdings	42.40%
Sector Allocation**

Government	47.90%
Financials	12.53%
Mortgage Securities	11.86%
Energy	5.70%
Industrials	5.44%
Health Care	5.08%
Consumer Discretionary	5.03%
Utilities	1.76%
Consumer Staples	1.59%
Communications	1.07%
Technology	0.96%
Materials	0.65%
Money Market Fund	0.44%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/smth.

If you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SMTH-053124

(b)	Not applicable

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable to Registrant.

Item 6.	Schedule of Investments.

  (a)          Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

  (b)          Not applicable to Registrant.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Alerian MLP ETF
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Alerian Energy Infrastructure ETF
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	13
Additional Information	24
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	26
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	27
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	28
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	29

alpsfunds.com

Alerian Exchange Traded Funds

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

Alerian MLP ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (104.74%)
Compression (2.93%)
USA Compression Partners LP(a)	10,054,636	$246,338,582

Gathering + Processing (26.19%)
EnLink Midstream LLC(a)	43,816,316	556,029,050
Hess Midstream LP, Class A(a)	14,174,596	492,567,211
Western Midstream Partners LP(a)	30,904,453	1,153,354,186
Total Gathering + Processing		2,201,950,447

Liquefaction (4.14%)
Cheniere Energy Partners LP	7,215,908	347,590,288

Marketing & Distribution (16.42%)
Global Partners LP(a)	4,604,567	222,538,723
Suburban Propane Partners LP(a)	11,225,162	228,207,544
Sunoco LP(a)	18,235,848	930,028,248
Total Marketing & Distribution		1,380,774,515

Pipeline Transportation | Natural Gas (25.94%)
Energy Transfer LP	70,179,231	1,099,708,550
Enterprise Products Partners LP	37,935,280	1,081,155,480
Total Pipeline Transportation | Natural Gas		2,180,864,030

Pipeline Transportation | Petroleum (29.12%)
Delek Logistics Partners LP	1,601,511	63,451,866
Genesis Energy LP(a)	19,167,891	239,981,995
MPLX LP	26,242,908	1,067,561,497
Plains All American Pipeline LP(a)	63,338,417	1,077,386,473
Total Pipeline Transportation | Petroleum		2,448,381,831

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,404,098,853)		8,805,899,693
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	4,667,374	$4,667,374

TOTAL SHORT TERM INVESTMENTS

(Cost $4,667,374)			4,667,374

TOTAL INVESTMENTS (104.80%)
(Cost $4,408,766,227)			$8,810,567,067
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.80%)			(403,473,653)
NET ASSETS - 100.00%			$8,407,093,414

(a)	Affiliated Company. See Note 8 in Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$3,664,135,055
Investments in affiliates, at value	5,146,432,012
Receivable for investments sold	2,317,298
Total Assets	8,812,884,365

LIABILITIES:
Payable for shares redeemed	2,291,293
Income tax payable	27,723,149
Deferred tax liability (Note 2)	369,713,780
Payable to adviser	6,062,729
Total Liabilities	405,790,951
NET ASSETS	$8,407,093,414

NET ASSETS CONSIST OF:
Paid-in capital	$8,933,403,824
Distributable earnings/(accumulated losses)	(526,310,410)
NET ASSETS	$8,407,093,414

INVESTMENTS, AT COST	$1,534,250,754
INVESTMENTS IN AFFILIATES, AT COST	2,874,515,473

PRICING OF SHARES
Net Assets	$8,407,093,414
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	183,457,420
Net Asset Value, offering and redemption price per share	$45.83

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$318,177,461 (a)
Less return of capital distributions	(311,089,897)
Total Investment Income	7,087,564

EXPENSES:
Investment adviser fee	33,501,399
Total Expenses	33,501,399
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(26,413,835)
Current income tax benefit/(expense)	5,039,949
NET INVESTMENT LOSS	(21,373,886)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments, before income taxes	59,750,502
Net realized gain on affiliated investments, before income taxes	8,935,224
Current income tax benefit/(expense)	(13,109,195)
Net realized gain	55,576,531
Net change in unrealized appreciation on investments, before income taxes	189,864,223
Net change in unrealized appreciation on affiliated investments, before income taxes	517,904,175
Deferred income tax benefit/(expense)	(135,043,808)
Net change in unrealized appreciation	572,724,590
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	628,301,121
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$606,927,235

(a)	Includes return of capital distributions and dividend income from affiliated investments in the amount of $170,128,318 and $7,087,564, respectively.

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment loss	$(21,373,886)	$(39,353,289)
Net realized gain	55,576,531	968,978,085
Net change in unrealized appreciation	572,724,590	321,187,085
Net increase in net assets resulting from operations	606,927,235	1,250,811,881

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(323,994,504)	(559,281,783)
Total distributions	(323,994,504)	(559,281,783)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	954,401,433	1,459,261,841
Cost of shares redeemed	(330,049,996)	(1,330,182,900)
Net increase from share transactions	624,351,437	129,078,941

Net increase in net assets	907,284,168	820,609,039

NET ASSETS:
Beginning of period	7,499,809,246	6,679,200,207
End of period	$8,407,093,414	$7,499,809,246

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	169,807,420	166,932,420
Shares sold	20,925,000	36,325,000
Shares redeemed	(7,275,000)	(33,450,000)
Shares outstanding, end of period	183,457,420	169,807,420

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)	For the Year Ended November 30, 2019 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$44.17		$40.01	$31.63	$25.02	$39.15	$47.75

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.12)		(0.24)	(0.28)	(0.27)	(0.24)	(0.35)
Net realized and unrealized gain/(loss) on investments	3.60		7.74	11.59	9.68	(10.73)	(4.35)
Total from investment operations	3.48		7.50	11.31	9.41	(10.97)	(4.70)

DISTRIBUTIONS:
Distributions from Income	(1.82)		(3.34)	–	–	–	–
From tax return of capital	–		–	(2.93)	(2.80)	(3.16)	(3.90)
Total distributions	(1.82)		(3.34)	(2.93)	(2.80)	(3.16)	(3.90)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.66		4.16	8.38	6.61	(14.13)	(8.60)
NET ASSET VALUE, END OF PERIOD	$45.83		$44.17	$40.01	$31.63	$25.02	$39.15
TOTAL RETURN(c)	8.00%		19.82%	36.31%	37.97%	(28.36)%	(10.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,407,093		$7,499,809	$6,679,200	$4,980,175	$3,880,137	$7,249,005

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including current and deferred tax expenses/benefits)(e)	0.72	%(d)	0.79%	0.74%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(f)	4.45	%(d)	2.67%	5.03%	0.87%	0.90%	0.87%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.67	)%(d)	(0.65)%	(0.85)%	(0.85)%	(0.85)%	(0.77)%
Net investment loss (including deferred tax expenses/benefits)(e)	(0.54	)%(d)	(0.59)%	(0.74)%	(0.85)%	(0.85)%	(0.77)%
PORTFOLIO TURNOVER RATE(g)	16%		40%	26%	20%	23%	34%

(a)	On May 18, 2020, the Alerian MLP ETF underwent a one for five reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this reverse split.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).
(f)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(g)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (24.66%)
Gathering + Processing (4.75%)
Keyera Corp.(a)	260,561	$6,899,480

Pipeline Transportation | Natural Gas (4.54%)
TC Energy Corp.(a)	170,973	6,593,302

Pipeline Transportation | Petroleum (13.26%)
Enbridge, Inc.	333,232	12,183,096
Pembina Pipeline Corp.	190,173	7,064,426
Total Pipeline Transportation | Petroleum		19,247,522

Storage (2.11%)
Gibson Energy, Inc.(a)	183,253	3,062,844

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $34,487,171)		35,803,148

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.67%)
Exchange Traded Fund (0.67%)
Energy Select Sector SPDR Fund	10,500	978,600

TOTAL EXCHANGE TRADED FUND
(Cost $978,679)		978,600

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (31.90%)
Gathering + Processing (11.00%)
Kinetik Holdings, Inc.	29,705	1,217,608
ONEOK, Inc.	86,192	6,981,552
Targa Resources Corp.	65,757	7,774,450
Total Gathering + Processing		15,973,610

Liquefaction (5.71%)
Cheniere Energy, Inc.	44,640	7,043,746
NextDecade Corp.(a)(b)	117,126	838,622
Tellurian, Inc.(a)(b)	798,519	410,519
Total Liquefaction		8,292,887

Pipeline Transportation | Natural Gas (15.19%)
DT Midstream, Inc.	104,121	6,984,437
Equitrans Midstream Corp.	528,907	7,552,792
Kinder Morgan, Inc.	385,493	7,513,258
Total Pipeline Transportation | Natural Gas		22,050,487

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $34,378,668)		46,316,984
Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.76%)
Gathering + Processing (7.71%)
Hess Midstream LP, Class A	89,952	$3,125,832
MPLX LP	132,821	5,403,158
Western Midstream Partners LP	71,298	2,660,842
Total Gathering + Processing		11,189,832

Pipeline Transportation | Natural Gas (17.71%)
Energy Transfer LP	874,992	13,711,124
Enterprise Products Partners LP	421,024	11,999,184
Total Pipeline Transportation | Natural Gas		25,710,308

Pipeline Transportation | Petroleum (0.34%)
Genesis Energy LP	39,087	489,369

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $30,460,134)		37,389,509

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.69%)
Gathering + Processing (11.80%)
Antero Midstream Corp.	385,237	5,643,721
EnLink Midstream LLC	277,966	3,527,389
The Williams Cos., Inc.	191,735	7,958,920
Total Gathering + Processing		17,130,030

Pipeline Transportation | Petroleum (4.89%)
Plains GP Holdings LP, Class A	393,836	7,092,986

TOTAL U.S. GENERAL PARTNERS
(Cost $16,886,469)		24,223,016

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2024 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.44%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $298,755)	5.26%	298,755	$298,755

Investments Purchased with Collateral from Securities Loaned (1.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $1,783,990)		1,783,990	$1,783,990
TOTAL SHORT TERM INVESTMENTS

(Cost $2,082,745)			2,082,745

TOTAL INVESTMENTS (101.12%)
(Cost $119,273,866)			$146,794,002
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.12%)			(1,625,120)
NET ASSETS - 100.00%			$145,168,882

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,459,132.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2024

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value*	$146,794,002
Receivable for investments sold	991,335
Receivable for shares sold	1,290,392
Dividends receivable	188,293
Total Assets	149,264,022

LIABILITIES:
Payable for investments purchased	2,269,015
Payable to adviser	42,135
Payable for collateral upon return of securities loaned	1,783,990
Total Liabilities	4,095,140
NET ASSETS	$145,168,882

NET ASSETS CONSIST OF:
Paid-in capital	$118,262,705
Distributable earnings	26,906,177
NET ASSETS	$145,168,882

INVESTMENTS, AT COST	$119,273,866

PRICING OF SHARES
Net Assets	$145,168,882
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	5,625,000
Net Asset Value, offering and redemption price per share	$25.81

*	Includes $1,459,132 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends*	$4,014,398
Securities lending income	8,073
Total Investment Income	4,022,471

EXPENSES:
Investment adviser fees	236,306
Total Expenses	236,306
NET INVESTMENT INCOME	3,786,165

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	1,706,426
Net realized gain on foreign currency transactions	1,792
Net realized gain	1,708,218
Net change in unrealized appreciation on investments	12,806,155
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(2,136)
Net change in unrealized appreciation	12,804,019
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	14,512,237
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,298,402
* Net of foreign tax withholding.	$175,250

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2024

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$3,786,165	$5,563,949
Net realized gain	1,708,218	4,005,613
Net change in unrealized appreciation/(depreciation)	12,804,019	(93,168)
Net increase in net assets resulting from operations	18,298,402	9,476,394

DISTRIBUTIONS:
From distributable earnings	(3,830,992)	(1,902,116)
From tax return of capital	–	(5,303,713)
Total distributions	(3,830,992)	(7,205,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,156,426	8,337,471
Cost of shares redeemed	(4,729,155)	(20,419,761)
Net decrease from share transactions	(1,572,729)	(12,082,290)
Net increase/(decrease) in net assets	12,894,681	(9,811,725)

NET ASSETS:
Beginning of period	132,274,201	142,085,926
End of period	$145,168,882	$132,274,201

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,700,000	6,275,000
Shares sold	125,000	375,000
Shares redeemed	(200,000)	(950,000)
Shares outstanding, end of period	5,625,000	5,700,000

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2024

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$23.21		$22.64	$18.59	$14.51		$19.19	$20.34

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.68		0.97	0.61	1.08		0.90	0.88
Net realized and unrealized gain/(loss) on investments	2.60		0.86	4.57	4.49		(4.50)	(0.64)
Total from investment operations	3.28		1.83	5.18	5.57		(3.60)	0.24

DISTRIBUTIONS:
From net investment income	(0.68)		(0.33)	(0.21)	(0.74)		(0.45)	(0.50)
Tax return of capital	–		(0.93)	(0.92)	(0.75)		(0.63)	(0.89)
Total distributions	(0.68)		(1.26)	(1.13)	(1.49)		(1.08)	(1.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.60		0.57	4.05	4.08		(4.68)	(1.15)
NET ASSET VALUE, END OF PERIOD	$25.81		$23.21	$22.64	$18.59		$14.51	$19.19
TOTAL RETURN(b)	14.39%		8.63%	28.21%	38.93%		(18.82)%	1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$145,169		$132,274	$142,086	$59,487		$36,988	$51,809

Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.51	%(d)	0.65%	0.65%
Ratio of net investment income to average net assets	5.61	%(c)	4.46%	2.84%	5.84%		5.91%	4.23%
PORTFOLIO TURNOVER RATE(e)	13%		28%	26%	34%		34%	26%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective July 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.35%.
(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2024:

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$8,805,899,693	$–	$–	$8,805,899,693
Short Term Investments	4,667,374	–	–	4,667,374
Total	$8,810,567,067	$–	$–	$8,810,567,067

14 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$35,803,148	$–	$–	$35,803,148
Exchange Traded Fund	978,600	–	–	978,600
U.S. Energy Infrastructure Companies*	46,316,984	–	–	46,316,984
U.S. Energy Infrastructure MLPs*	37,389,509	–	–	37,389,509
U.S. General Partners*	24,223,016	–	–	24,223,016
Short Term Investments	2,082,745	–	–	2,082,745
Total	$146,794,002	$–	$–	$146,794,002

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

15 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. A portion of any gain or loss recognized by the Fund on a sale of an MLP equity security (or by an MLP on a sale of an underlying asset) may be separately computed and treated as ordinary income or loss under the Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the sale and will be recognized even if there is a net taxable loss on the sale. The Fund's net capital losses may only be used to offset capital gains and therefore cannot be used to offset gains that are treated as ordinary income. Thus, the Fund could recognize both gain that is treated as ordinary income and a capital loss on a sale of an MLP equity security (or on an MLP's sale of an underlying asset) and would not be able to use the capital loss to offset that gain. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available and may consider, among other matters, the duration of statutory carryforward periods, shareholder transactions, underlying index constituent changes and market conditions. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2024
	Current	Deferred	Total
Federal	$26,287,358	$130,806,039	$157,093,397
State	1,435,791	5,976,078	7,411,869
Valuation Allowance	–	(21,392,212)	(21,392,212)
Total tax expense/(benefit)	$27,723,149	$115,389,905	$143,113,054

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2024	As of November 30, 2023
Deferred tax assets:
Capital loss carryforward	$544,986,563	$524,032,603
Net operating loss carryforward	18,199,275	24,884,154
Income recognized from MLP investments	1,731,500,559	1,632,443,967
Other deferred tax assets	8,386,755	9,788,597
Valuation allowance	(70,502,904)	(91,895,116)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(2,602,284,028)	(2,352,863,780)
Other deferred tax liabilities	–	(67,889)
Net Deferred Tax Asset/(Liability)	$(369,713,780)	$(253,677,464)

Due to the activities of the MLPs that the Fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

16 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2025. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2020	$719,704,371	11/30/2025
Federal	11/30/2021	673,784,686	11/30/2026
Federal	11/30/2022	818,305,025	11/30/2027
Total		$2,211,794,082

The net operating loss carryforward is available to offset future taxable income. The Fund has no net operating loss carryforwards for federal income tax purposes and has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$348,319	Varies by State
State	11/30/2013	1,709,988	Varies by State
State	11/30/2014	666,282	Varies by State
State	11/30/2015	3,032,279	Varies by State
State	11/30/2016	6,027,665	Varies by State
State	11/30/2017	5,100,371	Varies by State
State	11/30/2018	1,729,340	Varies by State
State	11/30/2019	1,535,401	Varies by State
State	11/30/2020	1,768,627	Varies by State
State	11/30/2021	2,599,259	Varies by State
State	11/30/2022	366,623	Varies by State
Total		$24,884,154

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund's capital loss carryforward asset not expected to be utilized. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2024
Income tax expense at statutory rate	$157,508,462
State income taxes (net of federal benefit)	10,038,752
Permanent differences, net	(3,041,948)
Effect of tax rate change (state level)	–
Valuation allowance	(21,392,212)
Net income tax expense	$143,113,054

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended May 31, 2024, the Fund paid no penalties and interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2020 through November 30, 2023 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

17 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Under recently enacted tax laws, a 15% corporate alternative minimum tax on adjusted financial statement income is applicable to corporate entities with average annual adjusted financial statement income in excess of $1 billion for a three-taxable-year period. If this corporate alternative minimum tax applies to the Fund for a particular taxable year, the potential additional tax liability would be the excess of the Fund’s corporate alternative minimum tax over regular income tax imposed for the year. The impact to current tax expense and amounts payable could be significant but would result in an offsetting deferred tax benefit, subject to realization.

A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023 in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is one percent (1%) of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis. For the six months ended May 31, 2024, the Fund had no excise tax accrued.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
Alerian Energy Infrastructure ETF	$1,902,116	$–	$5,303,713

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$–	$1,304,632

18 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of May 31, 2024, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$4,942,038,354	$120,208,380
Gross appreciation (excess of value over tax cost)	$3,889,532,820	$31,283,034
Gross depreciation (excess of tax cost over value)	(21,004,107)	(4,697,412)
Net unrealized appreciation/(depreciation)	$3,868,528,713	$26,585,622

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$1,459,132	$1,783,990	$28,865	$1,812,855

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

19 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

Alerian Energy Infrastructure ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,783,990	$–	$–	$–	$1,783,990
Total Borrowings					1,783,990
Gross amount of recognized liabilities for securities lending (collateral received)					$1,783,990

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	Average net assets up to and including $7 billion
	0.825%	Average net assets greater than $7 billion up to and including $8.5 billion
	0.80%	Average net assets greater than $8.5 billion up to and including $10.5 billion
	0.75%	Average net assets greater than $10.5 billion up to and including $12.5 billion
	0.70%	Average net assets greater than $12.5 billion up to and including $14.5 billion
	0.65%	Average net assets greater than $14.5 billion up to and including $16.5 billion
	0.60%	Average net assets greater than $16.5 billion up to and including $18.5 billion
	0.55%	Average net assets greater than $18.5 billion up to and including $20.5 billion
	0.50%	Average net assets greater than $20.5 billion up to and including $22.5 billion
	0.45%	Average net assets greater than $22.5 billion up to and including $25 billion
	0.40%	Average net assets greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.35%

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

20 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,299,818,469	$1,725,781,226
Alerian Energy Infrastructure ETF	17,515,056	18,050,869

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$946,218,475	$–
Alerian Energy Infrastructure ETF	3,156,120	4,728,978

For the six months ended May 31, 2024, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Alerian Energy Infrastructure ETF	$1,300,780

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

21 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

7. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between other funds in the Trust during the six months ended May 31, 2024 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2024, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Alerian MLP ETF	$324,799	$4,864,342	$429,458
Alerian Energy Infrastructure ETF	4,866,129	–	–

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2024, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of May 31, 2024	Market Value as of November 30, 2023	Purchases	Purchases In-Kind	Sales	Market Value as of May 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
EnLink Midstream LLC	43,816,316	$587,354,365	$12,953,478	$62,301,450	$(61,552,957)	$556,029,050	$–	$(31,351,961)	$(2,561,598)
Genesis Energy LP	19,167,891	241,891,872	523,172	25,660,926	(26,034,855)	239,981,995	–	4,409,049	(821,184)
Global Partners LP	4,604,567	–	177,043,315	19,948,427	(12,908,860)	222,538,723	–	44,983,890	(159,258)
Hess Midstream LP, Class A	14,174,596	387,826,559	70,335,136	49,704,552	(39,283,240)	492,567,211	7,087,564	85,849,634	(545,765)
NuStar Energy LP	–	387,503,318	196,707	37,584,243	(274,952,975)	–	–	(136,828,141)	(1,220,278)
Plains All American Pipeline LP	63,338,417	1,094,573,909	4,743,037	118,275,274	(199,421,664)	1,077,386,473	–	105,189,997	(6,781,694)
Suburban Propane Partners LP	11,225,162	–	187,875,603	20,906,125	(12,204,330)	228,207,544	–	39,164,158	(407,403)
Sunoco LP	18,235,848	–	785,385,368	65,958,589	(40,795,474)	930,028,248	–	145,238,268	(1,778,113)
USA Compression Partners LP	10,054,636	–	240,569,654	23,314,415	(13,149,882)	246,338,582	–	6,120,394	(746,535)
Western Midstream Partners LP	30,904,453	1,024,380,576	3,846,221	118,010,944	(226,717,542)	1,153,354,186	–	255,128,887	23,957,052
						$5,146,432,012	$7,087,564	$517,904,175	$8,935,224

22 | May 31, 2024

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

9. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

10. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

23 | May 31, 2024

Alerian Exchange Traded Funds

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
Alerian MLP ETF	100.00%	100.00%
Alerian Energy Infrastructure ETF	100.00%	30.65%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

VettaFi is the designer of the construction and methodology for the Underlying Index. “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Midstream Energy Select Index,” “Alerian MLP Index,” “Alerian Index Series,” “AMZI,” “AMEI,” and “AMZ” are service marks or trademarks of VettaFi. VettaFi acts as brand licensor for each Underlying Index. VettaFi is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. VettaFi is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by VettaFi (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index or the Alerian Midstream Energy Select Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI, AMZIX, Alerian Midstream Energy Select Index, Alerian Midstream Energy Select Total Return Index, Alerian MLP Index, AMEI, AMEIX, AMNA and AMZ are trademarks of VettaFi and their general use is granted under a license from VettaFi.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF EACH INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO EACH INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF EITHER FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

24 | May 31, 2024

Alerian Exchange Traded Funds

Additional Information	May 31, 2024 (Unaudited)

Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Index may increase the costs to and the tracking error risk of the Fund.

25 | May 31, 2024

Alerian Exchange Traded Funds

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

26 | May 31, 2024

Alerian Exchange Traded Funds

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

27 | May 31, 2024

Alerian Exchange Traded Funds

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

28 | May 31, 2024

Alerian Exchange Traded Funds

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

29 | May 31, 2024

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

(NYSE ARCA: RFFC)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS Active Equity Opportunity ETF

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Active Equity Opportunity ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.08%)
Communication Services (8.04%)
Alphabet, Inc., Class A	4,031	$695,349
AT&T, Inc.	15,452	281,535
Meta Platforms, Inc., Class A	952	444,422
Walt Disney Co.	2,715	282,116
Total Communication Services		1,703,422

Consumer Discretionary (10.02%)
Amazon.com, Inc.(a)	3,656	645,065
Carnival Corp.(a)	12,232	184,458
Lowe's Cos., Inc.	1,275	282,145
Marriott International, Inc., Class A	1,045	241,573
McDonald's Corp.	1,064	275,459
NIKE, Inc., Class B	3,041	289,047
O'Reilly Automotive, Inc.(a)	213	205,174
Total Consumer Discretionary		2,122,921

Consumer Staples (5.86%)
Campbell Soup Co.	4,734	210,095
Costco Wholesale Corp.	517	418,713
Target Corp.	1,044	163,031
Walmart, Inc.	6,838	449,667
Total Consumer Staples		1,241,506

Energy (5.56%)
Baker Hughes Co.	5,192	173,828
BP PLC, Sponsored ADR	5,133	192,847
ConocoPhillips	4,013	467,434
Enbridge, Inc.	9,414	344,364
Total Energy		1,178,473

Financials (12.91%)
American Express Co.	1,788	429,120
Goldman Sachs Group, Inc.	485	221,412
Intercontinental Exchange, Inc.	2,725	364,878
JPMorgan Chase & Co.	3,420	692,995
Mastercard, Inc., Class A	907	405,492
UBS Group AG(b)	8,180	260,778
Wells Fargo & Co.	6,029	361,258
Total Financials		2,735,933

Health Care (11.72%)
Amgen, Inc.	732	223,882
Boston Scientific Corp.(a)	3,595	271,674
HCA Healthcare, Inc.	1,208	410,418
IQVIA Holdings, Inc.(a)	1,079	236,398
Pfizer, Inc.	5,716	163,820
Thermo Fisher Scientific, Inc.	664	377,139
UnitedHealth Group, Inc.	956	473,574
Vertex Pharmaceuticals, Inc.(a)	718	326,934
Total Health Care		2,483,839

Industrials (11.06%)
Caterpillar, Inc.	1,097	371,356
Deere & Co.	670	251,089
Security Description	Shares	Value
Industrials (continued)
ITOCHU Corp., ADR	1,734	$164,054
Lockheed Martin Corp.	712	334,882
Old Dominion Freight Line, Inc.	1,040	182,260
Schneider Electric SE, ADR(b)	7,280	362,981
Trane Technologies PLC	1,060	347,107
Waste Management, Inc.	1,568	330,425
Total Industrials		2,344,154

Information Technology (25.95%)
Adobe, Inc.(a)	513	228,162
Apple, Inc.	4,412	848,207
DocuSign, Inc.(a)	2,143	117,308
Intel Corp.	4,955	152,862
International Business Machines Corp.	1,475	246,104
Microsoft Corp.	2,192	909,965
Motorola Solutions, Inc.	685	249,963
NVIDIA Corp.	1,122	1,230,082
Salesforce.com, Inc.	733	171,845
Synopsys, Inc.(a)	690	386,952
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,160	477,286
TE Connectivity, Ltd.	1,565	234,280
Texas Instruments, Inc.	1,258	245,323
Total Information Technology		5,498,339

Materials (2.66%)
Freeport-McMoRan, Inc.	3,399	179,229
Linde PLC	620	270,022
Norsk Hydro ASA, ADR	16,875	114,413
Total Materials		563,664

Real Estate (1.89%)
Equity LifeStyle Properties, Inc.	3,656	229,487
Prologis, Inc.	1,554	171,702
Total Real Estate		401,189

Utilities (1.41%)
PPL Corp.	10,200	299,166

TOTAL COMMON STOCKS
(Cost $16,139,331)		20,572,606

2 | May 31, 2024

ALPS Active Equity Opportunity ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.28%)
Money Market Fund (2.80%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $593,420)	5.26%	593,420	$593,420

Investments Purchased with Collateral from Securities Loaned (1.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $313,737)		313,737	$313,737
TOTAL SHORT TERM INVESTMENTS

(Cost $593,420)			907,157

TOTAL INVESTMENTS (101.36%)
(Cost $17,046,488)			$21,479,763
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.36%)			(288,333)
NET ASSETS - 100.00%			$21,191,430

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $474,011.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

ALPS Active Equity Opportunity ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value(a)	$21,479,763
Dividends receivable	34,137
Total Assets	21,513,900

LIABILITIES:
Payable to adviser	8,733
Payable for collateral upon return of securities loaned	313,737
Total Liabilities	322,470
NET ASSETS	$21,191,430

NET ASSETS CONSIST OF:
Paid-in capital	$37,375,158
Total distributable earnings/(accumulated losses)	(16,183,728)
NET ASSETS	$21,191,430

INVESTMENTS, AT COST	$17,046,488

PRICING OF SHARES
Net Assets	$21,191,430
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	400,002
Net Asset Value, offering and redemption price per share	$52.98

(a)	Includes $474,011 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

ALPS Active Equity Opportunity ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends*	$192,286
Securities Lending Income	1,059
Total Investment Income	193,345

EXPENSES:
Investment adviser fees	56,897
Net Expenses	56,897
NET INVESTMENT INCOME	136,448

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	1,890,089
Net realized gain on foreign currency transactions	68
Total Net realized gain	1,890,157
Net change in unrealized appreciation on investments	1,814,979
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(49)
Total net change in unrealized appreciation	1,814,930
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,705,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,841,535

*	Net of foreign tax withholding of $7,441.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

ALPS Active Equity Opportunity ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$136,448	$358,005
Net realized gain	1,890,157	311,875
Net change in unrealized appreciation/(depreciation)	1,814,930	856,275
Net increase in net assets resulting from operations	3,841,535	1,526,155

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(96,509)	(350,422)
Dividends to shareholders from tax return of capital	–	–
Total distributions	(96,509)	(350,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	1,129,999
Cost of shares redeemed	(6,333,452)	(7,324,460)
Net decrease from capital share transactions	(6,333,452)	(6,194,461)
Net decrease in net assets	(2,588,426)	(5,018,728)

NET ASSETS:
Beginning of period	23,779,856	28,798,584
End of period	$21,191,430	$23,779,856

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	525,002	675,002
Shares sold	–	25,000
Shares redeemed	(125,000)	(175,000)
Shares outstanding, end of period	400,002	525,002

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

ALPS Active Equity Opportunity ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$45.29		$42.66		$45.99	$37.58	$34.70	$32.79

INCOME FROM OPERATIONS:
Net investment income(a)	0.29		0.66		0.48	0.42	0.45	0.48
Net realized and unrealized gain/(loss)	7.61		2.62		(3.23)	8.43	2.87 (b)	1.93
Total from investment operations	7.90		3.28		(2.75)	8.85	3.32	2.41

DISTRIBUTIONS:
From net investment income	(0.21)		(0.65)		(0.57)	(0.44)	(0.44)	(0.50)
From tax return of capital	–		–		(0.01)	–	–	–
Total distributions	(0.21)		(0.65)		(0.58)	(0.44)	(0.44)	(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	7.69		2.63		(3.33)	8.41	2.88	1.91
NET ASSET VALUE, END OF PERIOD	$52.98		$45.29		$42.66	$45.99	$37.58	$34.70
TOTAL RETURN(c)	17.45%		7.81%		(5.98)%	23.65%	9.75%	7.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$21,191		$23,780		$28,799	$51,735	$71,400	$126,662

Ratio of expenses to average net assets	0.48	%(d)	0.50	%(e)	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	1.15	%(d)	1.55%		1.10%	0.97%	1.34%	1.46%
Portfolio turnover rate(f)	17%		129%		113%	5%	99%	98%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Effective June 1, 2023, the investment adviser fee changed from 0.52% to 0.48%.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active Equity Opportunity ETF (formerly, Riverfront Dynamic US Flex-Cap ETF) (the “Fund”).

The investment objective of the Fund is to seek to provide capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

8 | May 31, 2024

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

ALPS Active Equity Opportunity ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$20,572,606	$–	$–	$20,572,606
Short Term Investments	907,157	–	–	907,157
Total	$21,479,763	$–	$–	$21,479,763

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the year ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

9 | May 31, 2024

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income for the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
ALPS Active Equity Opportunity ETF	$350,422	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active Equity Opportunity ETF	$13,634,546	$8,888,635

During the year ended November 30, 2023, the Fund did not utilize any capital loss carryovers.

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Active Equity Opportunity ETF
Gross appreciation (excess of value over tax cost)	$4,654,556
Gross depreciation (excess of tax cost over value)	(234,064)
Net appreciation/(depreciation) of foreign currency	–
Net unrealized appreciation/(depreciation)	4,420,492
Cost of investments for income tax purposes	$17,059,271

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

10 | May 31, 2024

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Active Equity Opportunity ETF	$474,011	$313,737	$165,644	$479,381

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

ALPS Active Equity Opportunity	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$313,737	$–	$–	$–	$313,737
Total Borrowings					313,737
Gross amount of recognized liabilities for securities lending (collateral received)					$313,737

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.48% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund's expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Fund.

11 | May 31, 2024

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Active Equity Opportunity ETF	$4,091,137	$3,908,127

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active Equity Opportunity ETF	$–	$6,175,447

For the six months ended May 31, 2024, the Fund had in-kind net realized gain of $1,580,907.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund did not engage in cross trades between other funds in the Trust during the six months ended May 31, 2024 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7.

7. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

12 | May 31, 2024

ALPS Active Equity Opportunity ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The ALPS Active Equity Opportunity ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Active Equity Opportunity ETF	100.00%	98.16%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

13 | May 31, 2024

ALPS Active Equity Opportunity ETF

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund’s Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

14 | May 31, 2024

ALPS Active Equity Opportunity ETF

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

15 | May 31, 2024

ALPS Active Equity Opportunity ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

16 | May 31, 2024

ALPS Active Equity Opportunity ETF

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

17 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS Active REIT ETF (NASDAQ: REIT)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS Active REIT ETF

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Active REIT ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.09%)
Diversified REITs (6.87%)
Broadstone Net Lease, Inc.	47,280	$725,748
Empire State Realty Trust, Inc.	38,948	371,174
Essential Properties Realty Trust, Inc.	24,320	651,290
Total Diversified REITs		1,748,212

Health Care REITs (10.73%)
Healthpeak Properties, Inc.	46,531	925,967
Omega Healthcare Investors, Inc.	16,678	539,200
Welltower, Inc.	12,216	1,266,432
Total Health Care REITs		2,731,599

Hotel & Resort REITs (2.28%)
Apple Hospitality REIT, Inc.	40,162	579,939

Industrial REITs (15.83%)
Americold Realty Trust, Inc.	22,470	599,275
First Industrial Realty Trust, Inc.	14,890	701,617
LXP Industrial Trust	114,263	971,236
Prologis, Inc.	9,226	1,019,380
STAG Industrial, Inc.	21,030	737,312
Total Industrial REITs		4,028,820

Office REITs (4.32%)
Cousins Properties, Inc.	22,772	526,716
Kilroy Realty Corp.	17,098	573,296
Total Office REITs		1,100,012

Residential REITs (16.87%)
AvalonBay Communities, Inc.	7,820	1,506,758
Equity LifeStyle Properties, Inc.	10,255	643,706
Equity Residential	13,595	884,083
Invitation Homes, Inc.	36,171	1,258,389
Total Residential REITs		4,292,936

Retail REITs (14.26%)
Brixmor Property Group, Inc.	25,024	563,290
Macerich Co.	39,700	600,264
Realty Income Corp.	14,961	793,831
Retail Opportunity Investments Corp.	30,601	383,125
Simon Property Group, Inc.	8,522	1,289,463
Total Retail REITs		3,629,973
Security Description	Shares	Value
Specialized REITs (26.93%)
Digital Realty Trust, Inc.	5,487	$797,481
Equinix, Inc.	2,941	2,243,925
Extra Space Storage, Inc.	4,856	703,003
Public Storage	5,370	1,470,467
VICI Properties, Inc.	57,082	1,638,824
Total Specialized REITs		6,853,700

TOTAL COMMON STOCKS
(Cost $24,567,181)		24,965,191

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.88%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	477,537	477,537

TOTAL SHORT TERM INVESTMENTS

(Cost $477,537)			477,537

TOTAL INVESTMENTS (99.97%)
(Cost $25,044,718)			$25,442,728
OTHER ASSETS IN EXCESS OF LIABILITIES (0.03%)			8,223
NET ASSETS - 100.00%			$25,450,951

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

ALPS Active REIT ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$25,442,728
Receivable for investments sold	596,936
Dividends receivable	26,539
Total Assets	26,066,203

LIABILITIES:
Payable for investments purchased	601,043
Payable to adviser	14,209
Total Liabilities	615,252
NET ASSETS	$25,450,951

NET ASSETS CONSIST OF:
Paid-in capital	$27,052,387
Total distributable earnings/(accumulated losses)	(1,601,436)
NET ASSETS	$25,450,951

INVESTMENTS, AT COST	$25,044,718

PRICING OF SHARES
Net Assets	$25,450,951
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,020,002
Net Asset Value, offering and redemption price per share	$24.95

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

ALPS Active REIT ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$512,729
Total Investment Income	512,729

EXPENSES:
Investment adviser fees	76,075
Total Expenses	76,075
NET INVESTMENT INCOME	436,654

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(217,377)
Net change in unrealized appreciation on investments	795,208
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	577,831
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,014,485

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

ALPS Active REIT ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$436,654	$543,715
Net realized loss	(217,377)	(839,274)
Net change in unrealized appreciation	795,208	9,646
Net increase/(decrease) in net assets resulting from operations	1,014,485	(285,913)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(387,781)	(519,658)
Dividends to shareholders from tax return of capital	–	(65,789)
Total distributions	(387,781)	(585,447)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,809,466	1,702,242
Cost of shares redeemed	–	(856,387)
Net increase from capital share transactions	6,809,466	845,855
Net increase/(decrease) in net assets	7,436,170	(25,505)

NET ASSETS:
Beginning of period	18,014,781	18,040,286
End of period	$25,450,951	$18,014,781

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	750,002	715,002
Shares sold	270,000	70,000
Shares redeemed	–	(35,000)
Shares outstanding, end of period	1,020,002	750,002

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

ALPS Active REIT ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Period February 25, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$24.02		$25.23	$29.56	$24.62

INCOME FROM OPERATIONS:
Net investment income(a)	0.49		0.74	0.54	0.37
Net realized and unrealized gain/(loss)	0.91		(1.16)	(3.39)	5.01
Total from investment operations	1.40		(0.42)	(2.85)	5.38

DISTRIBUTIONS:
From net investment income	(0.47)		(0.70)	(0.53)	(0.38)
From net realized gains	–		–	(0.83)	(0.06)
From tax return of capital	–		(0.09)	(0.12)	–
Total distributions	(0.47)		(0.79)	(1.48)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.93		(1.21)	(4.33)	4.94
NET ASSET VALUE, END OF PERIOD	$24.95		$24.02	$25.23	$29.56
TOTAL RETURN(b)	5.77%		(1.54)%	(10.17)%	22.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$25,451		$18,015	$18,040	$24,238

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68	%(c)
Ratio of net investment income to average net assets	3.90	%(c)	3.04%	1.96%	1.69	%(c)
Portfolio turnover rate(d)	53%		68%	120%	92%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active REIT ETF (the “Fund”). The investment objective of the Fund is to seek total return through dividends and capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

7 | May 31, 2024

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$24,965,191	$–	$–	$24,965,191
Short Term Investments	477,537	–	–	477,537
Total	$25,442,728	$–	$–	$25,442,728

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

8 | May 31, 2024

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
ALPS Active REIT ETF	$519,658	$–	$65,789

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active REIT ETF	$1,096,952	$678,704

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Active REIT ETF
Gross appreciation (excess of value over tax cost)	$1,160,447
Gross depreciation (excess of tax cost over value)	(819,131)
Net unrealized appreciation/(depreciation)	$341,316
Cost of investments for income tax purposes	$25,101,412

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund's investments in REITs, the Fund may also make distributions in excess of the Fund's earnings and capital gains. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

9 | May 31, 2024

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

H. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. During the period ended May 31, 2024, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

GSI Capital Advisors LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.35% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

10 | May 31, 2024

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$11,706,651	$11,717,234

For the six month period ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$6,588,821	$–

For the six month period ended May 31, 2024, there was no realized gain/(loss) on in-kind transactions.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | May 31, 2024

ALPS Active REIT ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The ALPS Active REIT ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Active REIT ETF	2.82%	0.00%	89.34%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

12 | May 31, 2024

ALPS Active REIT ETF

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund’s Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

13 | May 31, 2024

ALPS Active REIT ETF

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2024

ALPS Active REIT ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

15 | May 31, 2024

ALPS Active REIT ETF

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

16 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS Equal Sector Weight ETF

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.99%)(a)
Communication Services (9.33%)
Communication Services Select Sector SPDR Fund(b)	386,007	$32,138,943

Consumer Discretionary (8.78%)
Consumer Discretionary Select Sector SPDR Fund(b)	171,903	30,249,771

Consumer Staples (9.10%)
Consumer Staples Select Sector SPDR Fund(b)	405,227	31,340,256

Energy (9.05%)
Energy Select Sector SPDR Fund	334,275	31,154,430

Financials (9.07%)
Financial Select Sector SPDR Fund	750,337	31,244,033

Healthcare (8.79%)
Health Care Select Sector SPDR Fund(b)	210,552	30,256,322

Industrials (8.99%)
Industrial Select Sector SPDR Fund(b)	250,792	30,975,320

Materials (8.96%)
Materials Select Sector SPDR Fund(b)	337,080	30,852,933

Real Estate (8.66%)
Real Estate Select Sector SPDR Fund	783,979	29,830,401

Technology (9.08%)
Technology Select Sector SPDR Fund(b)	148,846	31,281,475

Utilities (10.18%)
Utilities Select Sector SPDR Fund(b)	482,292	35,072,274

TOTAL EXCHANGE TRADED FUNDS
(Cost $298,096,870)		344,396,158
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (7.18%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $69,051)	5.26%	69,051	$69,051

Investments Purchased with Collateral from Securities Loaned (7.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $24,671,368)		24,671,368	$24,671,368
TOTAL SHORT TERM INVESTMENTS

(Cost $24,740,419)			24,740,419

TOTAL INVESTMENTS (107.17%)
(Cost $322,837,289)			$369,136,577
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.17%)			(24,708,446)
NET ASSETS - 100.00%			$344,428,131

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSR filing dated May 31, 2024, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $31,985,572.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value(a)	$369,136,577
Dividends receivable	9,077
Total Assets	369,145,654

LIABILITIES:
Payable to adviser	46,155
Payable for collateral upon return of securities loaned	24,671,368
Total Liabilities	24,717,523
NET ASSETS	$344,428,131

NET ASSETS CONSIST OF:
Paid-in capital	$296,218,974
Total distributable earnings/(accumulated losses)	48,209,157
NET ASSETS	$344,428,131

INVESTMENTS, AT COST	$322,837,289

PRICING OF SHARES
Net Assets	$344,428,131
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,925,000
Net Asset Value, offering and redemption price per share	$117.75

(a)	Includes $31,985,572 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend Income	$3,485,541
Securities Lending Income	34,480
Total Investment Income	3,520,021

EXPENSES:
Investment adviser fees	618,610
Total Expenses before waiver/reimbursement	618,610
Less fee waiver/reimbursement by investment adviser	(351,103)
Net Expenses	267,507
NET INVESTMENT INCOME	3,252,514

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	9,261,814
Net change in unrealized appreciation/(depreciation) on investments	27,119,897
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,381,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,634,225

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights)

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$3,252,514	$6,423,890
Net realized gain	9,261,814	51,178,678
Net change in unrealized appreciation/(depreciation)	27,119,897	(43,178,294)
Net increase in net assets resulting from operations	39,634,225	14,424,274

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,303,660)	(6,423,890)
From tax return of capital	–	(82,622)
Total distributions	(3,303,660)	(6,506,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	38,806,210	159,340,355
Cost of shares redeemed	(54,972,768)	(185,092,827)
Net decrease from capital share transactions	(16,166,558)	(25,752,472)
Net increase/(decrease) in net assets	20,164,007	(17,834,710)

NET ASSETS:
Beginning of period	324,264,124	342,098,834
End of period	$344,428,131	$324,264,124

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,075,000	3,375,000
Shares sold	350,000	1,600,000
Shares redeemed	(500,000)	(1,900,000)
Shares outstanding, end of period	2,925,000	3,075,000

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$105.45		$101.36	$103.95	$84.17	$78.33	$70.34

INCOME FROM OPERATIONS:
Net investment income(a)	1.10		2.14	1.89	1.76	1.91	1.53
Net realized and unrealized gain/(loss)	12.30		4.20	(2.55)	19.82	5.84	8.03
Total from investment operations	13.40		6.34	(0.66)	21.58	7.75	9.56

DISTRIBUTIONS:
From net investment income	(1.10)		(2.22)	(1.93)	(1.78)	(1.90)	(1.57)
From tax return of capital	–		(0.03)	–	(0.02)	(0.01)	–
Total distributions	(1.10)		(2.25)	(1.93)	(1.80)	(1.91)	(1.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	12.30		4.09	(2.59)	19.78	5.84	7.99
NET ASSET VALUE, END OF PERIOD	$117.75		$105.45	$101.36	$103.95	$84.17	$78.33
TOTAL RETURN(b)	12.76%		6.43%	(0.59)%	25.89%	10.37%	13.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$344,428		$324,264	$342,099	$207,896	$164,141	$168,407

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.16	%(c)	0.16%	0.16%	0.15%	0.15%	0.15%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.74	%(c)	1.91%	1.68%	1.59%	2.31%	1.89%
Ratio of net investment income including waiver/reimbursement to average net assets	1.95	%(c)	2.12%	1.89%	1.81%	2.53%	2.11%
Portfolio turnover rate(d)	4%		14%	12%	8%	11%	4%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

7 | May 31, 2024

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$344,396,158	$–	$–	$344,396,158
Short Term Investments	24,740,419	–	–	24,740,419
Total	$369,136,577	$–	$–	$369,136,577

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

8 | May 31, 2024

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
ALPS Equal Sector Weight ETF	$6,423,890	$–	$82,622

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$1,936,190	$4,358,230

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Equal Sector Weight ETF
Gross appreciation (excess of value over tax cost)	$47,434,215
Gross depreciation (excess of tax cost over value)	(1,830,350)
Net unrealized appreciation/(depreciation)	$45,603,865
Cost of investments for income tax purposes	$323,532,712

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

9 | May 31, 2024

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$31,985,572	$24,671,368	$7,539,432	$32,210,800

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

ALPS Equal Sector Weight ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$24,671,368	$–	$–	$–	$24,671,368
Total Borrowings					24,671,368
Gross amount of recognized liabilities for securities lending (collateral received)					$24,671,368

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2025. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to be approximately 0.02% - 0.03% annually.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

10 | May 31, 2024

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$13,033,863	$13,100,884

For the six month period ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$38,773,982	$54,972,485

For the six months ended May 31, 2024, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $9,169,256.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | May 31, 2024

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The ALPS Equal Sector Weight ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS Equal Sector Weight ETF	85.98%	83.79%	10.15%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

LICENSING AGREEMENT

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the ALPS Equal Sector Weight ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE® Equal Sector Weight Index is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE® Equal Sector Weight Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE® EQUAL SECTOR WEIGHT INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

12 | May 31, 2024

ALPS Equal Sector Weight ETF

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund’s Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

13 | May 31, 2024

ALPS Equal Sector Weight ETF

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2024

ALPS Equal Sector Weight ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

15 | May 31, 2024

ALPS Equal Sector Weight ETF

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

16 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS Intermediate Municipal Bond ETF (NYSE ARCA: MNBD)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS Intermediate Municipal Bond ETF

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal
Security Description	Amount	Value
MUNICIPAL BONDS (99.48%)
General Obligation Limited (2.20%)
Pennsylvania (2.20%)
School District of Philadelphia
5.00%, 09/01/2034	$500,000	$507,668
4.00%, 09/01/2036	200,000	201,076
Total Pennsylvania		708,744

Total General Obligation Limited		708,744

General Obligation Unlimited (13.72%)
California (6.33%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	284,094
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	98,296
Chino Valley Unified School District
0.00%, 08/01/2035(a)	135,000	87,615
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	150,000	121,544
Mount San Antonio Community College District
0.00%, 08/01/2043(a)	275,000	263,142
Rio Hondo Community College District
0.00%, 08/01/2036(a)	300,000	187,307
0.00%, 08/01/2044(a)	150,000	57,296
San Diego Unified School District
5.00%, 07/01/2034(b)	300,000	338,832
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	72,774
San Mateo Union High School District
0.00%, 09/01/2041(a)	520,000	526,772
Total California		2,037,672

Oregon (3.90%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	357,300
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	405,885
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(a)	500,000	295,860
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	130,009
0.00%, 06/15/2041(a)	150,000	66,325
Total Oregon		1,255,379
	Principal
Security Description	Amount	Value
General Obligation Unlimited (continued)

Texas (2.21%)
Fort Bend Independent School District
0.72%, 08/01/2051	$65,000	$59,591
3.65%, 08/01/2052	500,000	499,305
4.00%, 08/01/2054(b)	150,000	151,255
Total Texas		710,151

Washington (1.28%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	84,127
0.00%, 06/15/2039(a)	255,000	127,134
0.00%, 06/15/2040(a)	200,000	93,559
0.00%, 06/15/2041(a)	250,000	110,541
Total Washington		415,361

Total General Obligation Unlimited		4,418,563

Revenue Bonds (83.56%)
Alabama (0.50%)
Black Belt Energy Gas District SIFMA Municipal Swap Index Yield + 0.65%, 04/01/2053(c)	100,000	97,804
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,007
Total Alabama		162,811

Arizona (4.55%)
Chandler Industrial Development Authority
4.10%, 12/01/2037	175,000	173,672
4.00%, 06/01/2049(b)	115,000	114,047
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	702,208
5.00%, 12/01/2037	450,000	477,965
Total Arizona		1,467,892

California (5.04%)
Long Beach Bond Finance Authority 3M US SOFR + 1.45%,
11/15/2027(c)	430,000	430,718
Modesto Irrigation District 3M US SOFR + 0.63%,
09/01/2037(c)	510,000	476,141
Northern California Energy Authority
5.00%, 12/01/2054	300,000	317,387
Northern California Gas Authority No 1 3M US SOFR + 0.72%,
07/01/2027(c)	230,000	228,763

2 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal
Security Description	Amount	Value
Revenue Bonds (continued)
San Diego County Regional Airport Authority
5.25%, 07/01/2036	$150,000	$166,750
Total California		1,619,759

Colorado (2.49%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	279,008
5.75%, 11/15/2036	250,000	297,658
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	174,525
1D US SOFR + 0.35%, 09/01/2039(c)	50,000	49,944
Total Colorado		801,135

Connecticut (1.78%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	250,000	247,774
6.00%, 11/15/2054	300,000	326,360
Total Connecticut		574,134

District of Columbia (2.23%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2030	200,000	200,123
5.00%, 10/01/2031	245,000	249,818
5.00%, 10/01/2037	250,000	268,449
Total District of Columbia		718,390

Florida (3.03%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	300,000	303,785
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	209,961
Florida Housing Finance Corp.
5.50%, 01/01/2054	145,000	148,508
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	316,204
Total Florida		978,458

Georgia (5.30%)
Development Authority of Burke County
1.50%, 01/01/2040	255,000	247,926
1.70%, 12/01/2049	650,000	644,810
Main Street Natural Gas, Inc.
4.00%, 08/01/2049	500,000	499,840
5.00%, 12/01/2053	300,000	316,407
Total Georgia		1,708,983
	Principal
Security Description	Amount	Value
Revenue Bonds (continued)

Illinois (2.68%)
Illinois Finance Authority
5.00%, 08/15/2035	$225,000	$242,571
5.00%, 02/15/2036	400,000	408,394
Illinois Housing Development Authority
6.25%, 04/01/2054	190,000	208,158
Total Illinois		859,123

Indiana (0.48%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	154,280
Total Indiana		154,280

Iowa (0.62%)
Iowa Finance Authority
3.85%, 07/01/2041	200,000	200,000
Total Iowa		200,000

Kentucky (2.97%)
County of Trimble KY
4.70%, 06/01/2054	300,000	300,280
Kentucky Public Energy Authority
4.00%, 12/01/2049	210,000	209,907
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	446,616
Total Kentucky		956,803

Louisiana (0.16%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	55,000	51,828
Total Louisiana		51,828

Massachusetts (0.44%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	145,000	140,195
Total Massachusetts		140,195

Minnesota (0.32%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	122,486	104,020
Total Minnesota		104,020

Mississippi (0.70%)
Mississippi State University Educational Building Corp.
5.00%, 08/01/2038	200,000	224,028
Total Mississippi		224,028

3 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal
Security Description	Amount	Value
Revenue Bonds (continued)
Missouri (0.61%)
Missouri Housing Development Commission
4.00%, 05/01/2050	$200,000	$197,777
Total Missouri		197,777

Nebraska (2.86%)
Central Plains Energy Project
5.00%, 05/01/2053	725,000	754,706
Nebraska Investment Finance Authority
3.50%, 09/01/2046	170,000	167,239
Total Nebraska		921,945

New Jersey (4.75%)
New Jersey Economic Development Authority
5.00%, 06/15/2034	250,000	279,493
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045	220,000	224,923
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	1,021,542
Total New Jersey		1,525,958

New Mexico (1.89%)
City of Farmington NM
1.80%, 04/01/2029	375,000	327,586
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	270,000	278,670
Total New Mexico		606,256

New York (7.84%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	65,000	64,758
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	459,678
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	101,099
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,156,352
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	250,000	250,555
0.00%, 11/15/2039(a)	1,000,000	495,730
Total New York		2,528,172
	Principal
Security Description	Amount	Value
Revenue Bonds (continued)
North Carolina (3.75%)
Charlotte-Mecklenburg Hospital Authority
4.00%, 01/15/2038	$400,000	$400,000
North Carolina Housing Finance Agency
6.25%, 01/01/2055	750,000	808,103
Total North Carolina		1,208,103

North Dakota (2.03%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	345,000	342,676
5.75%, 07/01/2053	300,000	313,752
Total North Dakota		656,428

Ohio (2.89%)
Ohio Housing Finance Agency
5.00%, 03/01/2052	920,000	929,044
Total Ohio		929,044

Oklahoma (1.49%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	475,000	479,524
Total Oklahoma		479,524

Oregon (0.68%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	217,400
Total Oregon		217,400

Pennslyvania (0.52%)
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	175,000	167,451
Total Pennslyvania		167,451

South Carolina (0.50%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	159,625
Total South Carolina		159,625

South Dakota (3.41%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	930,000	941,829
6.00%, 05/01/2054	150,000	158,473
Total South Dakota		1,100,302

4 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal
Security Description	Amount	Value
Revenue Bonds (continued)
Tennessee (4.05%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(a)	$350,000	$313,929
Tennessee Housing Development Agency
5.00%, 01/01/2053	975,000	989,380
Total Tennessee		1,303,309

Texas (6.36%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	214,479
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	146,745
Permanent University Fund - University of Texas System
5.00%, 07/01/2036(b)	180,000	209,782
Texas Department of Housing & Community Affairs
3.50%, 07/01/2052	430,000	415,225
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	480,000	478,519
6.25%, 12/15/2026	35,000	35,965
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	415,000	415,907
3M US SOFR + 0.86%, 09/15/2027(c)	130,000	129,880
Total Texas		2,046,502

Virginia (1.87%)
Freddie Mac Structured Pass-Through Certificates
4.68%, 10/25/2040	150,000	154,657
Halifax County Industrial Development Authority
3.80%, 12/01/2041	80,000	79,492
Wise County Industrial Development Authority
3.80%, 11/01/2040	70,000	69,556
York County Economic Development Authority
3.65%, 05/01/2033	300,000	295,167
Total Virginia		598,872

Washington (1.64%)
District of Columbia
5.00%, 07/15/2040	200,000	202,098
Port of Seattle WA
5.00%, 04/01/2027	250,000	250,554
	Principal
Security Description	Amount	Value
Revenue Bonds (continued)
Washington Health Care Facilities Authority
4.00%, 10/01/2042	$75,000	$74,336
Total Washington		526,988

Wisconsin (3.13%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	126,731
Public Finance Authority
3.70%, 10/01/2046	300,000	292,056
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	200,000	190,490
4.10%, 04/01/2048	400,000	400,000
Total Wisconsin		1,009,277

Total Revenue Bonds		26,904,772

TOTAL MUNICIPAL BONDS
(Cost $32,027,657)		32,032,079

TOTAL INVESTMENTS (99.48%)
(Cost $32,027,657)		$32,032,079
OTHER ASSETS IN EXCESS OF LIABILITIES (0.52%)		167,260
NET ASSETS - 100.00%		$32,199,339

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2024 was 5.33%

SIFMA Municipal Swap Index Yield - SIFMA Municipal Swap Index Yield as of May 31, 2024 was 3.36%

3M US SOFR - 3 Month SOFR as of May 31, 2024 was 5.34%

(a)	Zero coupon bond.

(b)	Represents a security purchased on a when-issued basis.

(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2024. Security description includes the reference rate and spread if published and available.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$32,032,079
Cash	88,516
Receivable for investments sold	268,545
Interest receivable	289,972
Receivable for shares sold	631,359
Total Assets	33,310,471

LIABILITIES:
Payable for investments purchased	1,097,647
Payable to adviser	13,485
Total Liabilities	1,111,132
NET ASSETS	$32,199,339

NET ASSETS CONSIST OF:
Paid-in capital	$32,150,638
Total distributable earnings/(accumulated losses)	48,701
NET ASSETS	$32,199,339

INVESTMENTS, AT COST	$32,027,657

PRICING OF SHARES
Net Assets	$32,199,339
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,275,002
Net Asset Value, offering and redemption price per share	$25.25

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$620,384
Dividends	1,552
Total Investment Income	621,936

EXPENSES:
Investment adviser fees	79,065
Net Expenses	79,065
NET INVESTMENT INCOME	542,871

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	41,398
Net change in unrealized depreciation on investments	(183,015)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(141,617)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$401,254

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2024	November 30,
	(Unaudited)	2023
OPERATIONS:
Net investment income	$542,871	$1,016,296
Net realized gain	41,398	68,236
Net change in unrealized appreciation/(depreciation)	(183,015)	375,330
Net increase in net assets resulting from operations	401,254	1,459,862

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(610,384)	(1,244,614)
Total distributions	(610,384)	(1,244,614)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,273,868	–
Net increase from capital share transactions	1,273,868	–
Net increase in net assets	1,064,738	215,248

NET ASSETS:
Beginning of period	31,134,601	30,919,353
End of period	$32,199,339	$31,134,601

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,225,002	1,225,002
Shares sold	50,000	–
Shares outstanding, end of period	1,275,002	1,225,002

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023		For the Period May 19, 2022 (Commencement of Operations) to November 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.42		$25.24		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.44		0.85		0.36
Net realized and unrealized gain/(loss)	(0.11)		0.34		0.23
Total from investment operations	0.33		1.19		0.59

DISTRIBUTIONS:
From net investment income	(0.44)		(1.01)		(0.35)
From net realized gains	(0.06)		–		–
Total distributions	(0.50)		(1.01)		(0.35)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.17)		0.18		0.24
NET ASSET VALUE, END OF PERIOD	$25.25		$25.42		$25.24
TOTAL RETURN(b)	1.27%		4.85%		2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$32,199		$31,135		$30,919

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.43	%(c)	3.28%		2.67	%(c)
Portfolio turnover rate(d)	44	%(e)	129	%(e)	75%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The portfolio turnover rate excluding variable rate demand notes was 50% during the year ended November 30, 2023, and 10% during the six months ended May 31, 2024.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Intermediate Municipal Bond ETF (the “Fund”). The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Board, which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

10 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

11 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

ALPS Intermediate Municipal Bond ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$32,032,079	$–	$32,032,079
Total	$–	$32,032,079	$–	$32,032,079

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

	Ordinary	Tax-Exempt	Short-Term	Long-Term	Return
Fund	Income	Income	Capital Gain	Capital Gain	of Capital
November 30, 2023
ALPS Intermediate Municipal Bond ETF	$446,400	$798,214	$–	$–	$–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the Fund did not have any amounts available to carry forward to the next tax year.

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Intermediate Municipal Bond ETF
Gross appreciation (excess of value over tax cost)	$366,316
Gross depreciation (excess of tax cost over value)	(362,006)
Net unrealized appreciation/(depreciation)	$4,310
Cost of investments for income tax purposes	$32,027,769

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

12 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Brown Brothers Harriman & Co. (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets. ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Intermediate Municipal Bond ETF	$16,548,264	$13,909,549

For the six months ended May 31, 2024, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

13 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

14 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The ALPS Intermediate Municipal Bond ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Intermediate Municipal Bond ETF	0%	0%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

15 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Item 8 – Changes in and Disagreements with Accountants	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund’s Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

16 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Item 9 – Proxy Disclosures	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

Not applicable for this reporting period.

17 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others	May 31, 2024 (Unaudited)
of Open-End Management Investment Companies

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

18 | May 31, 2024

ALPS Intermediate Municipal Bond ETF

Item 11 – Statement Regarding Basis	May 31, 2024 (Unaudited)
for Approval of Investment Advisory Contract

Not applicable for this reporting period.

19 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS Clean Energy ETF (NYSE Arca: ACES)

ALPS Disruptive Technologies ETF (NYSE Arca: DTEC)

ALPS Global Travel Beneficiaries ETF (NYSE Arca: JRNY)

ALPS Medical Breakthroughs ETF (NYSE Arca: SBIO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Schedules of Investments
ALPS Clean Energy ETF	2
ALPS Disruptive Technologies ETF	4
ALPS Global Travel Beneficiaries ETF	6
ALPS Medical Breakthroughs ETF	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets
ALPS Clean Energy ETF	12
ALPS Disruptive Technologies ETF	13
ALPS Global Travel Beneficiaries ETF	14
ALPS Medical Breakthroughs ETF	15
Financial Highlights	16
Notes to Financial Statements and Financial Highlights	20
Additional Information	29
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	33
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	34
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	35
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	36

alpsfunds.com

ALPS ETF Trust

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (90.61%)
Consumer Discretionary (11.76%)
EVgo, Inc.(a)(b)	224,985	$456,720
Lucid Group, Inc.(a)(b)	2,075,763	5,895,167
Rivian Automotive, Inc.(a)(b)	935,113	10,211,433
Tesla, Inc.(a)	52,396	9,330,680
Total Consumer Discretionary		25,894,000

Consumer Staples (6.24%)
Andersons, Inc.	74,968	3,923,825
Darling Ingredients, Inc.(a)	243,013	9,817,725
Total Consumer Staples		13,741,550

Energy (2.68%)
Clean Energy Fuels Corp.(a)(b)	395,700	1,238,541
Gevo, Inc.(a)(b)	537,107	367,220
Green Plains, Inc.(a)	146,407	2,513,809
REX American Resources Corp.(a)	35,868	1,793,041
Total Energy		5,912,611

Financials (3.96%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	261,685	8,711,494

Industrials (20.17%)
Ameresco, Inc., Class A(a)	74,550	2,722,566
American Superconductor Corp.(a)	80,875	1,551,183
Array Technologies, Inc.(a)(b)	336,774	4,775,455
Ballard Power Systems, Inc.(a)(b)	587,832	1,816,401
ChargePoint Holdings, Inc.(a)(b)	896,346	1,505,861
Fluence Energy, Inc.(a)	141,908	3,566,148
NEXTracker, Inc.(a)	184,906	10,201,264
Nikola Corp.(a)(b)	2,981,770	1,526,368
Plug Power, Inc.(a)(b)	1,583,135	5,271,839
Shoals Technologies Group, Inc., Class A(a)	394,477	3,104,534
Stem, Inc.(a)(b)	352,013	468,177
SunPower Corp.(a)(b)	199,840	667,466
Sunrun, Inc.(a)(b)	499,572	7,223,811
Total Industrials		44,401,073

Information Technology (21.61%)
Enphase Energy, Inc.(a)	81,872	10,471,429
First Solar, Inc.(a)	67,133	18,244,064
Itron, Inc.(a)	105,588	11,355,989
Wolfspeed, Inc.(a)(b)	292,473	7,516,556
Total Information Technology		47,588,038
Security Description	Shares	Value
Materials (8.25%)
Albemarle Corp.(b)	74,322	$9,111,134
Arcadium Lithium PLC, Class A(a)(b)	1,919,327	8,502,619
Piedmont Lithium, Inc.(a)(b)	41,565	542,839
Total Materials		18,156,592

Utilities (15.94%)
Altus Power, Inc.(a)	122,636	496,676
Boralex, Inc., Class A(b)	238,780	6,059,944
Clearway Energy, Inc., Class C	190,915	5,345,620
Innergex Renewable Energy, Inc.(b)	361,342	2,587,548
Northland Power, Inc.(b)	597,263	10,210,372
Ormat Technologies, Inc.	120,999	9,123,325
Sunnova Energy International, Inc.(a)(b)	248,572	1,297,546
Total Utilities		35,121,031

TOTAL COMMON STOCKS
(Cost $382,191,879)		199,526,389

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (9.22%)
Utilities (9.22%)
Brookfield Renewable Partners LP	464,129	12,957,268
NextEra Energy Partners LP	218,147	7,353,735
Total Utilities		20,311,003

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $29,781,692)		20,311,003

2 | May 31, 2024

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2024 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (13.38%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $78,188)	5.26%	78,188	$78,188

Investments Purchased with Collateral from Securities Loaned (13.34%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $29,387,154)		29,387,154	$29,387,154
TOTAL SHORT TERM INVESTMENTS

(Cost $29,465,342)			29,465,342

TOTAL INVESTMENTS (113.21%)
(Cost $441,438,913)			$249,302,734
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.21%)			(29,088,892)
NET ASSETS - 100.00%			$220,213,842

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $61,303,491.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.45%)
Communication Services (1.24%)
Netflix, Inc.(a)	1,873	$1,201,754

Consumer Discretionary (4.37%)
ADT, Inc.	152,032	1,080,948
Garmin, Ltd.	7,202	1,180,047
iRobot Corp.(a)(b)	98,187	943,577
Tesla, Inc.(a)	5,705	1,015,946
Total Consumer Discretionary		4,220,518

Financials (14.74%)
Adyen NV(a)(c)(d)	634	815,047
American Express Co.	4,548	1,091,520
Block, Inc., Class A(a)	13,217	846,945
Corpay, Inc.(a)	3,487	933,365
Fidelity National Information Services, Inc.	14,754	1,119,534
Fiserv, Inc.(a)	6,801	1,018,518
Global Payments, Inc.	7,895	804,106
GMO Payment Gateway, Inc.	14,000	603,478
Jack Henry & Associates, Inc.	5,882	968,648
Mastercard, Inc., Class A	2,190	979,083
Moody's Corp.	2,591	1,028,601
Pagseguro Digital, Ltd., Class A(a)	77,529	949,730
PayPal Holdings, Inc.(a)	17,430	1,097,916
S&P Global, Inc.	2,392	1,022,604
Visa, Inc., Class A	3,661	997,476
Total Financials		14,276,571

Health Care (13.03%)
Align Technology, Inc.(a)	3,657	940,617
Boston Scientific Corp.(a)	16,713	1,263,001
Dexcom, Inc.(a)	8,498	1,009,307
DiaSorin SpA(b)	10,889	1,168,983
HealthEquity, Inc.(a)	12,707	1,037,908
Insulet Corp.(a)	6,452	1,143,230
Intuitive Surgical, Inc.(a)	2,879	1,157,703
PROCEPT BioRobotics Corp.(a)(b)	20,717	1,375,610
ResMed, Inc.	5,874	1,211,982
Shanghai MicroPort MedBot Group Co., Ltd.(a)	676,000	1,255,117
Smith & Nephew PLC, Sponsored ADR(b)	41,168	1,042,786
Total Health Care		12,606,244

Industrials (17.92%)
3D Systems Corp.(a)	234,207	824,409
AeroVironment, Inc.(a)	5,734	1,159,128
Security Description	Shares	Value
Industrials (continued)
AutoStore Holdings, Ltd.(a)(b)(c)(d)	630,330	$888,778
Experian PLC	23,396	1,075,325
FANUC Corp.(b)	33,426	934,989
Goldwind Science & Technology Co., Ltd., Class H(b)	2,721,600	1,259,807
Proto Labs, Inc.(a)	29,935	927,087
RELX PLC, Sponsored ADR	23,366	1,027,169
Schneider Electric SE	4,410	1,088,360
Sensata Technologies Holding PLC	29,099	1,202,371
SS&C Technologies Holdings, Inc.	16,334	1,013,525
Stratasys, Ltd.(a)	90,581	784,431
Thomson Reuters Corp.(b)	6,511	1,120,430
TransUnion	12,896	927,480
Verisk Analytics, Inc.	4,323	1,092,768
Vestas Wind Systems A/S(a)	35,383	992,626
Wolters Kluwer NV	6,396	1,013,580
Total Industrials		17,332,263

Information Technology (43.82%)
Adobe, Inc.(a)	2,044	909,089
Alarm.com Holdings, Inc.(a)	13,684	895,070
Allegro MicroSystems, Inc.(a)(b)	32,618	983,107
ANSYS, Inc.(a)	3,346	1,062,188
Autodesk, Inc.(a)	4,465	900,144
Check Point Software Technologies, Ltd.(a)	6,450	970,725
Cognex Corp.	24,919	1,134,313
Crowdstrike Holdings, Inc., Class A(a)	3,080	966,104
CyberArk Software, Ltd.(a)	3,886	890,866
Dassault Systemes SE	24,488	984,972
Datadog, Inc., Class A(a)	8,297	914,163
Dynatrace, Inc.(a)	21,782	996,091
First Solar, Inc.(a)	6,364	1,729,480
Fortinet, Inc.(a)	13,971	828,760
Gen Digital, Inc.	46,617	1,157,501
Guidewire Software, Inc.(a)	8,731	994,636
Intuit, Inc.	1,586	914,234
Itron, Inc.(a)	10,633	1,143,579
Keyence Corp.	2,098	943,042
Nemetschek SE	11,781	1,068,013
Okta, Inc.(a)	9,134	810,003
Omron Corp.(b)	26,900	878,849
Palo Alto Networks, Inc.(a)	3,574	1,054,008
PTC, Inc.(a)	6,078	1,071,188
Qorvo, Inc.(a)	8,584	844,580

4 | May 31, 2024

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Qualys, Inc.(a)	6,076	$854,407
Renishaw PLC	20,285	1,033,920
Salesforce, Inc.	3,743	877,509
Samsara, Inc., Class A(a)	29,709	1,008,026
SAP SE, Sponsored ADR	5,790	1,056,328
SenseTime Group, Inc.(a)(b)(c)(d)	9,609,000	1,621,897
ServiceNow, Inc.(a)	1,468	964,373
Silicon Laboratories, Inc.(a)	6,710	846,601
Skyworks Solutions, Inc.	9,446	875,266
Snowflake, Inc., Class A(a)	6,740	917,853
SolarEdge Technologies, Inc.(a)	13,573	664,941
Temenos AG	13,613	874,998
Trend Micro, Inc.	20,432	919,580
Workday, Inc., Class A(a)	4,298	908,812
Xero, Ltd.(a)	11,554	1,037,805
Xinyi Solar Holdings, Ltd.	1,474,000	968,794
Zoom Video Communications, Inc., Class A(a)	16,912	1,037,382
Zscaler, Inc.(a)	5,069	861,527
Total Information Technology		42,374,724

Real Estate (0.98%)
Equinix, Inc.	1,238	944,569

Utilities (2.35%)
China Longyuan Power Group Corp., Ltd., Class H(b)	1,397,000	1,273,670
Enlight Renewable Energy, Ltd.(a)	57,624	997,017
Total Utilities		2,270,687

TOTAL COMMON STOCKS
(Cost $95,165,548)		95,227,330

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.21%)
Utilities (1.21%)
Brookfield Renewable Partners LP	41,788	1,166,612

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,206,087)		1,166,612
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.99%)
Money Market Fund (0.26%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $249,964)	5.26%	249,964	$249,964

Investments Purchased with Collateral from Securities Loaned (5.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $5,540,198)		5,540,198	$5,540,198
TOTAL SHORT TERM INVESTMENTS

(Cost $5,790,162)			5,790,162

TOTAL INVESTMENTS (105.65%)
(Cost $102,161,797)			$102,184,104
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.65%)			(5,464,068)
NET ASSETS - 100.00%			$96,720,036

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $10,502,063.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,325,722, representing 3.44% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2024, the market value of those securities was $3,325,722, representing 3.44% of net assets.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

ALPS Global Travel Beneficiaries ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.62%)
Communication Services (4.81%)
Travelzoo(a)	1,697	$13,406
TripAdvisor, Inc.(a)	599	10,992
Walt Disney Co.	2,582	268,296
Total Communication Services		292,694

Consumer Discretionary (48.34%)
Accor SA	367	15,885
Airbnb, Inc., Class A(a)	1,741	252,323
Amadeus IT Group SA	854	60,546
Avolta AG	389	15,761
Booking Holdings, Inc.	82	309,660
Caesars Entertainment, Inc.(a)	1,510	53,696
Churchill Downs, Inc.	504	65,268
Cie Financiere Richemont SA, Class A	969	154,690
Expedia Group, Inc.(a)	1,073	121,099
Flight Centre Travel Group, Ltd.(b)	1,131	14,185
Galaxy Entertainment Group, Ltd.	9,000	43,156
H World Group, Ltd., ADR	1,180	43,931
Hilton Worldwide Holdings, Inc.	1,389	278,634
InterContinental Hotels Group PLC	281	28,287
Las Vegas Sands Corp.	2,213	99,651
LVMH Moet Hennessy Louis Vuitton SE	309	246,396
Marriott International, Inc., Class A	1,153	266,539
MGM Resorts International(a)	1,786	71,744
OneSpaWorld Holdings, Ltd.(a)	1,232	19,158
Oriental Land Co., Ltd.	8,100	225,954
Royal Caribbean Cruises, Ltd.(a)	539	79,600
Sabre Corp.(a)	7,253	22,702
Samsonite International SA(c)(d)	10,800	34,249
Sega Sammy Holdings, Inc.	1,400	19,687
Tongcheng Travel Holdings, Ltd.(d)	7,400	16,900
Trainline PLC(a)(c)(d)	3,906	15,997
Trip.com Group, Ltd., ADR	3,311	170,550
TUI AG(a)	2,133	14,673
Vail Resorts, Inc.	333	62,844
WH Smith PLC	1,001	14,668
Wyndham Hotels & Resorts, Inc.	701	49,603
Security Description	Shares	Value
Consumer Discretionary (continued)
Wynn Resorts, Ltd.	546	$51,804
Total Consumer Discretionary		2,939,840

Consumer Staples (10.11%)
Estee Lauder Cos., Inc., Class A	1,905	235,001
Hormel Foods Corp.	2,271	70,356
L'Oreal SA	437	214,370
Shiseido Co., Ltd.	3,000	94,827
Total Consumer Staples		614,554

Financials (5.53%)
American Express Co.	1,275	306,000
Shift4 Payments, Inc.(a)	450	30,276
Total Financials		336,276

Industrials (26.01%)
Aena SME SA(c)(d)	134	26,113
Aeroports de Paris SA	115	16,359
AerSale Corp.(a)(b)	1,680	12,718
Airbus SE	860	145,476
Alaska Air Group, Inc.(a)	1,170	49,163
American Airlines Group, Inc.(a)(b)	5,458	62,767
ANA Holdings, Inc.	2,800	53,271
Avis Budget Group, Inc.	140	15,922
Delta Air Lines, Inc.	4,525	230,867
Deutsche Lufthansa AG	2,081	14,501
Elis SA	699	17,641
Eva Airways Corp.(a)	37,000	40,890
Grab Holdings, Ltd.(a)	4,938	18,122
Grupo Aeroportuario del Pacifico SAB de CV	1,861	35,015
Grupo Aeroportuario del Sureste SAB de CV, ADR	117	39,264
Hertz Global Holdings, Inc.(a)(b)	2,106	9,182
International Consolidated Airlines Group SA(a)	8,119	17,732
Japan Airlines Co., Ltd.	2,300	38,720
Korean Air Lines Co., Ltd.	2,370	35,690
Latam Airlines Group SA	1,450,000	19,507
Localiza Rent a Car SA	2,333	18,985
Lyft, Inc., Class A(a)	876	13,674
Qantas Airways, Ltd.(a)	15,424	63,113
Ryanair Holdings PLC, ADR	227	27,612
Singapore Airlines, Ltd.	7,900	39,582
Sixt SE	167	13,663
Southwest Airlines Co.	4,412	118,418
Turk Hava Yollari AO(a)	3,415	32,085
Uber Technologies, Inc.(a)	3,581	231,190

6 | May 31, 2024

ALPS Global Travel Beneficiaries ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
United Airlines Holdings, Inc.(a)	2,360	$125,056
Total Industrials		1,582,298

Information Technology (0.53%)
Agilysys, Inc.(a)	200	19,094
Clear Secure, Inc.	794	13,411
Total Information Technology		32,505

Real Estate (4.29%)
Gaming and Leisure Properties, Inc.	2,761	123,969
Host Hotels & Resorts, Inc.	4,746	85,143
Ryman Hospitality Properties, Inc.	492	51,694
Total Real Estate		260,806

TOTAL COMMON STOCKS
(Cost $6,005,136)		6,058,973

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.76%)
Money Market Fund (0.32%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $19,569)	5.26%	19,569	$19,569

Investments Purchased with Collateral from Securities Loaned (1.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $87,841)		87,841	87,841
TOTAL SHORT TERM INVESTMENTS

(Cost $107,410)			107,410

TOTAL INVESTMENTS (101.38%)
(Cost $6,112,546)			$6,166,383
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.38%)			(84,091)
NET ASSETS - 100.00%			$6,082,292
(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $85,057.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $76,359, representing 1.26% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2024, the market value of those securities was $93,259, representing 1.53% of net assets.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Biotechnology (87.77%)
4D Molecular Therapeutics, Inc.(a)	35,240	$844,703
89bio, Inc.(a)	66,249	523,367
ACADIA Pharmaceuticals, Inc.(a)	116,725	1,762,548
ACELYRIN, Inc.(a)(b)	68,373	281,697
Aerovate Therapeutics, Inc.(a)	19,649	342,875
Agios Pharmaceuticals, Inc.(a)(b)	39,779	1,445,569
Akero Therapeutics, Inc.(a)	39,844	749,864
Alector, Inc.(a)	67,833	333,738
Alkermes PLC(a)	118,697	2,777,510
Allogene Therapeutics, Inc.(a)(b)	118,161	295,403
AnaptysBio, Inc.(a)	18,851	451,293
Anavex Life Sciences Corp.(a)	57,671	234,144
Arcellx, Inc.(a)	37,549	1,952,548
Arcturus Therapeutics Holdings, Inc.(a)(b)	18,944	735,217
Arcus Biosciences, Inc.(a)	64,400	970,508
ARS Pharmaceuticals, Inc.(a)	68,004	603,876
Aura Biosciences, Inc.(a)(b)	34,543	253,891
Aurinia Pharmaceuticals, Inc.(a)(b)	102,460	555,333
Avidity Biosciences, Inc.(a)(b)	56,489	1,517,295
BioCryst Pharmaceuticals, Inc.(a)(b)	145,981	943,037
Biomea Fusion, Inc.(a)	25,086	263,905
Catalyst Pharmaceuticals, Inc.(a)	83,441	1,349,241
Celldex Therapeutics, Inc.(a)	45,644	1,519,945
Cerevel Therapeutics Holdings, Inc.(a)	128,892	5,251,059
Compass Pathways PLC, ADR(a)(b)	45,104	332,868
Crinetics Pharmaceuticals, Inc.(a)	55,421	2,461,247
Day One Biopharmaceuticals, Inc.(a)(b)	61,870	821,015
Deciphera Pharmaceuticals, Inc.(a)	57,227	1,461,578
Denali Therapeutics, Inc.(a)	98,526	1,828,643
Disc Medicine, Inc.(a)	17,138	581,835
Enanta Pharmaceuticals, Inc.(a)	14,945	186,364
Galapagos NV, Sponsored ADR(a)	46,926	1,305,481
Geron Corp.(a)(b)	386,752	1,372,970
Ideaya Biosciences, Inc.(a)	52,228	1,908,933
Immunocore Holdings PLC, ADR(a)	35,267	1,727,378
Inhibrx Biosciences Inc(a)	2,067	33,589
Security Description	Shares	Value
Biotechnology (continued)
Inozyme Pharma, Inc.(a)(b)	43,372	$209,053
Intellia Therapeutics, Inc.(a)(b)	68,074	1,455,422
Ironwood Pharmaceuticals, Inc.(a)	110,895	698,639
iTeos Therapeutics, Inc.(a)	25,381	424,878
Keros Therapeutics, Inc.(a)	25,471	1,193,825
Kiniksa Pharmaceuticals, Ltd., Class A(a)	28,355	539,029
Kura Oncology, Inc.(a)(b)	53,942	1,111,745
MacroGenics, Inc.(a)	43,960	179,796
MannKind Corp.(a)(b)	191,570	894,632
Merus NV(a)	41,128	2,189,655
MiMedx Group, Inc.(a)	104,103	744,336
Mineralys Therapeutics, Inc.(a)	28,867	368,632
Mirum Pharmaceuticals, Inc.(a)(b)	33,036	793,855
MoonLake Immunotherapeutics(a)	42,478	1,727,155
Morphic Holding, Inc.(a)(b)	35,419	1,075,675
Olema Pharmaceuticals, Inc.(a)(b)	39,074	378,236
Protagonist Therapeutics, Inc.(a)	41,241	1,160,934
Prothena Corp. PLC(a)(b)	38,033	791,467
RAPT Therapeutics, Inc.(a)(b)	24,388	97,796
Reneo Pharmaceuticals, Inc.(a)	22,749	37,763
Replimune Group, Inc.(a)(b)	43,117	227,227
REVOLUTION Medicines, Inc.(a)	116,961	4,483,114
Rhythm Pharmaceuticals, Inc.(a)(b)	42,620	1,520,682
Savara, Inc.(a)	95,826	391,928
Soleno Therapeutics, Inc.(a)	21,630	910,190
SpringWorks Therapeutics, Inc.(a)	52,492	2,176,318
Summit Therapeutics, Inc.(a)(b)	497,027	4,316,679
Syndax Pharmaceuticals, Inc.(a)	60,168	1,159,437
Travere Therapeutics, Inc.(a)(b)	53,914	400,042
Vanda Pharmaceuticals, Inc.(a)	40,392	206,403
Vaxcyte, Inc.(a)	76,838	5,399,405
Vera Therapeutics, Inc.(a)(b)	38,949	1,479,673
Vericel Corp.(a)	34,231	1,632,819
Viking Therapeutics, Inc.(a)	74,500	4,638,370
Vir Biotechnology, Inc.(a)	95,613	981,946
Viridian Therapeutics, Inc.(a)(b)	44,468	531,393
Xencor, Inc.(a)	43,335	1,029,640
Xenon Pharmaceuticals, Inc.(a)	53,658	2,042,760
Zai Lab, Ltd., ADR(a)(b)	70,074	1,245,916

8 | May 31, 2024

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc.(a)(b)	50,311	$597,695
Total Biotechnology		91,424,627

Health Care Providers & Services (0.65%)
OPKO Health, Inc.(a)(b)	493,720	676,396

Pharmaceuticals (11.42%)
Amylyx Pharmaceuticals, Inc.(a)	46,288	79,615
Arvinas, Inc.(a)	48,196	1,597,215
Atea Pharmaceuticals, Inc.(a)	59,078	216,816
Axsome Therapeutics, Inc.(a)(b)	33,654	2,471,213
Corcept Therapeutics, Inc.(a)	73,489	2,217,163
Edgewise Therapeutics, Inc.(a)	65,981	1,130,254
Fulcrum Therapeutics, Inc.(a)	43,890	344,537
Liquidia Corp.(a)(b)	53,717	691,338
Neumora Therapeutics, Inc.(a)	108,132	1,070,507
Pliant Therapeutics, Inc.(a)(b)	42,684	517,757
Tarsus Pharmaceuticals, Inc.(a)	26,556	875,286
Verona Pharma PLC, ADR(a)(b)	57,238	690,863
Total Pharmaceuticals		11,902,564

TOTAL COMMON STOCKS
(Cost $107,261,076)		104,003,587
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.67%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $228,879)	5.26%	228,879	$228,879

Investments Purchased with Collateral from Securities Loaned (5.45%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $5,673,864)		5,673,864	$5,673,864
TOTAL SHORT TERM INVESTMENTS

(Cost $5,902,743)			5,902,743

TOTAL INVESTMENTS (105.51%)
(Cost $113,163,819)			$109,906,330
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.51%)			(5,742,667)
NET ASSETS - 100.00%			$104,163,663

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,242,734.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2024 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value(a)	$249,302,734	$102,184,104	$6,166,383	$109,906,330
Foreign Currency, at value (Cost $7,263, $700, $83 and $–)	7,263	701	83	–
Dividends receivable	386,043	117,135	7,067	8,492
Receivable for shares sold	6,314,376	–	–	833,302
Total Assets	256,010,416	102,301,940	6,173,533	110,748,124

LIABILITIES:
Payable to adviser	99,337	41,706	3,400	45,686
Payable for investments purchased	6,310,083	–	–	864,911
Payable for collateral upon return of securities loaned	29,387,154	5,540,198	87,841	5,673,864
Total Liabilities	35,796,574	5,581,904	91,241	6,584,461
NET ASSETS	$220,213,842	$96,720,036	$6,082,292	$104,163,663

NET ASSETS CONSIST OF:
Paid-in capital	$701,440,710	$122,389,845	$6,896,493	$249,011,433
Total distributable earnings/(accumulated losses)	(481,226,868)	(25,669,809)	(814,201)	(144,847,770)
NET ASSETS	$220,213,842	$96,720,036	$6,082,292	$104,163,663

INVESTMENTS, AT COST	$441,438,913	$102,161,797	$6,112,546	$113,163,819

PRICING OF SHARES
Net Assets	$220,213,842	$96,720,036	$6,082,292	$104,163,663
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	6,975,002	2,350,002	250,002	3,125,000
Net Asset Value, offering and redemption price per share	$31.57	$41.16	$24.33	$33.33

(a)	Includes $61,303,491, $10,502,063, $85,057 and $22,242,734 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2024

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividends*	$1,681,943	$384,013	$45,402	$749
Securities Lending Income	902,743	10,421	38	57,510
Total Investment Income	2,584,686	394,434	45,440	58,259

EXPENSES:
Investment adviser fees	663,146	254,433	20,988	264,134
Total Expenses	663,146	254,433	20,988	264,134
NET INVESTMENT INCOME/(LOSS)	1,921,540	140,001	24,452	(205,875)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(91,235,011)	2,104,396	172,908	998,337
Net realized gain/(loss) on foreign currency transactions	(5,770)	3,393	(92)	–
Total net realized gain/(loss)	(91,240,781)	2,107,789	172,816	998,337
Net change in unrealized appreciation on investments	90,545,917	4,853,441	449,367	20,855,101
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(160)	(1,592)	(122)	–
Total net change in unrealized appreciation	90,545,757	4,851,849	449,245	20,855,101
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(695,024)	6,959,638	622,061	21,853,438
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,226,516	$7,099,639	$646,513	$21,647,563
*Net of foreign tax withholding.	$121,734	$32,138	$3,236	$–

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2024

ALPS Clean Energy ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$1,921,540	$5,226,077
Net realized loss	(91,240,781)	(93,867,475)
Net change in unrealized appreciation/(depreciation)	90,545,757	(179,381,813)
Net increase/(decrease) in net assets resulting from operations	1,226,516	(268,023,211)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,505,283)	(4,542,388)
From tax return of capital	–	(973,150)
Total distributions	(1,505,283)	(5,515,538)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	96,766,315	172,062,512
Cost of shares redeemed	(144,250,664)	(338,457,659)
Net decrease from capital share transactions	(47,484,349)	(166,395,147)
Net decrease in net assets	(47,763,116)	(439,933,896)

NET ASSETS:
Beginning of period	267,976,958	707,910,854
End of period	$220,213,842	$267,976,958

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,550,002	12,700,002
Shares sold	3,175,000	4,250,000
Shares redeemed	(4,750,000)	(8,400,000)
Shares outstanding, end of period	6,975,002	8,550,002

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2024

ALPS Disruptive Technologies ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$140,001	$453,989
Net realized gain/(loss)	2,107,789	(5,188,326)
Net change in unrealized appreciation/(depreciation)	4,851,849	14,917,184
Net increase in net assets resulting from operations	7,099,639	10,182,847

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(292,162)	(25,708)
Total distributions	(292,162)	(25,708)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,054,498	1,675,949
Cost of shares redeemed	(10,375,254)	(36,813,357)
Net decrease from capital share transactions	(7,320,756)	(35,137,408)
Net decrease in net assets	(513,279)	(24,980,269)

NET ASSETS:
Beginning of period	97,233,315	122,213,584
End of period	$96,720,036	$97,233,315

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,525,002	3,500,002
Shares sold	75,000	50,000
Shares redeemed	(250,000)	(1,025,000)
Shares outstanding, end of period	2,350,002	2,525,002

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2024

ALPS Global Travel Beneficiaries ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$24,452	$24,929
Net realized gain	172,816	121,178
Net change in unrealized appreciation/(depreciation)	449,245	322,399
Net increase in net assets resulting from operations	646,513	468,506

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(30,390)	(3,090)
Total distributions	(30,390)	(3,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	576,398
Cost of shares redeemed	(633,220)	(2,863,139)
Net decrease from capital share transactions	(633,220)	(2,286,741)
Net decrease in net assets	(17,097)	(1,821,325)

NET ASSETS:
Beginning of period	6,099,389	7,920,714
End of period	$6,082,292	$6,099,389

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	275,002	375,002
Shares sold	0	25,000
Shares redeemed	(25,000)	(125,000)
Shares outstanding, end of period	250,002	275,002

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2024

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment loss	$(205,875)	$(352,913)
Net realized gain/(loss)	998,337	(4,825,859)
Net change in unrealized appreciation/(depreciation)	20,855,101	(11,906,628)
Net increase/(decrease) in net assets resulting from operations	21,647,563	(17,085,400)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(220,286)	–
Total distributions	(220,286)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,821,347	5,897,730
Cost of shares redeemed	(14,774,478)	(20,131,389)
Net decrease from capital share transactions	(953,131)	(14,233,659)
Net increase/(decrease) in net assets	20,474,146	(31,319,059)

NET ASSETS:
Beginning of period	83,689,517	115,008,576
End of period	$104,163,663	$83,689,517

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,175,000	3,675,000
Shares sold	400,000	200,000
Shares redeemed	(450,000)	(700,000)
Shares outstanding, end of period	3,125,000	3,175,000

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2024

ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$31.34		$55.74	$73.94	$70.05		$32.23	$25.03

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.47	0.39	0.20		0.25	0.32
Net realized and unrealized gain/(loss)	0.17		(24.38)	(18.14)	4.11		38.08	7.42
Total from investment operations	0.41		(23.91)	(17.75)	4.31		38.33	7.74
DISTRIBUTIONS:
From net investment income	(0.18)		(0.40)	(0.19)	(0.17)		(0.18)	(0.23)
Tax return of capital	–		(0.09)	(0.26)	(0.25)		(0.33)	(0.31)
Total distributions	(0.18)		(0.49)	(0.45)	(0.42)		(0.51)	(0.54)

Net increase/(decrease) in net asset value	0.23		(24.40)	(18.20)	3.89		37.82	7.20
NET ASSET VALUE, END OF PERIOD	$31.57		$31.34	$55.74	$73.94		$70.05	$32.23
TOTAL RETURN(b)	1.22%		(43.11)%	(24.00)%	6.16%		120.45%	31.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$220,214		$267,977	$707,911	$1,014,767		$609,457	$106,359

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.56	%(d)	0.65%	0.65%
Ratio of net investment income to average net assets	1.59	%(c)	1.09%	0.69%	0.26%		0.57%	1.10%
Portfolio turnover rate(e)	18%		38%	44%	39%		34%	15%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective January 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.55%.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2024

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$38.51		$34.92	$48.23	$42.99	$31.88	$26.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/ (loss)(a)	0.06		0.15	(0.02)	0.15	0.25	0.14
Net realized and unrealized gain/(loss)	2.70		3.45	(13.17)	5.26	11.00	5.61
Total from investment operations	2.76		3.60	(13.19)	5.41	11.25	5.75
DISTRIBUTIONS:
From net investment income	(0.11)		(0.01)	(0.12)	(0.17)	(0.14)	(0.08)
Total distributions	(0.11)		(0.01)	(0.12)	(0.17)	(0.14)	(0.08)

Net increase/(decrease) in net asset value	2.65		3.59	(13.31)	5.24	11.11	5.67
NET ASSET VALUE, END OF PERIOD	$41.16		$38.51	$34.92	$48.23	$42.99	$31.88
TOTAL RETURN(b)	7.17%		10.31%	(27.41)%	12.60%	35.42%	22.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$96,720		$97,233	$122,214	$237,546	$150,459	$74,910

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.28	%(c)	0.42%	(0.05)%	0.31%	0.72%	0.48%
Portfolio turnover rate(d)	15%		34%	31%	26%	38%	42%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

17 | May 31, 2024

ALPS Global Travel Beneficiaries ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Period September 8, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.18		$21.12	$23.58	$24.91

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.09		0.08	(0.04)	0.05
Net realized and unrealized gain/(loss)	2.17		0.99	(2.39)	(1.38)
Total from investment operations	2.26		1.07	(2.43)	(1.33)

DISTRIBUTIONS:
From net investment income	(0.11)		(0.01)	(0.03)	–
Total distributions	(0.11)		(0.01)	(0.03)	–

Net increase/(decrease) in net asset value	2.15		1.06	(2.46)	(1.33)
NET ASSET VALUE, END OF PERIOD	$24.33		$22.18	$21.12	$23.58
TOTAL RETURN(b)	10.20%		5.06%	(10.27)%	(5.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,082		$6,099	$7,921	$7,665

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65	%(c)
Ratio of net investment income/(loss) to average net assets	0.76	%(c)	0.38%	(0.18)%	0.82	%(c)
Portfolio turnover rate(d)	17%		54%	57%	19%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

18 | May 31, 2024

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$26.36		$31.29	$42.94	$49.00	$39.51	$33.59

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/ (loss)(a)	(0.07)		(0.10)	(0.13)	(0.18)	(0.13)	0.03
Net realized and unrealized gain/(loss)	7.11		(4.83)	(11.52)	(5.88)	9.64	6.67
Total from investment operations	7.04		(4.93)	(11.65)	(6.06)	9.51	6.70

DISTRIBUTIONS:
From net investment income	(0.07)		–	–	–	(0.02)	(0.78)
Total distributions	(0.07)		–	–	–	(0.02)	(0.78)

Net increase/(decrease) in net asset value	6.97		(4.93)	(11.65)	(6.06)	9.49	5.92
NET ASSET VALUE, END OF PERIOD	$33.33		$26.36	$31.29	$42.94	$49.00	$39.51
TOTAL RETURN(b)	26.71%		(15.76)%	(27.13)%	(12.37)%	24.07%	20.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$104,164		$83,690	$115,009	$188,929	$242,542	$197,570

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	(0.39	)%(c)	(0.34)%	(0.39)%	(0.36)%	(0.33)%	0.09%
Portfolio turnover rate(d)	35%		81%	88%	81%	68%	88%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

19 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the CIBC Atlas Clean Energy Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Index. The investment objective of the ALPS Global Travel Beneficiaries ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Global Travel Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Medical Breakthroughs Index.

ALPS Clean Energy ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Disruptive Technologies ETF, ALPS Global Travel Beneficiaries ETF and ALPS Medical Breakthroughs ETF have elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

20 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

21 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2024:

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$199,526,389	$–	$–	$199,526,389
Master Limited Partnerships*	20,311,003	–	–	20,311,003
Short Term Investments	29,465,342	–	–	29,465,342
Total	$249,302,734	$–	$–	$249,302,734

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$95,227,330	$–	$–	$95,227,330
Master Limited Partnerships*	1,166,612	–	–	1,166,612
Short Term Investments	5,790,162	–	–	5,790,162
Total	$102,184,104	$–	$–	$102,184,104

ALPS Global Travel Beneficiaries ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,058,973	$–	$–	$6,058,973
Short Term Investments	107,410	–	–	107,410
Total	$6,166,383	$–	$–	$6,166,383

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$104,003,587	$–	$–	$104,003,587
Short Term Investments	5,902,743	–	–	5,902,743
Total	$109,906,330	$–	$–	$109,906,330

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Foreign Investment Risk

The Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

22 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for the ALPS Disruptive Technologies ETF, the ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
ALPS Clean Energy ETF	$4,542,388	$–	$973,150
ALPS Disruptive Technologies ETF	25,708	–	–
ALPS Global Travel Beneficiaries ETF	3,090	–	–
ALPS Medical Breakthroughs ETF	–	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$109,296,745	$80,552,476
ALPS Disruptive Technologies ETF	9,947,890	16,664,129
ALPS Global Travel Beneficiaries ETF	847,251	204,158
ALPS Medical Breakthroughs ETF	83,931,519	57,387,807

23 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$13,252,092	$15,897,821	$899,179	$19,843,531
Gross depreciation (excess of tax cost over value)	(207,548,644)	(17,256,998)	(850,357)	(24,118,564)
Net unrealized appreciation/(depreciation)	$(194,296,552)	$(1,359,177)	$48,822	$(4,275,033)
Cost of investments for income tax purposes	$443,599,286	$103,543,281	$6,117,561	$114,181,363

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, C-Corp basis adjustments, investments in passive foreign investment companies (PFICs), and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

24 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$61,303,491	$29,387,154	$34,495,396	$63,882,550
ALPS Disruptive Technologies ETF	10,502,063	5,540,198	5,399,684	10,939,882
ALPS Global Travel Beneficiaries ETF	85,057	87,841	–	87,841
ALPS Medical Breakthroughs ETF	22,242,734	5,673,864	17,901,030	23,574,894

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

ALPS Clean Energy ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$29,387,154	$–	$–	$–	$29,387,154
Total Borrowings					29,387,154
Gross amount of recognized liabilities for securities lending (collateral received)					$29,387,154

ALPS Disruptive Technologies ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,540,198	$–	$–	$–	$5,540,198
Total Borrowings					5,540,198
Gross amount of recognized liabilities for securities lending (collateral received)					$5,540,198

ALPS Global Travel Beneficiaries ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$87,841	$–	$–	$–	$87,841
Total Borrowings					87,841
Gross amount of recognized liabilities for securities lending (collateral received)					$87,841

ALPS Medical Breakthroughs ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,673,864	$–	$–	$–	$5,673,864
Total Borrowings					5,673,864
Gross amount of recognized liabilities for securities lending (collateral received)					$5,673,864

25 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.55%
ALPS Disruptive Technologies ETF	0.50%
ALPS Global Travel Beneficiaries ETF	0.65%
ALPS Medical Breakthroughs ETF	0.50%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$44,664,756	$43,560,967
ALPS Disruptive Technologies ETF	14,921,577	15,481,407
ALPS Global Travel Beneficiaries ETF	1,076,669	1,103,999
ALPS Medical Breakthroughs ETF	36,611,928	37,067,922

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$96,504,123	$143,623,764
ALPS Disruptive Technologies ETF	3,025,085	9,930,012
ALPS Global Travel Beneficiaries ETF	–	621,073
ALPS Medical Breakthroughs ETF	13,823,515	14,777,339

26 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

For the six months ended May 31, 2024, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$(111,758,871)
ALPS Disruptive Technologies ETF	2,623,585
ALPS Global Travel Beneficiaries ETF	125,426
ALPS Medical Breakthroughs ETF	4,153,249

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2024 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2024, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Clean Energy ETF	$164,502	$147,253	$(229,029)

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

27 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

8. CONCENTRATION RISK

Each Fund seeks to track an underlying index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Funds.

9. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

28 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

Fund	Qualified Dividend Income	Dividend Received Deduction
ALPS Clean Energy ETF	46.93%	0.00%
ALPS Disruptive Technologies ETF	100.00%	52.16%
ALPS Global Travel Beneficiaries ETF	100.00%	93.56%
ALPS Medical Breakthroughs ETF	0.00%	0.00%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

LICENSING AGREEMENT

ALPS Clean Energy ETF

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts as brand licensor for the Underlying Index and is not responsible for the descriptions of the Fund that appear herein.

The Fund is not sponsored by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC.

29 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Disruptive Technologies ETF

“Indxx” is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. (the “Adviser”).

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

30 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Global Travel Beneficiaries ETF

S-Network and S-Network Global Travel Index are service marks of S-Network Global Indexes, Inc. ("S-Network") and have been licensed for use by the ALPS Advisors, Inc. (“ALPS” or the “Adviser”). The Fund is not issued, sponsored, endorsed, sold or promoted by S-Network or its affiliates. S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S-Network's only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by S-Network without regard to ALPS or the Fund. S-Network is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by ALPS. S-Network has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, UNLESS ARISING AS A RESULT OF S-NETWORK'S (i) GROSS NEGLIGENCE OR WILLFUL MISCONDUCT, (ii) BREACH OF ITS CONFIDENTIALITY OBLIGATIONS: OR (iii) INDEMNIFICATION OBLIGATIONS, S-NETWORK SHALL NOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

ALPS Medical Breakthroughs ETF

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

31 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

32 | May 31, 2024

ALPS ETF Trust

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

33 | May 31, 2024

ALPS ETF Trust

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

34 | May 31, 2024

ALPS ETF Trust

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

35 | May 31, 2024

ALPS ETF Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

36 | May 31, 2024

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

ALPS REIT Dividend Dogs ETF (NYSE ARCA: RDOG)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Schedule of Investments
ALPS Sector Dividend Dogs ETF	2
ALPS International Sector Dividend Dogs ETF	3
ALPS Emerging Sector Dividend Dogs ETF	5
ALPS REIT Dividend Dogs ETF	7
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets
ALPS Sector Dividend Dogs ETF	11
ALPS International Sector Dividend Dogs ETF	12
ALPS Emerging Sector Dividend Dogs ETF	13
ALPS REIT Dividend Dogs ETF	14
Financial Highlights	15
Notes to Financial Statements and Financial Highlights	19
Additional Information	28
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	30
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	31
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	32
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	33

alpsfunds.com

ALPS ETF Trust

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

1 | May 31, 2024

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.41%)
Communication Services (9.70%)
AT&T, Inc.	1,296,185	$23,616,491
Comcast Corp., Class A	522,574	20,918,637
Interpublic Group of Cos., Inc.	689,790	21,638,712
Omnicom Group, Inc.	243,139	22,602,202
Verizon Communications, Inc.	564,268	23,219,628
Total Communication Services		111,995,670

Consumer Discretionary (9.26%)
Best Buy Co., Inc.	283,720	24,065,130
Darden Restaurants, Inc.	129,957	19,544,233
Ford Motor Co.	1,826,906	22,160,370
Genuine Parts Co.	147,448	21,253,155
Home Depot, Inc.	59,650	19,974,996
Total Consumer Discretionary		106,997,884

Consumer Staples (9.73%)
Altria Group, Inc.	532,422	24,624,517
Conagra Brands, Inc.	792,488	23,679,541
Kraft Heinz Co.	639,875	22,632,379
Philip Morris International, Inc.	240,591	24,391,116
Walgreens Boots Alliance, Inc.	1,051,305	17,052,167
Total Consumer Staples		112,379,720

Energy (10.53%)
Chevron Corp.	148,758	24,143,423
Exxon Mobil Corp.	205,745	24,125,659
Kinder Morgan, Inc.	1,248,022	24,323,949
ONEOK, Inc.	288,968	23,406,408
Williams Cos., Inc.	618,411	25,670,240
Total Energy		121,669,679

Financials (9.91%)
Citizens Financial Group, Inc.	649,607	22,924,631
Huntington Bancshares, Inc.	1,651,403	22,987,530
Prudential Financial, Inc.	200,330	24,109,715
Regions Financial Corp.	1,132,239	21,908,825
Truist Financial Corp.	595,416	22,476,954
Total Financials		114,407,655

Health Care (8.55%)
AbbVie, Inc.	124,409	20,059,707
Bristol-Myers Squibb Co.	413,647	16,996,755
Gilead Sciences, Inc.	296,812	19,076,108
Pfizer, Inc.	817,468	23,428,633
Viatris, Inc.	1,814,962	19,238,597
Total Health Care		98,799,800

Industrials (10.35%)
3M Co.	283,937	28,433,451
Cummins, Inc.	82,885	23,351,191
RTX Corp.	245,334	26,449,459
Stanley Black & Decker, Inc.	243,272	21,206,020
Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc.,
Class B	144,782	$20,114,563
Total Industrials		119,554,684

Information Technology (10.26%)
Corning, Inc.	681,592	25,396,118
HP, Inc.	725,228	26,470,822
International Business Machines Corp.	113,722	18,974,516
Seagate Technology Holdings PLC	240,528	22,426,831
Texas Instruments, Inc.	129,439	25,241,899
Total Information Technology		118,510,186

Materials (10.75%)
Amcor PLC	2,381,772	24,222,621
International Flavors & Fragrances, Inc.	283,136	27,232,021
International Paper Co.	615,205	27,739,593
LyondellBasell Industries NV, Class A	224,939	22,363,435
The Dow Chemical Co.	393,106	22,654,699
Total Materials		124,212,369

Utilities (10.37%)
Dominion Resources, Inc.	464,475	25,044,492
Duke Energy Corp.	234,866	24,325,072
Edison International	321,869	24,735,633
Evergy, Inc.	432,402	23,635,093
Eversource Energy	371,039	21,976,640
Total Utilities		119,716,930

TOTAL COMMON STOCKS
(Cost $1,074,547,667)		1,148,244,577

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	2,065,171	2,065,171

TOTAL SHORT TERM INVESTMENTS
(Cost $2,065,171)			2,065,171

TOTAL INVESTMENTS (99.59%)
(Cost $1,076,612,838)			$1,150,309,748
OTHER ASSETS IN EXCESS OF LIABILITIES (0.41%)			4,758,946
NET ASSETS - 100.00%			$1,155,068,694

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.17%)
Australia (7.38%)
BHP Group, Ltd.	194,322	$5,754,787
Coles Group, Ltd.	509,956	5,571,287
Fortescue, Ltd.	329,085	5,416,983
Woodside Energy Group, Ltd.(a)	282,727	5,210,708
Total Australia		21,953,765

Austria (2.19%)
OMV AG	129,625	6,503,613

Denmark (2.49%)
A P Moller-Maersk A/S	4,082	7,401,791

Finland (4.25%)
Fortum Oyj(a)	432,821	6,581,874
Nokia Oyj	1,558,227	6,071,475
Total Finland		12,653,349

France (10.03%)
Cie Generale des Etablissements Michelin SCA	152,239	6,136,671
Credit Agricole SA	404,907	6,557,190
Engie SA	339,230	5,718,125
Orange SA	487,780	5,676,353
Sanofi SA	59,033	5,749,443
Total France		29,837,782

Germany (7.25%)
BASF SE	105,985	5,567,082
Bayer AG	196,834	6,031,328
Bayerische Motoren Werke AG	47,998	4,852,817
Mercedes-Benz Group AG	70,918	5,109,432
Total Germany		21,560,659

Great Britain (4.47%)
NatWest Group PLC	1,756,522	7,050,440
Unilever PLC	114,724	6,255,307
Total Great Britain		13,305,747

Hong Kong (3.82%)
CITIC, Ltd.	5,546,000	5,602,450
Hong Kong & China Gas Co., Ltd.	7,422,996	5,761,545
Total Hong Kong		11,363,995

Italy (8.25%)
Enel SpA	843,845	6,094,304
Eni SpA	351,862	5,534,376
Intesa Sanpaolo SpA	1,667,218	6,523,283
Mediobanca Banca di Credito Finanziario SpA(a)	404,312	6,369,881
Total Italy		24,521,844
Security Description	Shares	Value
Japan (7.41%)
Canon, Inc.(a)	180,763	$5,232,144
Isuzu Motors, Ltd.	421,892	5,625,584
Japan Tobacco, Inc.(a)	216,000	6,114,724
Takeda Pharmaceutical Co., Ltd.(a)	191,300	5,076,113
Total Japan		22,048,565

Netherlands (7.25%)
BE Semiconductor Industries NV(a)	34,473	5,049,646
NN Group NV	127,235	5,907,408
NXP Semiconductors NV	22,417	6,099,666
Stellantis NV	206,054	4,516,277
Total Netherlands		21,572,997

Norway (6.39%)
Aker BP ASA	225,362	5,773,448
Norsk Hydro ASA	1,057,224	7,143,310
Telenor ASA	521,095	6,076,620
Total Norway		18,993,378

Poland (1.92%)
ORLEN SA	353,232	5,700,024

Singapore (1.99%)
Singapore Airlines, Ltd.(a)	1,180,905	5,916,760

Spain (4.09%)
ACS Actividades de Construccion y Servicios SA	132,345	5,904,848
Telefonica SA	1,344,895	6,252,984
Total Spain		12,157,832

Sweden (2.09%)
Telefonaktiebolaget LM Ericsson, Class B	1,014,695	6,226,655

Switzerland (3.72%)
Kuehne + Nagel International AG	20,257	5,735,761
Roche Holding AG	20,829	5,332,187
Total Switzerland		11,067,948

United Kingdom (14.18%)
British American Tobacco PLC	192,495	5,923,640
GSK PLC	263,094	5,922,113
Imperial Brands PLC	260,048	6,431,779
National Grid Plc	454,492	5,110,270
Rio Tinto PLC	90,368	6,305,655
Vodafone Group PLC	6,205,156	5,979,177
WPP PLC	623,660	6,491,061
Total United Kingdom		42,163,695

TOTAL COMMON STOCKS
(Cost $275,674,781)		294,950,399

3 | May 31, 2024

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.98%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $672,795)	5.26%	672,795	$672,795

Investments Purchased with Collateral from Securities Loaned (1.75%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $5,213,355)		5,213,355	$5,213,355
TOTAL SHORT TERM INVESTMENTS

(Cost $5,886,150)			5,886,150

TOTAL INVESTMENTS (101.15%)
(Cost $281,560,931)			$300,836,549
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.15%)			(3,431,987)
NET ASSETS - 100.00%			$297,404,562

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $8,671,859.

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.20%)
Brazil (9.13%)
Ambev SA	203,000	$446,910
BB Seguridade Participacoes SA	79,500	489,031
Cia Siderurgica Nacional SA	159,783	398,020
Gerdau SA	147,183	507,624
Petroleo Brasileiro SA	75,192	555,466
Total Brazil		2,397,051

Chile (6.46%)
Cencosud SA	301,284	565,771
Cia Sud Americana de Vapores SA	9,737,001	630,777
Enel Chile SA	8,729,225	500,261
Total Chile		1,696,809

China (11.62%)
China Shenhua Energy Co., Ltd., Class H	131,500	638,129
China Zheshang Bank Co., Ltd.	1,876,000	542,141
Chongqing Rural Commercial Bank Co., Ltd.	1,251,000	575,879
COSCO SHIPPING Holdings Co., Ltd.	471,000	786,566
Yankuang Energy Group Co., Ltd., Class H(a)	204,000	509,191
Total China		3,051,906

Colombia (4.27%)
Bancolombia SA, ADR	16,044	568,920
Interconexion Electrica SA ESP	111,717	553,478
Total Colombia		1,122,398

Czech Republic (2.28%)
CEZ AS(a)	14,357	598,451

Hungary (1.87%)
Richter Gedeon Nyrt	19,356	490,461

India (7.44%)
Dr Reddy's Laboratories, Ltd., ADR	6,802	467,161
Infosys, Ltd., Sponsored ADR	45,319	759,093
Wipro, Ltd., ADR(a)	141,316	727,778
Total India		1,954,032

Indonesia (8.95%)
Adaro Energy Indonesia Tbk PT	3,054,700	520,709
Gudang Garam Tbk PT	407,800	469,284
Indofood Sukses Makmur Tbk PT	1,284,400	464,360
Kalbe Farma Tbk PT	5,663,900	519,336
Security Description	Shares	Value
Indonesia (continued)
Telkom Indonesia Persero Tbk PT	2,113,000	$377,089
Total Indonesia		2,350,778

Malaysia (10.00%)
Axiata Group Bhd	897,800	534,064
Genting Malaysia Bhd	851,000	479,105
Maxis Bhd	700,300	540,066
Petronas Gas Bhd	136,600	529,916
Sime Darby Bhd	921,400	544,188
Total Malaysia		2,627,339

Mexico (11.05%)
Grupo Aeroportuario del Centro Norte SAB de CV	61,422	627,017
Grupo Aeroportuario del Pacifico SAB de CV, Class B	36,871	693,740
Grupo Financiero Banorte SAB de CV, Class O	51,075	485,779
Grupo Mexico SAB de CV, Series B	104,325	644,895
Orbia Advance Corp. SAB de CV	277,324	452,113
Total Mexico		2,903,544

Philippines (4.06%)
Manila Electric Co.	79,660	499,849
PLDT, Inc.	22,405	566,633
Total Philippines		1,066,482

Russia (0.00%)(b)
Mobile TeleSystems PJSC, Sponsored ADR(c)(d)	64,600	646
Novolipetsk Steel PJSC, GDR(c)(d)(e)	17,594	176
Severstal PAO, GDR(c)(d)(e)	23,283	233
X5 Retail Group NV, GDR(c)(d)(e)	17,785	178
Total Russia		1,233

South Africa (9.13%)
Exxaro Resources, Ltd.	55,320	534,294
Pepkor Holdings, Ltd.(e)(f)	506,307	457,657
Sasol, Ltd.	66,721	440,781
Vodacom Group, Ltd.	105,333	518,394
Woolworths Holdings, Ltd.	153,794	445,786
Total South Africa		2,396,912

Thailand (10.69%)
Bangkok Dusit Medical Services PCL	639,000	468,959
Bumrungrad Hospital Pcl	80,600	530,177
Delta Electronics Thailand PCL	439,600	881,231
Home Product Center PCL	1,654,500	418,235
Thai Beverage PCL	1,387,200	508,188
Total Thailand		2,806,790

5 | May 31, 2024

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Turkey (2.25%)
Tofas Turk Otomobil Fabrikasi A.S.	61,694	$591,127

TOTAL COMMON STOCKS
(Cost $27,415,957)		26,055,313

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.53%)
Money Market Fund (0.40%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $104,726)	5.26%	104,726	$104,726

Investments Purchased with Collateral from Securities Loaned (2.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $559,883)		559,883	559,883
TOTAL SHORT TERM INVESTMENTS

(Cost $664,609)			664,609

TOTAL INVESTMENTS (101.73%)
(Cost $28,080,566)			$26,719,922
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.73%)			(455,635)
NET ASSETS - 100.00%			$26,264,287

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,649,805.

(b)	Less than 0.005%.

(c)	Non-income producing security.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2024, the market value of those securities was $458,244, representing 1.74% of net assets.

(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $457,657, representing 1.74% of net assets.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Data Center REITs (1.85%)
Equinix, Inc.	288	$219,738

Diversified REITs (11.75%)
Armada Hoffler Properties, Inc.	24,920	282,593
Broadstone Net Lease, Inc.	17,871	274,320
CTO Realty Growth, Inc.	15,509	275,440
Gladstone Commercial Corp.	19,940	286,937
One Liberty Properties, Inc.	11,854	278,213
Total Diversified REITs		1,397,503

Health Care REITs (12.32%)
Global Medical REIT, Inc.	29,768	276,545
Healthcare Realty Trust, Inc.	19,497	316,436
Medical Properties Trust, Inc.	63,299	339,283
Sabra Health Care REIT, Inc.	19,025	277,384
Universal Health Realty Income Trust	6,810	255,920
Total Health Care REITs		1,465,568

Hotel & Resort REITs (10.73%)
Apple Hospitality REIT, Inc.	15,683	226,462
Braemar Hotels & Resorts, Inc.	129,705	361,877
Host Hotels & Resorts, Inc.	12,670	227,300
Park Hotels & Resorts, Inc.	15,413	244,450
Service Properties Trust	40,147	215,991
Total Hotel & Resort REITs		1,276,080

Industrial REITs (10.69%)
Innovative Industrial Properties, Inc.	2,731	294,347
LXP Industrial Trust	28,945	246,032
Plymouth Industrial REIT, Inc.	12,066	251,697
STAG Industrial, Inc.	7,001	245,455
Terreno Realty Corp.	4,120	233,110
Total Industrial REITs		1,270,641

Multi-Family Residential REITs (10.26%)
Apartment Income REIT Corp.	8,228	318,835
BRT Apartments Corp.	16,411	287,193
Elme Communities	19,540	301,111
NexPoint Residential Trust, Inc.	8,540	313,162
Total Multi-Family Residential REITs		1,220,301

Office REITs (11.37%)
Brandywine Realty Trust	58,881	271,441
Easterly Government Properties, Inc.	22,425	265,512
Highwoods Properties, Inc.	10,670	277,100
Office Properties Income Trust(a)	117,082	268,118
SL Green Realty Corp.	5,100	270,147
Total Office REITs		1,352,318
Security Description	Shares	Value
Retail REITs (10.76%)
CBL & Associates Properties, Inc.	11,381	$251,520
Getty Realty Corp.	9,725	268,507
Saul Centers, Inc.	6,858	249,563
Simon Property Group, Inc.	1,749	264,641
The Macerich Co.	16,250	245,700
Total Retail REITs		1,279,931

Self-Storage REITs (2.13%)
National Storage Affiliates Trust	6,936	253,719

Single-Family Residential REITs (2.06%)
UMH Properties, Inc.	16,242	245,579

Specialized REITs (7.38%)
EPR Properties	6,195	254,243
Gaming and Leisure Properties, Inc.	5,717	256,694
Outfront Media, Inc.	16,547	239,104
Uniti Group, Inc.	40,333	127,452
Total Specialized REITs		877,493

Technology REITs (4.18%)
Crown Castle, Inc.	2,339	239,748
Digital Realty Trust, Inc.	1,766	256,670
Total Technology REITs		496,418

Telecom Tower REITs (4.05%)
American Tower Corp.	1,273	249,177
SBA Communications Corp.	1,180	232,082
Total Telecom Tower REITs		481,259

TOTAL COMMON STOCKS
(Cost $13,678,859)		11,836,548

7 | May 31, 2024

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.90%)
Money Market Fund (0.32%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $38,263)	5.26%	38,263	$38,263

Investments Purchased with Collateral from Securities Loaned (0.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $68,675)		68,675	$68,675
TOTAL SHORT TERM INVESTMENTS

(Cost $106,938)			106,938

TOTAL INVESTMENTS (100.43%)
(Cost $13,785,797)			$11,943,486
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.43%)			(51,641)
NET ASSETS - 100.00%			$11,891,845

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $198,394.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2024

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2024 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
ASSETS:
Investments, at value*	$1,150,309,748	$300,836,549	$26,719,922	$11,943,486
Foreign currency, at value (Cost $–, $416,198, $– and $–)	–	416,204	–	–
Foreign tax reclaims	–	859,431	6,271	1,276
Dividends receivable	5,109,016	633,082	111,505	19,270
Receivable for investments sold	–	1,861,705	–	–
Receivable for shares sold	–	1,561,181	–	–
Total Assets	1,155,418,764	306,168,152	26,837,698	11,964,032

LIABILITIES:
Payable for investments purchased	–	3,427,661	–	–
Payable to adviser	350,070	122,574	13,528	3,512
Payable for collateral upon return of securities loaned	–	5,213,355	559,883	68,675
Total Liabilities	350,070	8,763,590	573,411	72,187
NET ASSETS	$1,155,068,694	$297,404,562	$26,264,287	$11,891,845

NET ASSETS CONSIST OF:
Paid-in capital	$1,300,750,725	$320,729,048	$36,862,385	$23,713,932
Total Distributable earnings/(accumulated losses)	(145,682,031)	(23,324,486)	(10,598,098)	(11,822,087)
NET ASSETS	$1,155,068,694	$297,404,562	$26,264,287	$11,891,845

INVESTMENTS, AT COST	$1,076,612,838	$281,560,931	$28,080,566	$13,785,797

PRICING OF SHARES:
Net Assets	$1,155,068,694	$297,404,562	$26,264,287	$11,891,845
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	21,334,141	9,525,000	1,225,000	325,000
Net Asset Value, offering and redemption price per share	$54.14	$31.22	$21.44	$36.59

*	Includes $-, $8,671,859, $1,649,805, and $198,394 respectively of securities on loan.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
INVESTMENT INCOME:
Dividends*	$24,960,340	$7,458,032	$739,296	$409,645
Securities Lending Income	75,433	9,750	2,195	1,335
Total Investment Income	25,035,773	7,467,782	741,491	410,980

EXPENSES:
Investment adviser fees	2,047,145	658,974	82,195	20,822
Total Expenses	2,047,145	658,974	82,195	20,822
NET INVESTMENT INCOME	22,988,628	6,808,808	659,296	390,158

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(44,513,131)	13,704,592	639,198	(665,034)
Net realized loss on foreign currency transactions	–	(89,505)	(4,936)	–
Total net realized gain/(loss)	(44,513,131)	13,615,087	634,262	(665,034)
Net change in unrealized appreciation/(depreciation) on investments	165,136,400	6,529,177	(119,286)	934,401
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	(24,561)	(1,589)	(4)
Total net change in unrealized appreciation/(depreciation)	165,136,400	6,504,616	(120,875)	934,397
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	120,623,269	20,119,703	513,387	269,363
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,611,897	$26,928,511	$1,172,683	$659,521
*Net of foreign tax withholding:	$–	$1,022,917	$132,809	$–

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2024

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$22,988,628	$49,158,065
Net realized gain/(loss)	(44,513,131)	40,887,629
Net change in unrealized appreciation/(depreciation)	165,136,400	(159,451,318)
Net increase/(decrease) in net assets resulting from operations	143,611,897	(69,405,624)

Net Equalization (Debits)	(331,566)	(2,391,020)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(24,785,137)	(51,058,930)
Total distributions	(24,785,137)	(51,058,930)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,114,066	48,739,416
Cost of shares redeemed	(77,250,278)	(135,465,114)
Net income equalization (Note 2)	331,566	2,391,020
Net decrease from share transactions	(58,804,646)	(84,334,678)
Net increase/(decrease) in net assets	59,690,548	(207,190,252)

NET ASSETS:
Beginning of period	1,095,378,146	1,302,568,398
End of period	$1,155,068,694	$1,095,378,146

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	22,484,141	24,309,141
Shares sold	350,000	950,000
Shares redeemed	(1,500,000)	(2,775,000)
Shares outstanding, end of period	21,334,141	22,484,141

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2024

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$6,808,808	$10,480,699
Net realized gain/(loss)	13,615,087	(3,493,809)
Net change in unrealized appreciation/(depreciation)	6,504,616	24,007,949
Net increase in net assets resulting from operations	26,928,511	30,994,839

Net Equalization Credits	486,726	1,593,144

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,991,888)	(10,066,812)
Total distributions	(3,991,888)	(10,066,812)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	38,540,293	60,732,845
Cost of shares redeemed	(738,111)	(14,945,757)
Net income equalization (Note 2)	(486,726)	(1,593,144)
Net increase from share transactions	37,315,456	44,193,944
Net increase in net assets	60,738,805	66,715,115

NET ASSETS:
Beginning of period	236,665,757	169,950,642
End of period	$297,404,562	$236,665,757

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,250,000	6,575,000
Shares sold	1,300,000	2,225,000
Shares redeemed	(25,000)	(550,000)
Shares outstanding, end of period	9,525,000	8,250,000

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2024

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$659,296	$1,931,973
Net realized gain/(loss)	634,262	(1,181,193)
Net change in unrealized appreciation/(depreciation)	(120,875)	561,215
Net increase in net assets resulting from operations	1,172,683	1,311,995

Net Equalization (Debits)	(15,965)	(7,348)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(384,757)	(1,969,818)
Total distributions	(384,757)	(1,969,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	3,780,259
Cost of shares redeemed	(4,767,073)	(1,060,988)
Net income equalization (Note 2)	15,965	7,348
Net increase/(decrease) from share transactions	(4,751,108)	2,726,619
Net increase/(decrease) in net assets	(3,979,147)	2,061,448

NET ASSETS:
Beginning of period	30,243,434	28,181,986
End of period	$26,264,287	$30,243,434

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,450,000	1,325,000
Shares sold	–	175,000
Shares redeemed	(225,000)	(50,000)
Shares outstanding, end of period	1,225,000	1,450,000

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2024

ALPS REIT Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$390,158	$630,900
Net realized loss	(665,034)	(3,144,755)
Net change in unrealized appreciation/(depreciation)	934,397	955,305
Net increase/(decrease) in net assets resulting from operations	659,521	(1,558,550)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(424,028)	(651,314)
From tax return of capital	–	(442,862)
Total distributions	(424,028)	(1,094,176)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	–	(6,444,564)
Net decrease from share transactions	–	(6,444,564)
Net increase/(decrease) in net assets	235,493	(9,097,290)

NET ASSETS:
Beginning of period	11,656,352	20,753,642
End of period	$11,891,845	$11,656,352

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	325,000	500,000
Shares sold	–	–
Shares redeemed	–	(175,000)
Shares outstanding, end of period	325,000	325,000

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2024

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$48.72		$53.58		$50.47	$43.69	$45.78	$44.26

INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (a)	1.05		2.06		2.02	1.75	1.70	1.71
Net realized and unrealized gain/(loss)	5.49		(4.79)		3.11	6.84	(2.14)	1.34
Total from investment operations	6.54		(2.73)		5.13	8.59	(0.44)	3.05

DISTRIBUTIONS:
From net investment income	(1.12)		(2.13)		(2.02)	(1.81)	(1.65)	(1.53)
Total distributions	(1.12)		(2.13)		(2.02)	(1.81)	(1.65)	(1.53)

Net increase/(decrease) in net asset value	5.42		(4.86)		3.11	6.78	(2.09)	1.52
NET ASSET VALUE, END OF PERIOD	$54.14		$48.72		$53.58	$50.47	$43.69	$45.78
TOTAL RETURN(b)	13.54%		(5.07)%		10.42%	19.77%	(0.27)%	7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,155,069		$1,095,378		$1,302,568	$1,134,743	$1,007,514	$1,746,784

Ratio of expenses to average net assets	0.36	%(c)	0.37	%(d)	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.04	%(c)	4.10%		3.84%	3.43%	4.27%	3.97%
Portfolio turnover rate(e)	45%		51%		53%	54%	77%	55%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$(0.02)		$(0.10)		$0.06	$(0.02)	$0.12	$0.06

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective April 1, 2023 the Advisory Fee changed from 0.40% to 0.36%.

(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(f)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2024

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$28.69		$25.85	$26.47	$24.82	$26.88	$25.14

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.76		1.41	1.15	1.09	0.75	1.20
Net realized and unrealized gain/(loss)	2.23		2.80	(0.68)	1.65	(1.66)	1.69
Total from investment operations	2.99		4.21	0.47	2.74	(0.91)	2.89

DISTRIBUTIONS:
From net investment income	(0.46)		(1.37)	(1.07)	(1.08)	(1.11)	(1.15)
Tax return of capital	–		–	(0.02)	(0.01)	(0.04)	–
Total distributions	(0.46)		(1.37)	(1.09)	(1.09)	(1.15)	(1.15)

Net increase/(decrease) in net asset value	2.53		2.84	(0.62)	1.65	(2.06)	1.74
NET ASSET VALUE, END OF PERIOD	$31.22		$28.69	$25.85	$26.47	$24.82	$26.88
TOTAL RETURN(b)	10.52%		16.71%	1.92%	10.93%	(3.08)%	11.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$297,405		$236,666	$169,951	$157,489	$146,431	$221,741

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.17	%(c)	5.12%	4.43%	3.92%	3.22%	4.65%
Portfolio turnover rate(d)	46%		62%	54%	61%	79%	58%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$0.21	$0.03	$(0.25)	$0.00 (f)	$0.04

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)	Less than $0.005.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2024

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$20.86		$21.27	$23.56	$20.96	$20.67	$21.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51		1.39	1.11	1.04	0.56	0.89
Net realized and unrealized gain/(loss)	0.35		(0.39)	(2.41)	2.50	0.42	(0.33)
Total from investment operations	0.86		1.00	(1.30)	3.54	0.98	0.56

DISTRIBUTIONS:
From net investment income	(0.28)		(1.41)	(0.99)	(0.94)	(0.69)	(1.22)
Total distributions	(0.28)		(1.41)	(0.99)	(0.94)	(0.69)	(1.22)

Net increase/(decrease) in net asset value	0.58		(0.41)	(2.29)	2.60	0.29	(0.66)
NET ASSET VALUE, END OF PERIOD	$21.44		$20.86	$21.27	$23.56	$20.96	$20.67
TOTAL RETURN(b)	4.14%		4.88%	(5.20)%	16.81%	5.20%	2.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$26,264		$30,243	$28,182	$24,742	$20,958	$28,941

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	4.81	%(c)	6.54%	5.17%	4.32%	2.92%	4.16%
Portfolio turnover rate(d)	69%		85%	90%	84%	93%	83%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.01)		$(0.01)	$0.06	$0.02	$0.02	$0.01

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

17 | May 31, 2024

ALPS REIT Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)		For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$35.87		$41.51	$49.89	$40.49	$48.42		$44.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	1.20		1.51	1.49	1.21	1.29		1.19
Net realized and unrealized gain/(loss)	0.82		(4.62)	(7.86)	10.25	(7.26)		4.45
Total from investment operations	2.02		(3.11)	(6.37)	11.46	(5.97)		5.64

DISTRIBUTIONS:
From net investment income	(1.30)		(1.46)	(1.51)	(1.36)	(1.57)		(1.40)
Tax return of capital	–		(1.07)	(0.50)	(0.70)	(0.39)		–
Total distributions	(1.30)		(2.53)	(2.01)	(2.06)	(1.96)		(1.40)

Net increase/(decrease) in net asset value	0.72		(5.64)	(8.38)	9.40	(7.93)		4.24
NET ASSET VALUE, END OF PERIOD	$36.59		$35.87	$41.51	$49.89	$40.49		$48.42
TOTAL RETURN(c)	5.60%		(7.16)%	(13.06)%	29.03%	(11.77)%		13.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,892		$11,656	$20,754	$28,689	$26,320		$53,265

Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.38	%(e)	0.55%
Ratio of net investment income to average net assets	6.56	%(d)	4.09%	3.23%	2.60%	3.26%		2.56%
Portfolio turnover rate(f)	53%		89%	85%	78%	148%		10%

(a)	Prior to January 2, 2020, the ALPS REIT Dividend Dogs ETF was known as the Cohen & Steers Global Realty Majors ETF.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Effective January 2, 2020 the Fund's Advisory Fee changed from 0.55% to 0.35%.

(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

18 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS REIT Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Index. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

19 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

20 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2024:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,148,244,577	$–	$–	$1,148,244,577
Short Term Investments	2,065,171	–	–	2,065,171
Total	$1,150,309,748	$–	$–	$1,150,309,748

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$294,950,399	$–	$–	$294,950,399
Short Term Investments	5,886,150	–	–	5,886,150
Total	$300,836,549	$–	$–	$300,836,549

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	26,054,080	–	–	26,054,080
Short Term Investments	664,609	–	–	664,609
Total	$26,718,689	$–	$1,233	$26,719,922

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,836,548	$–	$–	$11,836,548
Short Term Investments	106,938	–	–	106,938
Total	$11,943,486	$–	$–	$11,943,486

*	For a detailed sector/country breakdown, see the accompanying Schedules of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024. The Adviser has determined that the value of Level 3 securities is not material; therefore, a reconciliation of assets of the ALPS Emerging Sector Dividend Dogs ETF for Level 3 investments for which significant unobservable inputs were used to determine fair value is not presented for the six months ended May 31, 2024.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

21 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

H. Foreign Taxes

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the Funds invest. These foreign taxes, if any, are paid by these Funds and are disclosed in each Fund’s Statement of Operations. Foreign taxes accrued as of May 31, 2024, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

I. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the ALPS REIT Dividend Dogs ETF (“RDOG”) will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of RDOG’s investment strategy results in RDOG investing in REIT shares, the percentage of RDOG’s dividend income received from REIT shares will likely exceed the percentage of RDOG’s portfolio that is comprised of REIT shares. Distributions received by RDOG from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from RDOG’s investments in REITs are reported to RDOG after the end of the calendar year; accordingly, RDOG estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to RDOG after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to RDOG’s investments in REITs, RDOG may also make distributions in excess of RDOG’s earnings and capital gains. Distributions, if any, in excess of RDOG’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

22 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Return of Capital
May 31, 2024
ALPS Sector Dividend Dogs ETF	$51,058,930	$–
ALPS International Sector Dividend Dogs ETF	10,066,812	–
ALPS Emerging Sector Dividend Dogs ETF	1,969,818	–
ALPS REIT Dividend Dogs ETF	651,314	442,862

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$–	$168,036,590
ALPS International Sector Dividend Dogs ETF	6,656,571	51,316,726
ALPS Emerging Sector Dividend Dogs ETF	1,215,909	8,786,761
ALPS REIT Dividend Dogs ETF	7,002,786	2,117,277

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$127,941,859	$(59,934,301)	$68,007,558	$1,082,302,190
ALPS International Sector Dividend Dogs ETF	29,202,590	(11,383,338)	17,819,252	283,017,297
ALPS Emerging Sector Dividend Dogs ETF	2,560,065	(4,019,326)	(1,459,261)	28,179,183
ALPS REIT Dividend Dogs ETF	552,293	(2,637,956)	(2,085,663)	14,029,149

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

23 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of and during the six months ended May 31, 2024, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

L. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of a Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS International Sector Dividend Dogs ETF	$8,671,859	$5,213,355	$3,891,779	$9,105,134
ALPS Emerging Sector Dividend Dogs ETF	1,649,805	559,883	1,147,290	1,707,173
ALPS REIT Dividend Dogs ETF	198,394	68,675	135,991	204,666

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

24 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

ALPS International Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,213,355	$–	$–	$–	$5,213,355
Total Borrowings					5,213,355
Gross amount of recognized liabilities for securities lending (collateral received)					$5,213,355

ALPS Emerging Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$559,883	$–	$–	$–	$559,883
Total Borrowings					559,883
Gross amount of recognized liabilities for securities lending (collateral received)					$559,883

ALPS REIT Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$68,675	$–	$–	$–	$68,675
Total Borrowings					68,675
Gross amount of recognized liabilities for securities lending (collateral received)					$68,675

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.36%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS REIT Dividend Dogs ETF	0.35%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

25 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$506,650,650	$509,521,409
ALPS International Sector Dividend Dogs ETF	125,657,940	121,632,996
ALPS Emerging Sector Dividend Dogs ETF	18,587,325	19,815,043
ALPS REIT Dividend Dogs ETF	4,602,569	4,648,286

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$18,108,775	$78,446,424
ALPS International Sector Dividend Dogs ETF	34,703,348	739,172
ALPS Emerging Sector Dividend Dogs ETF	–	3,284,333

For the six months ended May 31, 2024, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/ (Loss)
ALPS Sector Dividend Dogs ETF	$8,953,594
ALPS International Sector Dividend Dogs ETF	107,590
ALPS Emerging Sector Dividend Dogs ETF	380,375

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Funds did not engage in cross trades between other funds in the Trust during the six months ended May 31, 2024 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7.

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

26 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

27 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Sector Dividend Dogs ETF	100.00%	90.11%	0.00%
ALPS International Sector Dividend Dogs ETF	85.49%	0.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	48.41%	0.00%	0.00%
ALPS REIT Dividend Dogs ETF	0.93%	0.00%	91.80%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, and ALPS REIT Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc.SM (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the (i) in the case of SDOG, S-Network Sector Dividend DogsSM, (ii) in the case of IDOG, S-Network International Sector Dividend DogsSM, (iii) in the case of EDOG, S-Network Emerging Sector Dividend Dogs IndexSM, and (iv) in the case of RDOG, S-Network REIT Dividend Dogs IndexSM (each an “Underlying Index”) to track the performance of a market or sector. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

28 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

29 | May 31, 2024

ALPS ETF Trust

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

30 | May 31, 2024

ALPS ETF Trust

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

31 | May 31, 2024

ALPS ETF Trust

Item 10 – Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

32 | May 31, 2024

ALPS ETF Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

33 | May 31, 2024

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS | O'Shares U.S. Quality Dividend ETF (Cboe BZX: OUSA)

ALPS | O'Shares Global Internet Giants ETF (Cboe BZX: OGIG)

ALPS | O'Shares Europe Quality Dividend ETF (Cboe BZX: OEUR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS ETF Trust

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

1 | May 31, 2024

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.88%)
Aerospace & Defense (1.77%)
General Dynamics Corp.	12,649	$3,791,791
Lockheed Martin Corp.	12,878	6,057,039
Northrop Grumman Corp.	7,472	3,368,153
Total Aerospace & Defense		13,216,983

Air Freight & Logistics (0.81%)
Expeditors International of Washington, Inc.	6,704	810,514
United Parcel Service, Inc., Class B	37,563	5,218,627
Total Air Freight & Logistics		6,029,141

Banks (4.52%)
JPMorgan Chase & Co.	166,208	33,678,727

Beverages (2.24%)
Brown-Forman Corp., Class B	10,589	485,612
Coca-Cola Co.	137,007	8,621,850
PepsiCo, Inc.	43,995	7,606,736
Total Beverages		16,714,198

Biotechnology (2.81%)
AbbVie, Inc.	70,414	11,353,553
Amgen, Inc.	21,182	6,478,515
Gilead Sciences, Inc.	48,317	3,105,334
Total Biotechnology		20,937,402

Building Products (0.74%)
Johnson Controls International PLC	28,885	2,077,120
Trane Technologies PLC	10,579	3,464,200
Total Building Products		5,541,320

Capital Markets (3.01%)
BlackRock, Inc.	8,151	6,292,817
Cboe Global Markets, Inc.	5,850	1,011,992
Moody's Corp.	10,383	4,121,947
MSCI, Inc.	4,166	2,062,920
S&P Global, Inc.	17,385	7,432,261
T Rowe Price Group, Inc.	12,752	1,502,568
Total Capital Markets		22,424,505

Commercial Services & Supplies (0.92%)
Cintas Corp.	3,980	2,698,321
Waste Management, Inc.	19,734	4,158,545
Total Commercial Services & Supplies		6,856,866

Communications Equipment (1.78%)
Cisco Systems, Inc.	220,854	10,269,711
Motorola Solutions, Inc.	8,129	2,966,353
Total Communications Equipment		13,236,064

Consumer Staples Distribution & Retail (3.02%)
Costco Wholesale Corp.	13,810	11,184,580
Security Description	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp.	5,770	$789,971
Target Corp.	12,770	1,994,163
Walmart, Inc.	130,179	8,560,571
Total Consumer Staples Distribution & Retail		22,529,285

Diversified Telecommunication Services (4.32%)
Verizon Communications, Inc.	783,227	32,229,791

Electric Utilities (2.05%)
NextEra Energy, Inc.	191,517	15,325,191

Electrical Equipment (0.79%)
Eaton Corp. PLC	17,631	5,868,478

Electronic Equipment, Instruments & Components (0.82%)
Amphenol Corp., Class A	29,324	3,881,618
TE Connectivity, Ltd.	15,113	2,262,416
Total Electronic Equipment, Instruments & Components		6,144,034

Financial Services (7.12%)
Mastercard, Inc., Class A	53,664	23,991,564
Visa, Inc., Class A	106,803	29,099,545
Total Financial Services		53,091,109

Food Products (0.78%)
Archer-Daniels-Midland Co.	15,672	978,560
General Mills, Inc.	16,926	1,163,663
Hershey Co.	4,475	885,289
Mondelez International, Inc., Class A	40,238	2,757,510
Total Food Products		5,785,022

Ground Transportation (1.68%)
CSX Corp.	94,093	3,175,639
Norfolk Southern Corp.	10,179	2,288,239
Union Pacific Corp.	30,364	7,069,346
Total Ground Transportation		12,533,224

Health Care Equipment & Supplies (2.01%)
Abbott Laboratories	67,446	6,892,307
Medtronic PLC	49,612	4,036,928
Stryker Corp.	11,947	4,075,002
Total Health Care Equipment & Supplies		15,004,237

Health Care Providers & Services (3.50%)
Cigna Group	9,730	3,353,153
Elevance Health, Inc.	8,072	4,346,611
UnitedHealth Group, Inc.	37,081	18,368,814
Total Health Care Providers & Services		26,068,578

2 | May 31, 2024

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Hotels, Restaurants & Leisure (2.80%)
McDonald's Corp.	49,177	$12,731,433
Starbucks Corp.	71,825	5,761,802
Yum! Brands, Inc.	17,326	2,381,112
Total Hotels, Restaurants & Leisure		20,874,347

Household Durables (0.20%)
Garmin, Ltd.	9,292	1,522,494

Household Products (2.16%)
Colgate-Palmolive Co.	24,226	2,252,049
Kimberly-Clark Corp.	9,665	1,288,345
Procter & Gamble Co.	76,142	12,528,404
Total Household Products		16,068,798

Industrial Conglomerates (0.91%)
Honeywell International, Inc.	33,389	6,750,922

Insurance (2.11%)
Aon PLC, Class A	11,345	3,195,206
Chubb, Ltd.	22,729	6,155,468
Marsh & McLennan Cos., Inc.	30,773	6,387,859
Total Insurance		15,738,533

IT Services (1.64%)
Accenture PLC, Class A	35,817	10,110,781
Amdocs, Ltd.	5,495	434,105
Cognizant Technology Solutions Corp., Class A	25,101	1,660,431
Total IT Services		12,205,317

Life Sciences Tools & Services (0.99%)
Agilent Technologies, Inc.	9,656	1,259,239
Danaher Corp.	23,874	6,130,843
Total Life Sciences Tools & Services		7,390,082

Machinery (3.30%)
Caterpillar, Inc.	24,196	8,190,829
Cummins, Inc.	6,316	1,779,407
Deere & Co.	12,100	4,534,596
Graco, Inc.	7,410	598,358
IDEX Corp.	3,275	683,296
Illinois Tool Works, Inc.	15,105	3,666,739
Otis Worldwide Corp.	19,543	1,938,666
PACCAR, Inc.	23,795	2,557,963
Snap-on, Inc.	2,370	646,678
Total Machinery		24,596,532

Media (3.79%)
Comcast Corp., Class A	704,870	28,215,946

Multi-Utilities (0.46%)
Public Service Enterprise Group, Inc.	45,020	3,410,715

Pharmaceuticals (8.90%)
Bristol-Myers Squibb Co.	82,496	3,389,761
Security Description	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	33,321	$27,334,549
Johnson & Johnson	96,027	14,084,280
Merck & Co., Inc.	96,308	12,090,506
Pfizer, Inc.	229,588	6,579,992
Zoetis, Inc.	17,012	2,884,555
Total Pharmaceuticals		66,363,643

Professional Services (0.93%)
Automatic Data Processing, Inc.	20,585	5,041,678
Paychex, Inc.	15,723	1,889,276
Total Professional Services		6,930,954

Semiconductors & Semiconductor Equipment (7.34%)
Analog Devices, Inc.	24,414	5,724,839
Broadcom, Inc.	21,495	28,557,183
QUALCOMM, Inc.	53,161	10,847,502
Texas Instruments, Inc.	49,467	9,646,560
Total Semiconductors & Semiconductor Equipment		54,776,084

Software (6.88%)
Microsoft Corp.	100,925	41,896,996
Oracle Corp.	79,947	9,368,989
Total Software		51,265,985

Specialty Retail (5.45%)
Home Depot, Inc.	68,899	23,072,208
Lowe's Cos., Inc.	37,278	8,249,249
TJX Cos., Inc.	72,612	7,486,297
Tractor Supply Co.	6,339	1,808,453
Total Specialty Retail		40,616,207

Technology Hardware, Storage & Peripherals (4.84%)
Apple, Inc.	187,505	36,047,836

Textiles, Apparel & Luxury Goods (0.91%)
NIKE, Inc., Class B	71,211	6,768,606

Tobacco (0.99%)
Altria Group, Inc.	54,717	2,530,661
Philip Morris International, Inc.	47,731	4,838,969
Total Tobacco		7,369,630

Trading Companies & Distributors (0.59%)
Fastenal Co.	27,839	1,836,817
Watsco, Inc.	1,460	693,354
WW Grainger, Inc.	2,035	1,875,171
Total Trading Companies & Distributors		4,405,342

TOTAL COMMON STOCKS
(Cost $601,243,236)		744,532,128

3 | May 31, 2024

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	288,510	$288,510

TOTAL SHORT TERM INVESTMENTS

(Cost $288,510)			288,510

TOTAL INVESTMENTS (99.92%)
(Cost $601,531,746)			$744,820,638
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			600,508
NET ASSETS - 100.00%			$745,421,146

See Notes to the Financial Statements and Financial Highlights.

4 | May 31, 2024

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Automobile Components (3.11%)
BorgWarner, Inc.	267,083	$9,524,180
Gentex Corp.	274,826	9,618,910
Total Automobile Components		19,143,090

Building Products (6.98%)
A O Smith Corp.	126,526	10,582,635
AAON, Inc.	64,428	4,835,321
Owens Corning	74,157	13,427,608
Simpson Manufacturing Co., Inc.	42,062	6,978,927
UFP Industries, Inc.	59,384	7,095,200
Total Building Products		42,919,691

Capital Markets (11.01%)
Artisan Partners Asset Management, Inc., Class A	87,211	3,839,900
Cohen & Steers, Inc.	33,369	2,345,507
Diamond Hill Investment Group, Inc.	3,586	538,043
Evercore, Inc., Class A	46,180	9,371,769
Federated Hermes, Inc.	108,090	3,585,345
Hamilton Lane, Inc., Class A	43,553	5,465,466
Houlihan Lokey, Inc.	70,590	9,554,357
MarketAxess Holdings, Inc.	46,712	9,292,418
SEI Investments Co.	149,445	10,118,921
Tradeweb Markets, Inc.	124,098	13,527,924
Total Capital Markets		67,639,650

Commercial Services & Supplies (0.58%)
Brady Corp., Class A	44,759	3,055,697
Ennis, Inc.	24,238	509,725
Total Commercial Services & Supplies		3,565,422

Communications Equipment (2.15%)
Juniper Networks, Inc.	370,472	13,214,736

Consumer Finance (0.95%)
FirstCash Holdings, Inc.	49,740	5,865,341

Consumer Staples Distribution & Retail (1.74%)
Casey's General Stores, Inc.	29,894	9,918,231
Weis Markets, Inc.	12,342	809,018
Total Consumer Staples Distribution & Retail		10,727,249

Diversified Consumer Services (1.37%)
H&R Block, Inc.	169,633	8,420,582

Diversified Telecommunication Services (0.61%)
Cogent Communications Holdings, Inc.	63,226	3,744,244
Security Description	Shares	Value
Electric Utilities (1.39%)
ALLETE, Inc.	13,507	$852,967
IDACORP, Inc.	12,174	1,162,252
MGE Energy, Inc.	8,494	680,624
OGE Energy Corp.	48,302	1,753,363
Otter Tail Corp.	9,742	881,359
Pinnacle West Capital Corp.	27,302	2,153,036
Portland General Electric Co.	24,065	1,072,336
Total Electric Utilities		8,555,937

Electronic Equipment, Instruments & Components (5.11%)
Avnet, Inc.	148,046	8,083,312
Badger Meter, Inc.	44,728	8,630,715
Littelfuse, Inc.	39,129	10,040,502
Vishay Intertechnology, Inc.	199,061	4,703,811
Total Electronic Equipment, Instruments & Components		31,458,340

Financial Services (4.69%)
Essent Group, Ltd.	137,361	7,788,369
MGIC Investment Corp.	375,588	7,887,349
Radian Group, Inc.	211,035	6,592,733
Western Union Co.	515,693	6,600,870
Total Financial Services		28,869,321

Food Products (2.71%)
Cal-Maine Foods, Inc.	33,339	2,056,016
Flowers Foods, Inc.	158,915	3,690,006
Ingredion, Inc.	52,073	6,122,743
J & J Snack Foods Corp.	11,650	1,895,572
Lancaster Colony Corp.	15,441	2,864,306
Total Food Products		16,628,643

Gas Utilities (0.74%)
Chesapeake Utilities Corp.	4,002	448,264
National Fuel Gas Co.	21,423	1,224,538
New Jersey Resources Corp.	23,266	1,011,140
Northwest Natural Holding Co.	8,202	306,919
ONE Gas, Inc.	12,946	797,862
Spire, Inc.	12,188	747,003
Total Gas Utilities		4,535,726

Ground Transportation (1.28%)
Landstar System, Inc.	36,507	6,645,369
Schneider National, Inc., Class B	54,715	1,229,993
Total Ground Transportation		7,875,362

Health Care Equipment & Supplies (1.75%)
Teleflex, Inc.	51,366	10,739,090

Health Care Providers & Services (6.42%)
Chemed Corp.	21,178	11,740,448
Encompass Health Corp.	151,926	13,124,887
Patterson Cos., Inc.	282,303	6,941,831

5 | May 31, 2024

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	405,922	$7,680,044
Total Health Care Providers & Services		39,487,210

Hotels, Restaurants & Leisure (3.85%)
Choice Hotels International, Inc.	34,019	3,850,611
Texas Roadhouse, Inc.	77,010	13,297,316
Wyndham Hotels & Resorts, Inc.	92,000	6,509,920
Total Hotels, Restaurants & Leisure		23,657,847

Household Durables (0.28%)
La-Z-Boy, Inc.	46,514	1,745,205

Household Products (0.58%)
Reynolds Consumer Products, Inc.	42,213	1,200,538
WD-40 Co.	10,522	2,364,188
Total Household Products		3,564,726

Independent Power and Renewable Electricity Producers (1.38%)
Vistra Corp.	85,617	8,482,932

Insurance (5.33%)
AMERISAFE, Inc.	24,622	1,079,182
Employers Holdings, Inc.	33,175	1,399,322
Old Republic International Corp.	363,250	11,544,084
Primerica, Inc.	47,627	10,758,463
RLI Corp.	54,918	8,016,930
Total Insurance		32,797,981

Leisure Products (2.32%)
Acushnet Holdings Corp.	32,827	2,163,299
Brunswick Corp.	74,916	6,182,818
Polaris, Inc.	60,443	5,053,035
Sturm Ruger & Co., Inc.	19,164	851,648
Total Leisure Products		14,250,800

Machinery (8.51%)
Donaldson Co., Inc.	124,437	9,168,518
ITT, Inc.	83,649	11,115,279
Lincoln Electric Holdings, Inc.	58,135	11,415,389
Mueller Industries, Inc.	112,126	6,605,343
Toro Co.	107,262	8,601,340
Watts Water Technologies, Inc., Class A	27,267	5,429,678
Total Machinery		52,335,547

Media (2.56%)
New York Times Co., Class A	225,133	11,526,809
TEGNA, Inc.	283,311	4,224,167
Total Media		15,750,976
Security Description	Shares	Value
Multi-Utilities (0.84%)
Avista Corp.	17,560	$649,369
Black Hills Corp.	15,713	886,999
NiSource, Inc.	100,166	2,910,824
Northwestern Energy Group, Inc.	14,022	728,583
Total Multi-Utilities		5,175,775

Pharmaceuticals (1.89%)
Organon & Co.	545,346	11,632,230

Professional Services (2.10%)
Exponent, Inc.	50,907	4,842,274
Kforce, Inc.	18,208	1,125,436
Robert Half, Inc.	107,731	6,919,562
Total Professional Services		12,887,272

Semiconductors & Semiconductor Equipment (1.08%)
Power Integrations, Inc.	87,116	6,621,687

Software (1.99%)
Dolby Laboratories, Inc., Class A	95,835	7,763,593
InterDigital, Inc.(a)	39,331	4,478,621
Total Software		12,242,214

Specialty Retail (7.37%)
Dick's Sporting Goods, Inc.	64,855	14,763,592
Murphy USA, Inc.	21,746	9,541,058
Williams-Sonoma, Inc.	71,715	21,028,272
Total Specialty Retail		45,332,922

Textiles, Apparel & Luxury Goods (4.66%)
Carter's, Inc.	41,478	2,837,095
Columbia Sportswear Co.	39,500	3,381,990
Ralph Lauren Corp.	43,732	8,172,636
Steven Madden, Ltd.	79,297	3,524,752
Tapestry, Inc.	246,581	10,723,808
Total Textiles, Apparel & Luxury Goods		28,640,281

Tobacco (0.14%)
Universal Corp.	18,168	871,337

Trading Companies & Distributors (1.84%)
Applied Industrial Technologies, Inc.	37,732	7,282,276
MSC Industrial Direct Co., Inc., Class A	47,260	4,059,634
Total Trading Companies & Distributors		11,341,910

Water Utilities (0.50%)
American States Water Co.	8,684	639,056

6 | May 31, 2024

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	63,796	$2,407,023
Total Water Utilities		3,046,079

TOTAL COMMON STOCKS
(Cost $532,756,123)		613,767,355

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.21%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $605,280)	5.26%	605,280	$605,280

Investments Purchased with Collateral from Securities Loaned (0.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $672,684)		672,684	672,684
TOTAL SHORT TERM INVESTMENTS

(Cost $1,277,964)			1,277,964

TOTAL INVESTMENTS (100.02%)
(Cost $534,034,087)			$615,045,319
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)			(142,872)
NET ASSETS - 100.00%			$614,902,447

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $660,332.

See Notes to the Financial Statements and Financial Highlights.

7 | May 31, 2024

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Broadline Retail (13.72%)
Alibaba Group Holding, Ltd., Sponsored ADR	10,479	$820,925
Allegro.eu SA(a)(b)(c)	191,814	1,839,286
Amazon.com, Inc.(a)	43,870	7,740,422
JD.com, Inc., ADR	17,262	511,300
MercadoLibre, Inc.(a)	1,407	2,427,891
PDD Holdings, Inc., ADR(a)	28,191	4,222,448
Total Broadline Retail		17,562,272

Diversified Consumer Services (1.26%)
Duolingo, Inc.(a)	8,399	1,607,569

Entertainment (6.34%)
NetEase, Inc., ADR	9,015	802,605
Netflix, Inc.(a)	3,513	2,254,012
ROBLOX Corp., Class A(a)	45,168	1,518,548
Spotify Technology SA(a)	4,866	1,444,131
Take-Two Interactive Software, Inc.(a)	13,011	2,086,444
Total Entertainment		8,105,740

Ground Transportation (3.28%)
Full Truck Alliance Co., Ltd., ADR	278,381	2,460,888
Uber Technologies, Inc.(a)	26,996	1,742,862
Total Ground Transportation		4,203,750

Health Care Technology (0.72%)
Veeva Systems, Inc., Class A(a)	5,303	924,048

Hotels, Restaurants & Leisure (6.24%)
Airbnb, Inc., Class A(a)	7,018	1,017,119
Amadeus IT Group SA(d)	11,118	788,232
Booking Holdings, Inc.	225	849,679
DoorDash, Inc., Class A(a)	10,450	1,150,650
Meituan, Class B(a)(b)(c)	186,717	2,509,328
Trip.com Group, Ltd., ADR	32,441	1,671,036
Total Hotels, Restaurants & Leisure		7,986,044

Interactive Media & Services (19.10%)
Alphabet, Inc., Class A	49,902	8,608,096
Baidu, Inc., Sponsored ADR(a)	5,198	505,246
CAR Group, Ltd.(d)	69,802	1,620,386
Kuaishou Technology(a)(b)(c)	208,500	1,478,355
LY Corp.	224,800	533,036
Meta Platforms, Inc., Class A	15,523	7,246,602
Pinterest, Inc., Class A(a)	36,578	1,517,621
Snap, Inc., Class A(a)	84,519	1,269,475
Tencent Holdings, Ltd.	36,117	1,661,666
Total Interactive Media & Services		24,440,483

IT Services (5.10%)
Cloudflare, Inc., Class A(a)	19,295	1,306,079
MongoDB, Inc.(a)	4,608	1,087,764
Okta, Inc.(a)	8,478	751,829
Security Description	Shares	Value
IT Services (continued)
Shopify, Inc., Class A(a)	28,578	$1,690,388
Snowflake, Inc., Class A(a)	12,409	1,689,858
Total IT Services		6,525,918

Media (1.58%)
Trade Desk, Inc., Class A(a)	21,742	2,017,223

Professional Services (0.74%)
Paychex, Inc.	3,917	470,667
Wolters Kluwer NV	2,992	474,145
Total Professional Services		944,812

Real Estate Management & Development (1.35%)
CoStar Group, Inc.(a)	13,798	1,078,589
Zillow Group, Inc.(a)	15,790	646,601
Total Real Estate Management & Development		1,725,190

Software (40.34%)
Adobe, Inc.(a)	3,503	1,557,994
AppLovin Corp., Class A(a)	20,524	1,672,296
Atlassian Corp., Class A(a)	8,824	1,384,133
Confluent, Inc., Class A(a)	49,445	1,284,087
Crowdstrike Holdings, Inc., Class A(a)	7,393	2,318,961
CyberArk Software, Ltd.(a)	6,025	1,381,231
Datadog, Inc., Class A(a)	14,534	1,601,356
Dynatrace, Inc.(a)	28,497	1,303,168
Elastic NV(a)	13,372	1,391,357
Fortinet, Inc.(a)	11,890	705,315
Gitlab, Inc., Class A(a)	30,182	1,424,289
HubSpot, Inc.(a)	2,358	1,440,856
Intuit, Inc.	2,245	1,294,108
Microsoft Corp.	19,437	8,068,881
Monday.com, Ltd.(a)	7,627	1,723,016
Nice, Ltd., ADR(d)	3,563	654,060
Nutanix, Inc.(a)	22,020	1,218,036
Open Text Corp.	30,888	903,785
Oracle Corp.	12,408	1,454,094
Palantir Technologies, Inc., Class A(a)	68,692	1,489,243
Palo Alto Networks, Inc.(a)	5,164	1,522,915
PTC, Inc.(a)	3,949	695,972
Salesforce, Inc.	5,917	1,387,181
Samsara, Inc., Class A(a)	54,042	1,833,645
SAP SE	6,479	1,166,701
SentinelOne, Inc., Class A(a)	64,919	1,092,587
ServiceNow, Inc.(a)	3,491	2,293,342
UiPath, Inc., Class A(a)	64,938	796,140
WiseTech Global, Ltd.(d)	29,232	1,880,182
Workday, Inc., Class A(a)	5,883	1,243,960
Xero, Ltd.(a)	19,230	1,727,280

8 | May 31, 2024

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Software (continued)
Zscaler, Inc.(a)	9,997	$1,699,090
Total Software		51,609,261

TOTAL COMMON STOCKS
(Cost $114,025,674)		127,652,310

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.06%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $298,557)	5.26%	298,557	$298,557

Investments Purchased with Collateral from Securities Loaned (0.82%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $1,054,413)		1,054,413	1,054,413
TOTAL SHORT TERM INVESTMENTS

(Cost $1,352,970)			1,352,970

TOTAL INVESTMENTS (100.82%)
(Cost $115,378,644)			$129,005,280
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.82%)			(1,054,471)
NET ASSETS - 100.00%			$127,950,809

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,826,969, representing 4.55% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2024, the market value of those securities was $5,826,969, representing 4.55% of net assets.

(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,443,195.

See Notes to the Financial Statements and Financial Highlights.

9 | May 31, 2024

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.92%)
Aerospace & Defense (1.70%)
BAE Systems PLC	38,624	$685,091

Air Freight & Logistics (1.30%)
DHL Group	12,518	525,103

Automobile Components (0.87%)
Cie Generale des Etablissements Michelin SCA	8,695	350,491

Automobiles (3.44%)
Bayerische Motoren Werke AG	3,610	364,988
Stellantis NV(a)	46,517	1,019,556
Total Automobiles		1,384,544

Banks (2.50%)
HSBC Holdings PLC	114,800	1,007,752

Beverages (2.34%)
Carlsberg AS	690	93,247
Diageo PLC	18,320	614,067
Pernod Ricard SA	1,565	232,554
Total Beverages		939,868

Building Products (0.60%)
Geberit AG	398	242,765

Capital Markets (1.98%)
3i Group PLC	12,507	456,275
Partners Group Holding AG	257	343,483
Total Capital Markets		799,758

Construction & Engineering (1.90%)
Vinci SA	6,151	763,853

Consumer Staples Distribution & Retail (0.58%)
Koninklijke Ahold Delhaize NV	7,580	234,731

Diversified Telecommunication Services (3.01%)
Deutsche Telekom AG	43,038	1,040,903
Swisscom AG	309	170,603
Total Diversified Telecommunication Services		1,211,506

Electric Utilities (2.65%)
Iberdrola SA(a)	81,502	1,070,044

Electrical Equipment (7.40%)
ABB, Ltd.	20,247	1,108,441
Legrand SA	3,323	357,316
Schneider Electric SE	6,122	1,510,871
Total Electrical Equipment		2,976,628
Security Description	Shares	Value
Financial Services (2.41%)
Industrivarden AB, Class C	3,701	$129,451
Investor AB	31,184	842,719
Total Financial Services		972,170

Food Products (3.91%)
Nestle SA	14,843	1,571,892

Household Products (0.82%)
Reckitt Benckiser Group PLC	5,812	329,711

Industrial Conglomerates (3.47%)
Siemens AG	7,304	1,396,891

Insurance (5.42%)
Allianz SE	4,420	1,286,741
Zurich Insurance Group AG	1,706	895,586
Total Insurance		2,182,327

Machinery (5.05%)
Atlas Copco AB	50,004	954,091
Kone Oyj, Class B	10,025	508,962
Volvo AB	21,206	568,236
Total Machinery		2,031,289

Marine Transportation (0.44%)
Kuehne + Nagel International AG	627	177,535

Multi-Utilities (1.76%)
National Grid PLC	62,892	707,152

Personal Care Products (5.22%)
L'Oreal SA	1,942	952,647
Unilever PLC	21,017	1,145,948
Total Personal Care Products		2,098,595

Pharmaceuticals (16.32%)
GSK PLC	36,746	827,134
Novartis AG	14,219	1,468,150
Novo Nordisk A/S, Class B	14,840	2,001,822
Roche Holding AG	4,952	1,267,703
Sanofi SA	10,347	1,007,733
Total Pharmaceuticals		6,572,542

Professional Services (5.53%)
Experian PLC	14,344	659,278
RELX PLC	24,799	1,079,454
Wolters Kluwer NV	3,073	486,981
Total Professional Services		2,225,713

Semiconductors & Semiconductor Equipment (4.52%)
ASML Holding NV	1,925	1,818,853

10 | May 31, 2024

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Software (3.91%)
SAP SE	8,754	$1,576,370

Specialty Retail (1.71%)
Industria de Diseno Textil SA(a)	14,545	687,464

Textiles, Apparel & Luxury Goods (6.30%)
Hermes International SCA	327	772,067
Kering SA	875	301,154
LVMH Moet Hennessy Louis Vuitton SE	1,841	1,468,013
Total Textiles, Apparel & Luxury Goods		2,541,234

Tobacco (1.22%)
British American Tobacco PLC	15,963	491,229

Wireless Telecommunication Services (0.64%)
Vodafone Group PLC	268,611	258,829

TOTAL COMMON STOCKS
(Cost $34,550,516)		39,831,930

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.96%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $30,311)	5.26%	30,311	$30,311

Investments Purchased with Collateral from Securities Loaned (1.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $759,214)		759,214	759,214
TOTAL SHORT TERM INVESTMENTS

(Cost $789,525)			789,525

TOTAL INVESTMENTS (100.88%)
(Cost $35,340,041)			$40,621,455
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.88%)			(356,358)
NET ASSETS - 100.00%			$40,265,097

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $710,581.

See Notes to the Financial Statements and Financial Highlights.

11 | May 31, 2024

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2024 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
ASSETS:
Investments, at value(a)	$744,820,638	$615,045,319	$129,005,280	$40,621,455
Foreign Currency, at value (Cost $–, $–, $16,487 and $399)	–	–	16,487	399
Dividends and foreign tax reclaims receivable	901,709	771,480	40,252	418,585
Receivable for investments sold	–	–	–	113
Receivable for shares sold	–	3,131,080	–	–
Total Assets	745,722,347	618,947,879	129,062,019	41,040,552

LIABILITIES:
Payable to adviser	301,201	243,468	56,788	16,241
Payable for investments purchased	–	3,129,280	9	–
Payable for collateral upon return of securities loaned	–	672,684	1,054,413	759,214
Total Liabilities	301,201	4,045,432	1,111,210	775,455
NET ASSETS	$745,421,146	$614,902,447	$127,950,809	$40,265,097

NET ASSETS CONSIST OF:
Paid-in capital	$654,977,736	$543,565,900	$308,341,658	$44,790,503
Total distributable earnings/(accumulated losses)	90,443,410	71,336,547	(180,390,849)	(4,525,406)
NET ASSETS	$745,421,146	$614,902,447	$127,950,809	$40,265,097

INVESTMENTS, AT COST	$601,531,746	$534,034,087	$115,378,644	$35,340,041

PRICING OF SHARES
Net Assets	$745,421,146	$614,902,447	$127,950,809	$40,265,097
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	15,300,000	14,729,000	3,450,000	1,325,000
Net Asset Value, offering and redemption price per share	$48.72	$41.75	$37.09	$30.39

(a)	Includes $-, $660,332, $4,443,195 and $710,581 of securities on loan.

See Notes to the Financial Statements and Financial Highlights.

12 | May 31, 2024

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
INVESTMENT INCOME:
Dividends*	$7,745,147	$4,995,900	$218,712	$861,935
Securities Lending Income	5,030	408	1,619	92
Total Investment Income	7,750,177	4,996,308	220,331	862,027

EXPENSES:
Investment adviser fees	1,731,417	1,233,923	343,196	89,579
Total Expenses	1,731,417	1,233,923	343,196	89,579
NET INVESTMENT INCOME/(LOSS)	6,018,760	3,762,385	(122,865)	772,448

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain/(loss) on investments(a)	5,568,811	2,255,472	(2,962,820)	696,364
Net realized gain/(loss) on foreign currency transactions	–	–	(5,084)	610
Total net realized gain/(loss)	5,568,811	2,255,472	(2,967,904)	696,974
Net change in unrealized appreciation on investments	59,561,136	63,782,232	14,105,741	3,356,919
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	(311)	(4,495)
Total net change in unrealized appreciation	59,561,136	63,782,232	14,105,430	3,352,424
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	65,129,947	66,037,704	11,137,526	4,049,398
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,148,707	$69,800,089	$11,014,661	$4,821,846
*Net of foreign tax withholding.	$–	$–	$13,585	$111,284

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to the Financial Statements and Financial Highlights.

13 | May 31, 2024

ALPS | O’Shares U.S. Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$6,018,760	$12,795,006
Net realized gain	5,568,811	23,476,172
Net change in unrealized appreciation/depreciation	59,561,136	(8,472,160)
Net increase in net assets resulting from operations	71,148,707	27,799,018

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,154,106)	(13,050,503)
Total distributions	(6,154,106)	(13,050,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	40,917,805	3,278,989
Cost of shares redeemed	(16,704,354)	(109,935,912)
Net increase/(decrease) from capital share transactions	24,213,451	(106,656,923)
Net increase/(decrease) in net assets	89,208,052	(91,908,408)

NET ASSETS:
Beginning of period	656,213,094	748,121,502
End of period	$745,421,146	$656,213,094

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	14,775,000	17,300,000
Shares sold	875,000	75,000
Shares redeemed	(350,000)	(2,600,000)
Shares outstanding, end of period	15,300,000	14,775,000

See Notes to the Financial Statements and Financial Highlights.

14 | May 31, 2024

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$3,762,385	$5,483,755
Net realized gain	2,255,472	9,694,745
Net change in unrealized appreciation/depreciation	63,782,232	(1,765,903)
Net increase in net assets resulting from operations	69,800,089	13,412,597

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,583,983)	(5,299,690)
Total distributions	(3,583,983)	(5,299,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	161,743,715	240,930,245
Cost of shares redeemed	(4,937,131)	(39,107,309)
Net increase from capital share transactions	156,806,584	201,822,936
Net increase in net assets	223,022,690	209,935,843

NET ASSETS:
Beginning of period	391,879,757	181,943,914
End of period	$614,902,447	$391,879,757

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	10,804,000	5,154,000
Shares sold	4,050,000	6,750,000
Shares redeemed	(125,000)	(1,100,000)
Shares outstanding, end of period	14,729,000	10,804,000

See Notes to the Financial Statements and Financial Highlights.

15 | May 31, 2024

ALPS | O’Shares Global Internet Giants ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment loss	$(122,865)	$(407,384)
Net realized loss	(2,967,904)	(47,732,850)
Net change in unrealized appreciation/depreciation	14,105,430	91,319,441
Net increase in net assets resulting from operations	11,014,661	43,179,207

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	11,586,699	811,157
Cost of shares redeemed	(30,960,840)	(60,193,182)
Net decrease from capital share transactions	(19,374,141)	(59,382,025)
Net decrease in net assets	(8,359,480)	(16,202,818)

NET ASSETS:
Beginning of period	136,310,289	152,513,107
End of period	$127,950,809	$136,310,289

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,950,000	6,075,000
Shares sold	325,000	25,000
Shares redeemed	(825,000)	(2,150,000)
Shares outstanding, end of period	3,450,000	3,950,000

See Notes to the Financial Statements and Financial Highlights.

16 | May 31, 2024

ALPS | O’Shares Europe Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$772,448	$1,035,243
Net realized gain/(loss)	696,974	(205,170)
Net change in unrealized appreciation/depreciation	3,352,424	4,438,644
Net increase in net assets resulting from operations	4,821,846	5,268,717

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,057,154)	(795,232)
Total distributions	(1,057,154)	(795,232)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,233,921	3,889,048
Cost of shares redeemed	(2,149,353)	(7,610,784)
Net increase/(decrease) from capital share transactions	84,568	(3,721,736)
Net increase in net assets	3,849,260	751,749

NET ASSETS:
Beginning of period	36,415,837	35,664,088
End of period	$40,265,097	$36,415,837

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,325,000	1,475,000
Shares sold	75,000	150,000
Shares redeemed	(75,000)	(300,000)
Shares outstanding, end of period	1,325,000	1,325,000

See Notes to the Financial Statements and Financial Highlights.

17 | May 31, 2024

ALPS | O’Shares U.S. Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020		For the Year Ended June 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$44.41		$43.24	$40.29		$42.00	$33.16	$34.13		$30.69

INCOME FROM OPERATIONS:
Net investment income(b)	0.40		0.81	0.36		0.77	0.69 (c)	0.93		0.89 (c)
Net realized and unrealized gain/(loss)	4.31		1.19	2.95		(1.72)	8.81	(0.96)		3.44
Total from investment operations	4.71		2.00	3.31		(0.95)	9.50	(0.03)		4.33

DISTRIBUTIONS:
From net investment income	(0.40)		(0.83)	(0.36)		(0.76)	(0.66)	(0.94)		(0.89)
Total distributions	(0.40)		(0.83)	(0.36)		(0.76)	(0.66)	(0.94)		(0.89)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.31		1.17	2.95		(1.71)	8.84	(0.97)		3.44
NET ASSET VALUE, END OF PERIOD	$48.72		$44.41	$43.24		$40.29	$42.00	$33.16		$34.13
TOTAL RETURN(d)	10.64%		4.74%	8.27%		(2.38)%	28.84%	(0.12)%		14.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$745,421		$656,213	$748,122		$737,229	$688,720	$479,121		$496,574

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48	%(e)	0.48%	0.48%	0.48%		0.48%
Ratio of net investment income to average net assets	1.67	%(e)	1.90%	2.11	%(e)	1.78%	1.81%	2.71%		2.76%
Portfolio turnover rate(f)	0%		34%	25%		15%	26%	64	%(g)	15%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

(b)	Based on average shares outstanding during the period.

(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.67 during the year ended June 30, 2021 and $0.88 during the year ended June 30, 2019.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(g)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

18 | May 31, 2024

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$36.27		$35.30	$31.67		$35.08	$24.99		$27.45		$27.07

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.29		0.73	0.31		0.59	0.64	(c)	0.64	(c)	0.58	(c)
Net realized and unrealized gain/(loss)	5.47		0.94	3.59		(3.38)	9.98		(2.48)		0.38	(d)
Total from investment operations	5.76		1.67	3.90		(2.79)	10.62		(1.84)		0.96

DISTRIBUTIONS:
From net investment income	(0.28)		(0.70)	(0.27)		(0.62)	(0.53)		(0.57)		(0.58)
From tax return of capital	–		–	–		–	–		(0.05)		–
Total distributions	(0.28)		(0.70)	(0.27)		(0.62)	(0.53)		(0.62)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.48		0.97	3.63		(3.41)	10.09		(2.46)		0.38
NET ASSET VALUE, END OF PERIOD	$41.75		$36.27	$35.30		$31.67	$35.08		$24.99		$27.45
TOTAL RETURN(e)	15.91%		4.82%	12.39%		(8.12)%	42.79%		(6.82)%		3.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$614,902		$391,880	$181,944		$155,318	$149,215		$93,812		$97,570

Ratio of expenses to average net assets	0.48	%(f)	0.48%	0.48	%(f)	0.48%	0.48%		0.48%		0.48%
Ratio of net investment income to average net assets	1.46	%(f)	2.05%	2.28	%(f)	1.69%	2.08	%(g)	2.38	%(g)	2.16	%(g)
Portfolio turnover rate(h)	1%		64%	34%		34%	60%		101	%(i)	52%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

(b)	Based on average shares outstanding during the period.

(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.57 during the year ended June 30, 2021, $0.62 during the year ended June 30, 2020 and $0.54 during the year ended June 30, 2019.

(d)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 1.84% during the year ended June 30, 2021, 2.30% during the year ended June 30, 2020 and 2.03% during the year ended June 30, 2019.

(h)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(i)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

19 | May 31, 2024

ALPS | O’Shares Global Internet Giants ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$34.51		$25.11	$27.08		$57.04	$37.85	$25.04	$24.06

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.03)		(0.09)	(0.04)		(0.15)	(0.21)	(0.10)	(0.06	)(c)
Net realized and unrealized gain/(loss)	2.61		9.49	(1.93)		(29.81)	19.40	12.91	1.04
Total from investment operations	2.58		9.40	(1.97)		(29.96)	19.19	12.81	0.98

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.58		9.40	(1.97)		(29.96)	19.19	12.81	0.98
NET ASSET VALUE, END OF PERIOD	$37.09		$34.51	$25.11		$27.08	$57.04	$37.85	$25.04
TOTAL RETURN(d)	7.48%		37.44%	(7.27)%		(52.52)%	50.70%	51.16%	4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$127,951		$136,310	$152,513		$209,867	$718,766	$272,512	$48,834

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48	%(e)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment loss to average net assets	(0.17	)%(e)	(0.29)%	(0.37	)%(e)	(0.32)%	(0.40)%	(0.34)%	(0.28	)%(f)
Portfolio turnover rate(g)	24%		51%	22%		51%	48%	38%	55%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

(b)	Based on average shares outstanding during the period.

(c)	The net investment loss per share excluding the impact of large, non-recurring dividends (special dividends) was $(0.07) during the year ended June 30, 2019.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	The ratio of net investment loss, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was (0.31)% during the year ended June 30, 2019.

(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to the Financial Statements and Financial Highlights.

20 | May 31, 2024

ALPS | O’Shares Europe Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020		For the Year Ended June 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$27.48		$24.18	$22.62		$28.00	$22.28	$24.28		$23.94

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.60		0.71	0.03		0.58	0.55 (c)	0.64	(c)	0.76 (c)
Net realized and unrealized gain/(loss)	3.15		3.13	1.71		(5.33)	5.97	(1.95)		0.44
Total from investment operations	3.75		3.84	1.74		(4.75)	6.52	(1.31)		1.20

DISTRIBUTIONS:
From net investment income	(0.84)		(0.54)	(0.18)		(0.63)	(0.80)	(0.69)		(0.86)
Total distributions	(0.84)		(0.54)	(0.18)		(0.63)	(0.80)	(0.69)		(0.86)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.91		3.30	1.56		(5.38)	5.72	(2.00)		0.34
NET ASSET VALUE, END OF PERIOD	$30.39		$27.48	$24.18		$22.62	$28.00	$22.28		$24.28
TOTAL RETURN(d)	13.86%		15.99%	7.78%		(17.29)%	29.72%	(5.44)%		5.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$40,265		$36,416	$35,664		$40,716	$26,597	$17,821		$25,498

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48	%(e)	0.48%	0.48%	0.48%		0.48%
Ratio of net investment income to average net assets	4.14	%(e)	2.68%	0.29	%(e)	2.20%	2.18%	2.72%		3.23%
Portfolio turnover rate(f)	4%		40%	38%		22%	42%	72	%(g)	35%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

(b)	Based on average shares outstanding during the period.

(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.54 during the year ended June 30, 2021, $0.63 during the year ended June 30, 2020 and $0.74 during the year ended June 30, 2019.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(g)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

21 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS | O’Shares U.S. Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index. The investment objective of the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index. The investment objective of the ALPS | O’Shares Global Internet Giants ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index. The investment objective of the ALPS | O’Shares Europe Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index.

ALPS | O’Shares Global Internet Giants ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF and ALPS | O’Shares Europe Quality Dividend ETF have each elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

22 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

23 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2024:

ALPS | O'Shares U.S. Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$744,532,128	$–	$–	$744,532,128
Short Term Investments	288,510	–	–	288,510
Total	$744,820,638	$–	$–	$744,820,638

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$613,767,355	$–	$–	$613,767,355
Short Term Investments	1,277,964	$–	–	1,277,964
Total	$615,045,319	$–	$–	$615,045,319

ALPS | O'Shares Global Internet Giants ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$127,652,310	$–	$–	$127,652,310
Short Term Investments	1,352,970	–	–	1,352,970
Total	$129,005,280	$–	$–	$129,005,280

ALPS | O'Shares Europe Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$39,831,930	$–	$–	$39,831,930
Short Term Investments	789,525	$–	–	789,525
Total	$40,621,455	$–	$–	$40,621,455

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2024.

C. Foreign Investment Risk

The ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

24 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

F. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly, except for ALPS | O’Shares Europe Quality Dividend ETF, which declares and pays dividends from net investment income quarterly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid for the fiscal year ended November 30, 2023, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
ALPS | O'Shares U.S. Quality Dividend ETF	$13,050,503	$–	$–
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	5,299,690	–	–
ALPS | O'Shares Global Internet Giants ETF	–	–	–
ALPS | O'Shares Europe Quality Dividend ETF	795,232	–	–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | O'Shares U.S. Quality Dividend ETF	$11,045,741	$47,422,582
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	4,866,524	7,698,845
ALPS | O'Shares Global Internet Giants ETF	96,217,310	92,829,191
ALPS | O'Shares Europe Quality Dividend ETF	2,661,501	8,164,028

The ALPS | O’Shares Global Internet Giants ETF elects to defer to the period ending November 29, 2024, late year ordinary losses in the amount of $329,880.

25 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
Gross appreciation (excess of value over tax cost)	$166,265,862	$97,758,755	$23,042,304	$7,414,016
Gross depreciation (excess of tax cost over value)	(23,211,198)	(16,783,995)	(11,040,038)	(2,160,501)
Net unrealized appreciation (depreciation)	$143,054,664	$80,974,760	$12,002,266	$5,253,515
Cost of investments for income tax purposes	$601,765,974	$534,070,559	$117,003,014	$35,367,940

The differences between book-basis and tax basis are primarily due to the deferral of losses from wash sales and investments in Passive Foreign Investment Companies (PFICs). In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

Effective June 20, 2022, the Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Funds' securities held at SSB as custodian shall be available to be lent except those securities the Funds or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Funds collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Funds' Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

26 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the Funds' securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$660,332	$672,684	$–	$672,684
ALPS | O'Shares Global Internet Giants ETF	$4,443,195	$1,054,413	$3,609,118	$4,663,531
ALPS | O'Shares Europe Quality Dividend ETF	$710,581	$759,214	$–	$759,214

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$672,684	$–	$–	$–	$672,684
Total Borrowings					672,684
Gross amount of recognized liabilities for securities lending (collateral received)					$672,684

ALPS | O'Shares Global Internet Giants ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,054,413	$–	$–	$–	$1,054,413
Total Borrowings					1,054,413
Gross amount of recognized liabilities for securities lending (collateral received)					$1,054,413

ALPS | O'Shares Europe Quality Dividend ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$759,214	$–	$–	$–	$759,214
Total Borrowings					759,214
Gross amount of recognized liabilities for securities lending (collateral received)					$759,214

27 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares Europe Quality Dividend ETF		0.48%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$–	$–
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	3,834,055	3,883,446
ALPS | O'Shares Global Internet Giants ETF	32,894,348	33,831,904
ALPS | O'Shares Europe Quality Dividend ETF	1,538,025	1,842,786

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$40,920,675	$16,706,257
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	161,765,018	4,938,124
ALPS | O'Shares Global Internet Giants ETF	11,313,856	30,082,039
ALPS | O'Shares Europe Quality Dividend ETF	2,194,708	2,143,498

28 | May 31, 2024

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

For the six months ended May 31, 2024, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS | O'Shares U.S. Quality Dividend ETF	$5,568,810
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	1,264,886
ALPS | O'Shares Global Internet Giants ETF	7,241,004
ALPS | O'Shares Europe Quality Dividend ETF	344,397

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

29 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | O’Shares U.S. Quality Dividend ETF	100%	100%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	100%	100%
ALPS | O’Shares Global Internet Giants ETF	0%	0%
ALPS | O’Shares Europe Quality Dividend ETF	100%	0%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

LICENSING AGREEMENTS

O’Shares Investment Advisers, LLC ( “O’Shares”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF (each, a “Fund”), to allow the Adviser’s use of the O'Shares U.S. Quality Dividend Index, the O'Shares U.S. Small-Cap Quality Dividend Index, the O'Shares Global Internet Giants Index, and the O'Shares Europe Quality Dividend Index (each, an “Underlying Index”). The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares or its third party licensors. Neither O’Shares nor its third party licensors make any representation or warranty, express or implied, to shareholders of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. O’Shares’ and its third party licensor’s only relationship to the Adviser and each Fund is the licensing of certain trademarks, service marks and trade names of O’Shares and/or its third party licensors and for the providing the Underlying Index. Neither O’Shares nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. O’Shares has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER O’SHARES, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. O’SHARES, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. O’SHARES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL O’SHARES, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

O’Shares Investments is a registered trademark and registered service mark of O’Shares Investment, Inc. and has been licensed for use by the Adviser and the Funds.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares, its affiliates or their third party licensors, and neither O’Shares, its affiliates nor its third party licensors make any representation regarding the advisability of investing in the Funds.

O’Shares has entered into an agreement with S-Network Global Indexes Inc. (“S-Network”), pursuant to which S-Network calculates each Underlying Index. The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by or its third party licensors. Neither S-Network nor its third party licensors make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. S-Network's and its third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks and trade names of S-Network Global Indexes, Inc. and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S-Network nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.

30 | May 31, 2024

ALPS ETF Trust

Additional Information	May 31, 2024 (Unaudited)

NEITHER S-NETWORK GLOBAL INDEXES, INC. (“S-Network”), ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S-NETWORK, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S-NETWORK, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S-Network Global Indexes, Inc.SM, and SNGISM are registered trademarks and registered service marks of S-Network Global Indexes, Inc. “Calculated by S-Network Global Indexes, Inc.” and its related stylized mark are service marks of S-Network Global Indexes, Inc.SM, and have been licensed for use by the Adviser.

The Funds are not sponsored, endorsed, sold or promoted by SNGI, its affiliates or their third party licensors and neither SNGI, its affiliates nor their its third party licensors make any representation regarding the advisability of investing in a Fund.

31 | May 31, 2024

ALPS ETF Trust

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

32 | May 31, 2024

ALPS ETF Trust

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

33 | May 31, 2024

ALPS ETF Trust

Item 10 – Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

34 | May 31, 2024

ALPS ETF Trust

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

35 | May 31, 2024

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

Barron's 400℠ ETF (BFOR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

Barron’s 400SM ETF

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

1 | May 31, 2024

Barron’s 400SM ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.11%)
Communication Services (2.03%)
Alphabet, Inc., Class A	2,510	$432,975
Comcast Corp., Class A	7,940	317,838
Electronic Arts, Inc.	2,530	336,187
Interpublic Group of Cos., Inc.	10,490	329,071
Meta Platforms, Inc., Class A	712	332,383
Netflix, Inc.(a)	573	367,648
New York Times Co., Class A	7,851	401,971
Yelp, Inc.(a)	9,032	333,913
Total Communication Services		2,851,986

Consumer Discretionary (15.23%)
Abercrombie & Fitch Co., Class A(a)	2,965	512,560
Academy Sports & Outdoors, Inc.	5,020	289,604
Acushnet Holdings Corp.(b)	5,485	361,461
Airbnb, Inc., Class A(a)	2,110	305,802
Amazon.com, Inc.(a)	2,011	354,821
Bloomin' Brands, Inc.(b)	11,996	261,513
Booking Holdings, Inc.	97	366,306
Boot Barn Holdings, Inc.(a)	3,931	467,514
Boyd Gaming Corp.	5,455	290,861
Buckle, Inc.	9,126	351,716
Build-A-Bear Workshop, Inc.	14,179	383,826
Burlington Stores, Inc.(a)	1,611	386,721
Caleres, Inc.	9,289	322,143
Chipotle Mexican Grill, Inc.(a)	131	409,967
Coupang, Inc.(a)	18,653	424,169
Crocs, Inc.(a)	2,726	424,275
Darden Restaurants, Inc.	2,014	302,885
Deckers Outdoor Corp.(a)	381	416,784
Dick's Sporting Goods, Inc.	1,917	436,386
Dillard's, Inc., Class A	849	379,800
DR Horton, Inc.	2,253	332,993
Dream Finders Homes, Inc.(a)	9,015	256,116
eBay, Inc.	6,703	363,437
Five Below, Inc.(a)	1,690	233,440
Frontdoor, Inc.(a)	10,920	386,240
General Motors Co.	8,744	393,393
Gentex Corp.	9,593	335,755
Genuine Parts Co.	2,268	326,910
Grand Canyon Education, Inc.(a)	2,598	370,111
Green Brick Partners, Inc.(a)	6,601	360,415
Guess?, Inc.(b)	13,586	316,146
Harley-Davidson, Inc.	8,857	317,789
Hibbett Sports, Inc.	4,650	402,597
Installed Building Products, Inc.	1,462	309,710
JAKKS Pacific, Inc.(a)	14,655	272,143
Las Vegas Sands Corp.	6,572	295,937
Lennar Corp., Class B(b)	2,321	339,469
MGM Resorts International(a)	8,103	325,497
Modine Manufacturing Co.(a)	4,250	428,910
NIKE, Inc., Class B	3,419	324,976
NVR, Inc.(a)	44	337,952
Oxford Industries, Inc.	3,277	362,731
Perdoceo Education Corp.	19,581	440,572
Security Description	Shares	Value
Consumer Discretionary (continued)
PulteGroup, Inc.	3,117	$365,686
Ralph Lauren Corp.	1,929	360,492
Ross Stores, Inc.	2,371	331,371
Royal Caribbean Cruises, Ltd.(a)	2,706	399,622
Signet Jewelers, Ltd.(b)	3,597	393,836
Stride, Inc.(a)	5,643	387,448
Tapestry, Inc.	7,397	321,696
Texas Roadhouse, Inc.	2,332	402,666
TJX Cos., Inc.	3,581	369,201
Toll Brothers, Inc.	2,898	352,513
TopBuild Corp.(a)	865	361,527
Tractor Supply Co.	1,381	393,985
Ulta Beauty, Inc.(a)	632	249,697
Under Armour, Inc., Class A(a)	41,644	299,420
Universal Technical Institute, Inc.(a)	23,322	368,721
Visteon Corp.(a)	2,975	331,326
Williams-Sonoma, Inc.	1,465	429,567
Total Consumer Discretionary		21,401,127

Consumer Staples (4.43%)
Cal-Maine Foods, Inc.	5,908	364,346
Casey's General Stores, Inc.	1,156	383,538
Celsius Holdings, Inc.(a)(b)	4,052	324,079
Church & Dwight Co., Inc.	3,330	356,343
Coca-Cola Co.	5,738	361,092
Coca-Cola Consolidated, Inc.	419	411,056
Colgate-Palmolive Co.	3,923	364,682
Constellation Brands, Inc., Class A	1,314	328,802
Costco Wholesale Corp.	483	391,177
elf Beauty, Inc.(a)	1,784	333,447
Hershey Co.	1,729	342,048
Ingredion, Inc.	2,940	345,685
Lamb Weston Holdings, Inc.	3,364	297,008
Mondelez International, Inc., Class A	4,773	327,094
Monster Beverage Corp.(a)	5,842	303,317
PepsiCo, Inc.	2,099	362,917
Sysco Corp.	4,319	314,510
WD-40 Co.	1,374	308,724
Total Consumer Staples		6,219,865

Energy (8.37%)
Archrock, Inc.	19,137	387,333
Baker Hughes Co.	11,040	369,619
ChampionX Corp.	10,831	353,307
CVR Energy, Inc.(b)	10,510	292,809
Diamondback Energy, Inc.	1,873	373,214
Dorian LPG, Ltd.	9,150	463,081
Exxon Mobil Corp.	3,284	385,082
Granite Ridge Resources, Inc.(b)	58,088	380,476
Gulfport Energy Corp.(a)	2,374	384,137
Halliburton Co.	9,430	346,081
Helmerich & Payne, Inc.	8,696	330,970
International Seaways, Inc.	6,680	430,326
Liberty Energy, Inc., Class A	16,182	399,534

2 | May 31, 2024

Barron’s 400SM ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Energy (continued)
Magnolia Oil & Gas Corp., Class A	14,565	$377,962
Marathon Petroleum Corp.	1,903	336,089
Matador Resources Co.	5,341	338,886
New Fortress Energy, Inc.(b)	10,585	268,330
Par Pacific Holdings, Inc.(a)	9,624	261,195
Peabody Energy Corp.(b)	13,247	328,261
Phillips 66	2,310	328,274
RPC, Inc.(b)	45,538	311,024
Seadrill, Ltd.(a)	7,362	381,867
SM Energy Co.(b)	7,618	384,176
Targa Resources Corp.	3,304	390,632
Teekay Tankers, Ltd., Class A	6,488	472,521
Texas Pacific Land Corp.	669	410,973
US Silica Holdings, Inc.(a)	28,851	446,902
Valero Energy Corp.	2,296	360,793
Viper Energy, Inc.	9,743	374,716
Vital Energy, Inc.(a)(b)	6,809	332,620
Weatherford International PLC(a)	3,098	372,813
Williams Cos., Inc.	9,433	391,564
Total Energy		11,765,567

Financials (20.79%)
1st Source Corp.	6,675	343,229
Amalgamated Financial Corp.	14,272	360,796
American Express Co.	1,564	375,360
Apollo Global Management, Inc.	3,177	369,040
Arch Capital Group, Ltd.(a)	3,829	392,970
Artisan Partners Asset
Management, Inc., Class A(b)	7,713	339,603
AssetMark Financial Holdings, Inc.(a)	9,695	333,411
Axos Financial, Inc.(a)	6,811	366,909
Bain Capital Specialty Finance, Inc.	21,850	366,862
Bancorp, Inc.(a)	9,375	314,906
Bank of NT Butterfield & Son, Ltd.	11,454	390,238
Bank OZK	7,961	333,407
BOK Financial Corp.	4,014	363,749
Bread Financial Holdings, Inc.	9,467	395,342
Brown & Brown, Inc.	4,071	364,395
Byline Bancorp, Inc.	16,402	378,886
Cathay General Bancorp	8,637	318,187
Cincinnati Financial Corp.	2,947	346,508
CION Investment Corp.(b)	31,277	391,275
City Holding Co.	3,342	341,619
CNA Financial Corp.	7,886	362,283
Corpay, Inc.(a)	1,174	314,245
CrossFirst Bankshares, Inc.(a)	26,465	346,427
Cullen/Frost Bankers, Inc.	3,222	327,291
Customers Bancorp, Inc.(a)	6,428	291,188
East West Bancorp, Inc.	4,527	335,858
Enstar Group, Ltd.(a)	1,146	358,858
Enterprise Financial Services Corp.	8,705	336,796
Security Description	Shares	Value
Financials (continued)
Everest Group, Ltd.	909	$355,355
FactSet Research Systems, Inc.	725	293,089
Federal Agricultural Mortgage Corp., Class C	1,828	319,297
Fifth Third Bancorp	9,412	352,197
First BanCorp	20,477	363,057
First Citizens BancShares, Inc., Class A	228	387,242
First Commonwealth Financial Corp.	25,527	344,870
First Financial Bancorp	15,683	349,731
Globe Life, Inc.	2,792	231,066
Home BancShares, Inc.	14,408	338,876
Huntington Bancshares, Inc.	25,680	357,466
Interactive Brokers Group, Inc.	3,210	403,561
International Bancshares Corp.	6,387	362,973
Jack Henry & Associates, Inc.	1,994	328,372
JPMorgan Chase & Co.	1,837	372,231
Kinsale Capital Group, Inc.	685	262,780
Loews Corp.	4,546	349,133
LPL Financial Holdings, Inc.	1,309	374,649
M&T Bank Corp.	2,418	366,569
Mastercard, Inc., Class A	737	329,491
Mercantile Bank Corp.	9,393	359,846
Merchants Bancorp	7,886	315,834
Metropolitan Bank Holding Corp.(a)	8,711	366,298
Moody's Corp.	899	356,894
MSCI, Inc.	611	302,555
National Bank Holdings Corp., Class A	9,938	362,439
OFG Bancorp	9,452	351,236
Old National Bancorp	20,621	352,413
Old Second Bancorp, Inc.	25,246	365,057
Pathward Financial, Inc.	6,806	362,828
Patria Investments, Ltd., Class A	23,243	302,159
PayPal Holdings, Inc.(a)	5,751	362,255
PNC Financial Services Group, Inc.	2,260	355,701
Preferred Bank	4,687	350,213
Premier Financial Corp.	17,136	337,751
QCR Holdings, Inc.	6,051	342,910
Regions Financial Corp.	17,663	341,779
Reinsurance Group of America, Inc.	1,888	396,102
RenaissanceRe Holdings, Ltd.	1,472	335,410
Runway Growth Finance Corp.(b)	29,192	349,720
S&T Bancorp, Inc.	10,918	348,393
Shift4 Payments, Inc.(a)(b)	4,068	273,695
SLM Corp.	16,607	356,386
Stellar Bancorp, Inc.	14,290	322,811
Stock Yards Bancorp, Inc.	7,584	355,310
Synchrony Financial	8,123	355,787
T Rowe Price Group, Inc.	2,940	346,420
The Hartford Financial Services Group, Inc.	3,523	364,454

3 | May 31, 2024

Barron’s 400SM ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Financials (continued)
Towers Watson & Co., Class A	3,350	$365,184
Visa, Inc., Class A	1,231	335,398
Webster Financial Corp.	7,080	313,078
Wells Fargo & Co.	6,056	362,876
Wintrust Financial Corp.	3,587	353,714
WisdomTree, Inc.(b)	40,615	404,932
WR Berkley Corp.	4,072	329,954
WSFS Financial Corp.	7,893	347,766
Total Financials		29,207,201

Health Care (10.15%)
23andMe Holding Co.	17,639	249,592
Agilent Technologies, Inc.	2,335	304,507
Amphastar Pharmaceuticals, Inc.(a)	7,889	333,941
Amylyx Pharmaceuticals, Inc.(a)	90,357	155,414
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,120	353,947
Boston Scientific Corp.(a)	5,228	395,080
Bristol-Myers Squibb Co.	6,359	261,291
Bruker Corp.	3,775	247,300
Catalyst Pharmaceuticals, Inc.(a)	21,469	347,154
Cencora, Inc.	1,453	329,206
Collegium Pharmaceutical, Inc.(a)	9,215	305,385
Corcept Therapeutics, Inc.(a)	14,552	439,034
DaVita, Inc.(a)	2,545	374,420
Dexcom, Inc.(a)	2,596	308,327
Doximity, Inc., Class A(a)	12,476	345,959
Gilead Sciences, Inc.	4,590	294,999
Halozyme Therapeutics, Inc.(a)	8,388	371,505
Harmony Biosciences Holdings, Inc.(a)	11,228	330,103
IDEXX Laboratories, Inc.(a)	631	313,575
Incyte Corp.(a)	5,687	328,652
Insulet Corp.(a)	1,907	337,901
Intuitive Surgical, Inc.(a)	913	367,136
IQVIA Holdings, Inc.(a)	1,339	293,362
iRadimed Corp.	8,000	339,760
Lantheus Holdings, Inc.(a)	5,509	450,801
Medpace Holdings, Inc.(a)	858	331,480
Molina Healthcare, Inc.(a)	860	270,539
Neurocrine Biosciences, Inc.(a)	2,491	337,306
ResMed, Inc.	1,823	376,140
Royalty Pharma PLC, Class A	11,488	314,886
Semler Scientific, Inc.(a)	11,245	329,816
Stryker Corp.	972	331,539
Teleflex, Inc.	1,522	318,205
Tenet Healthcare Corp.(a)	3,563	481,789
UFP Technologies, Inc.(a)	1,789	465,784
United Therapeutics Corp.(a)	1,380	379,679
Veeva Systems, Inc., Class A(a)	1,518	264,512
Vertex Pharmaceuticals, Inc.(a)	832	378,843
Voyager Therapeutics, Inc.(a)	38,149	320,452
West Pharmaceutical Services, Inc.	968	320,805
Zoetis, Inc.	1,876	318,095
Security Description	Shares	Value
Health Care (continued)
Zymeworks, Inc.(a)	31,277	$265,229
Zynex, Inc.(a)(b)	27,236	276,445
Total Health Care		14,259,895

Industrials (18.85%)
AAON, Inc.	4,333	325,192
Acuity Brands, Inc.	1,360	353,070
Advanced Drainage Systems, Inc.	2,144	371,963
Alamo Group, Inc.	1,710	324,883
Allison Transmission Holdings, Inc.	4,638	351,607
AO Smith Corp.	4,052	338,909
Apogee Enterprises, Inc.	6,087	395,472
Applied Industrial Technologies, Inc.	1,893	365,349
Atkore, Inc.	2,048	311,603
Automatic Data Processing, Inc.	1,416	346,807
Brady Corp., Class A	6,003	409,825
Broadridge Financial Solutions, Inc.	1,708	342,915
Builders FirstSource, Inc.(a)	1,793	288,296
Caterpillar, Inc.	1,033	349,691
Cintas Corp.	555	376,273
Comfort Systems USA, Inc.	1,163	380,696
Copart, Inc.(a)	6,339	336,347
Core & Main, Inc.(a)	7,156	411,899
DNOW, Inc.(a)	23,737	346,323
Donaldson Co., Inc.	4,823	355,359
Dover Corp.	2,021	371,500
Dycom Industries, Inc.(a)	2,500	449,900
EMCOR Group, Inc.	1,094	425,194
Encore Wire Corp.	1,568	452,729
Esab Corp.	3,498	359,664
ExlService Holdings, Inc.(a)	10,996	328,341
Fastenal Co.	4,653	307,005
Federal Signal Corp.	4,437	408,293
FTI Consulting, Inc.(a)	1,695	364,086
Genpact, Ltd.	10,194	337,014
GMS, Inc.(a)	3,823	359,209
Graco, Inc.	3,732	301,359
H&E Equipment Services, Inc.	6,091	288,531
Hubbell, Inc.	894	347,668
Hyster-Yale Materials Handling, Inc.	5,974	433,653
IES Holdings, Inc.(a)	3,361	512,384
Jacobs Solutions, Inc.	2,338	325,777
Janus International Group, Inc.(a)	23,785	330,136
Kadant, Inc.	1,067	305,173
Lennox International, Inc.	749	376,447
Limbach Holdings, Inc.(a)(b)	7,076	403,898
Lincoln Electric Holdings, Inc.	1,369	268,817
Mueller Industries, Inc.	6,651	391,810
Old Dominion Freight Line, Inc.	1,585	277,771
Oshkosh Corp.	2,994	340,508
Owens Corning	2,214	400,889

4 | May 31, 2024

Barron’s 400SM ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
PACCAR, Inc.	3,032	$325,940
Parker-Hannifin Corp.	645	342,830
Parsons Corp.(a)	4,304	327,750
Paychex, Inc.	2,841	341,375
Paycom Software, Inc.	1,874	272,330
Paylocity Holding Corp.(a)	2,036	289,458
Powell Industries, Inc.	2,276	409,361
Rollins, Inc.	7,556	345,234
Saia, Inc.(a)(b)	599	245,279
Shoals Technologies Group, Inc., Class A(a)	26,431	208,012
Simpson Manufacturing Co., Inc.	1,671	277,252
Snap-on, Inc.	1,176	320,883
Sterling Infrastructure, Inc.(a)	3,181	390,849
Tecnoglass, Inc.	7,743	407,359
Tennant Co.	3,114	319,683
Terex Corp.	5,914	352,888
Thermon Group Holdings, Inc.(a)	12,195	411,703
Titan International, Inc.(a)(b)	27,362	226,284
Trex Co., Inc.(a)	3,681	318,333
TriNet Group, Inc.	2,807	291,844
United Airlines Holdings, Inc.(a)	8,060	427,099
United Rentals, Inc.	518	346,754
Veralto Corp.	3,894	383,871
Verra Mobility Corp.(a)	15,332	408,444
Vertiv Holdings Co.	5,159	505,943
Wabash National Corp.	12,593	284,728
Woodward, Inc.	2,332	434,918
WW Grainger, Inc.	360	331,726
Xylem, Inc.	2,737	385,972
Total Industrials		26,484,337

Information Technology (12.30%)
ACM Research, Inc., Class A(a)(b)	12,120	261,792
Adobe, Inc.(a)	618	274,862
Agilysys, Inc.(a)	4,625	441,549
Amdocs, Ltd.	3,703	292,537
Amphenol Corp., Class A	3,147	416,568
Apple, Inc.	2,002	384,884
Applied Materials, Inc.	1,716	369,077
AppLovin Corp., Class A(a)	5,756	468,999
Arista Networks, Inc.(a)	1,274	379,206
Autodesk, Inc.(a)	1,331	268,330
Badger Meter, Inc.	2,192	422,968
Belden, Inc.	3,939	376,923
Bentley Systems, Inc., Class B(b)	7,091	356,252
Broadcom, Inc.	268	356,051
Cadence Design Systems, Inc.(a)	1,125	322,099
Cirrus Logic, Inc.(a)	3,726	427,372
Cisco Systems, Inc.	6,880	319,920
Cognizant Technology Solutions Corp., Class A	4,493	297,212
F5, Inc.(a)	1,784	301,442
First Solar, Inc.(a)	2,130	578,849
Fortinet, Inc.(a)	4,836	286,872
GigaCloud Technology Inc(a)(b)	11,206	348,955
Security Description	Shares	Value
Information Technology (continued)
GoDaddy, Inc., Class A(a)	3,014	$420,845
InterDigital, Inc.(b)	3,296	375,316
International Business Machines Corp.	1,804	300,997
Intuit, Inc.	529	304,937
Jabil, Inc.	2,339	278,107
Keysight Technologies, Inc.(a)	2,273	314,765
Manhattan Associates, Inc.(a)	1,355	297,477
Microchip Technology, Inc.	3,818	371,224
Microsoft Corp.	856	355,351
Monolithic Power Systems, Inc.	478	351,631
Motorola Solutions, Inc.	1,021	372,573
Napco Security Technologies, Inc.	8,672	430,565
NetApp, Inc.	3,361	404,765
NVE Corp.	4,154	322,060
NVIDIA Corp.	401	439,628
ON Semiconductor Corp.(a)	4,234	309,251
OSI Systems, Inc.(a)	2,673	384,217
Palo Alto Networks, Inc.(a)	1,215	358,316
Pegasystems, Inc.	5,341	306,894
Perficient, Inc.(a)	5,519	409,234
Photronics, Inc.(a)	11,933	326,368
QUALCOMM, Inc.	2,019	411,977
Qualys, Inc.(a)	2,003	281,662
ServiceNow, Inc.(a)	457	300,217
Super Micro Computer, Inc.(a)	320	251,043
Synopsys, Inc.(a)	613	343,770
Zoom Video Communications, Inc., Class A(a)	4,961	304,308
Total Information Technology		17,280,217

Materials (4.30%)
Alpha Metallurgical Resources, Inc.(b)	1,000	315,410
Cabot Corp.	3,920	401,016
CF Industries Holdings, Inc.	4,064	324,023
Eagle Materials, Inc.	1,376	319,769
Ecolab, Inc.	1,542	358,052
Freeport-McMoRan, Inc.	8,553	451,000
Graphic Packaging Holding Co.(b)	12,625	357,540
Martin Marietta Materials, Inc.	580	331,806
NewMarket Corp.	564	301,780
Nucor Corp.	1,858	313,723
Packaging Corp. of America	1,844	338,356
Reliance, Inc.	1,081	325,143
Steel Dynamics, Inc.	2,658	355,827
Sylvamo Corp.	5,500	392,260
United States Lime & Minerals, Inc.	1,200	411,288
Vulcan Materials Co.	1,298	331,989
Warrior Met Coal, Inc.	6,068	415,233
Total Materials		6,044,215

Real Estate (0.47%)
Forestar Group, Inc.(a)	9,428	320,646

5 | May 31, 2024

Barron’s 400SM ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Real Estate (continued)
RMR Group, Inc., Class A	14,709	$346,103
Total Real Estate		666,749

Utilities (1.19%)
Genie Energy, Ltd.	20,155	307,565
Otter Tail Corp.(b)	4,151	375,541
Public Service Enterprise Group, Inc.	5,322	403,195
Vistra Corp.	5,954	589,922
Total Utilities		1,676,223

TOTAL COMMON STOCKS
(Cost $113,109,849)		137,857,382

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.76%)
Energy (1.76%)
Cheniere Energy Partners LP	7,059	340,032
Dorchester Minerals LP	10,938	360,845
Enterprise Products Partners LP	12,275	349,838
Hess Midstream LP, Class A	9,734	338,257
KKR & Co., LP	3,548	364,876
MPLX LP	8,505	345,983
Western Midstream Partners LP	10,170	379,544
Total Energy		2,479,375

TOTAL LIMITED PARTNERSHIPS
(Cost $2,165,502)		2,479,375

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.68%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $150,123)	5.26%	150,123	$150,123

Investments Purchased with Collateral from Securities Loaned (0.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $806,325)		806,325	806,325
TOTAL SHORT TERM INVESTMENTS

(Cost $150,123)			956,448

TOTAL INVESTMENTS (100.55%)
(Cost $116,231,799)			$141,293,205
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.55%)			(771,002)
NET ASSETS - 100.00%			$140,522,203

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,599,149.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value*	$141,293,205
Dividends receivable	112,881
Total Assets	141,406,086

LIABILITIES:
Payable to adviser	77,558
Payable for collateral upon return of securities loaned	806,325
Total Liabilities	883,883
NET ASSETS	$140,522,203

NET ASSETS CONSIST OF:
Paid-in capital	$158,342,499
Total distributable earnings/(accumulated losses)	(17,820,296)
NET ASSETS	$140,522,203

INVESTMENTS, AT COST	$116,231,799

PRICING OF SHARES
Net Assets	$140,522,203
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,100,000
Net Asset Value, offering and redemption price per share	$66.92

*	Includes $7,599,149 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend Income*	$1,283,188
Securities Lending Income	17,752
Total Investment Income	1,300,940

EXPENSES:
Investment adviser and sub-adviser fees	448,311
Net Expenses	448,311
NET INVESTMENT INCOME	852,629

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	10,768,089
Net change in unrealized appreciation/(depreciation) on investments	9,618,430
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,386,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,239,148

*	Net of foreign tax withholding of $2,276.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2024

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
OPERATIONS:
Net investment income	$852,629	$2,107,673
Net realized gain/(loss)	10,768,089	(759,393)
Net change in unrealized appreciation/(depreciation)	9,618,430	641,095
Net increase in net assets resulting from operations	21,239,148	1,989,375

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,760,535)	(2,124,271)
Total distributions	(1,760,535)	(2,124,271)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(10,943,413)	(7,125,697)
Net decrease from capital share transactions	(10,943,413)	(7,125,697)
Net increase/(decrease) in net assets	8,535,200	(7,260,593)

NET ASSETS:
Beginning of period	131,987,003	139,247,596
End of period	$140,522,203	$131,987,003

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,275,000	2,400,000
Shares sold	–	–
Shares redeemed	(175,000)	(125,000)
Shares outstanding, end of period	2,100,000	2,275,000

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$58.02		$58.02	$62.39	$47.32	$42.04	$40.42

INCOME FROM OPERATIONS:
Net investment income(a)	0.40		0.91	0.75	0.52	0.43	0.44
Net realized and unrealized gain/(loss)	9.28		(0.02)	(4.55)	15.05	5.14	1.51
Total from investment operations	9.68		0.89	(3.80)	15.57	5.57	1.95

DISTRIBUTIONS:
From net investment income	(0.78)		(0.89)	(0.57)	(0.50)	(0.29)	(0.33)
Total distributions	(0.78)		(0.89)	(0.57)	(0.50)	(0.29)	(0.33)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.90		0.00	(4.37)	15.07	5.28	1.62
NET ASSET VALUE, END OF PERIOD	$66.92		$58.02	$58.02	$62.39	$47.32	$42.04
TOTAL RETURN(b)	16.78%		1.67%	(6.18)%	33.18%	13.33%	5.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$140,522		$131,987	$139,248	$155,968	$118,293	$147,150

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.24	%(c)	1.63%	1.32%	0.90%	1.08%	1.10%
Portfolio turnover rate(d)	44%		83%	94%	91%	83%	109%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a- 5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Barron's 400 ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$137,857,382	$–	$–	$137,857,382
Limited Partnerships*	2,479,375	–	–	2,479,375
Short Term Investments	956,448	–	–	956,448
Total	$141,293,205	$–	$–	$141,293,205

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

12 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

For the year ended May 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions, investment in partnerships, and prior year tax return true-up:

Fund	Paid-in Capital	Total Distributable Earnings/(Accumulated Losses)
Barron’s 400℠ ETF	$1,188,080	$(1,188,080)

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
Barron’s 400℠ ETF	$2,124,271	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of May 31, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron’s 400℠ ETF	$46,856,074	$7,255,774

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400℠ ETF
Gross appreciation (excess of value over tax cost)	$29,356,553
Gross depreciation (excess of tax cost over value)	(3,927,128)
Net unrealized appreciation/(depreciation)	$25,429,425
Cost of investments for income tax purposes	$115,863,780

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

13 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of and during the six months ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 SM ETF	$7,599,149	$806,325	$6,848,779	$7,655,104

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

Barron's 400 SM ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$806,325	$–	$–	$–	$806,325
Total Borrowings					806,325
Gross amount of recognized liabilities for securities lending (collateral received)					$806,325

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

14 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$60,846,051	$61,182,564

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$–	$10,953,483

For the six months ended May 31, 2024, the Fund had in-kind net realized gains of $2,302,186.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker- dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2024 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2024, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Barron's 400 SM ETF	$147,253	$491,088	$(122,049)

15 | May 31, 2024

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

7. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

16 | May 31, 2024

Barron’s 400SM ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Barron’s 400 SM ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400 SM ETF	100%	100%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

LICENSING AGREEMENT

MarketGrader Capital, LLC (the “Index Provider”) has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. The Index Provider in turn has entered into the Sublicense Agreement with the Adviser to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400 SM ETF (the “Fund”) is not sponsored, managed or advised by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of a market or sector. The Index Provider’s only relationship to the Adviser or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 Index℠” is calculated and published by the Index Provider. “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. (“DJC”) or its affiliates and have been licensed to the Index Provider and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (the “Sub-Licensee”). The Barron’s 400℠ ETF (the “Product”) is not sponsored or advised by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the Licensee or to the owners of the Product(s) or any member of the public regarding the advisability of trading in the Product. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. The Barron's 400 IndexSM is determined, composed and calculated by the Index Provider without regard to DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Product into consideration in connection with its licensing of the Barron’s 400 IndexSM to the Index Provider or the Sub-Licensee to Licensee. DJC and its affiliates are not responsible for and have not participated in the calculation of the Barron's 400 IndexSM or in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 IndexSM or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

17 | May 31, 2024

Barron’s 400SM ETF

Additional Information	May 31, 2024 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

18 | May 31, 2024

Barron’s 400SM ETF

Item 8 – Changes in and Disagreements with Accountants	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund’s Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

19 | May 31, 2024

Barron’s 400SM ETF

Item 9 – Proxy Disclosures	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

Not applicable for this reporting period.

20 | May 31, 2024

Barron’s 400SM ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$—	$82,500
Edmund J. Burke, Trustee	$86,500	$—	$86,500
Jeremy W. Deems, Trustee	$88,500	$—	$88,500
Rick A. Pederson, Trustee	$92,500	$—	$92,500
Total	$350,000	$—	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

21 | May 31, 2024

Barron’s 400SM ETF

Item 11 – Statement Regarding Basis	May 31, 2024 (Unaudited)
for Approval of Investment Advisory Contract

Not applicable for this reporting period.

22 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

BARRON'S 400℠ ETF

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

Level Four Large Cap Growth Active ETF (NASDAQ: LGRO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

Level Four Large Cap Growth Active ETF

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

1 | May 31, 2024

Level Four Large Cap Growth Active ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.06%)
Communication Services (10.98%)
Alphabet, Inc., Class A	22,554	$3,890,565
Meta Platforms, Inc., Class A	5,265	2,457,860
Netflix, Inc.(a)	2,413	1,548,229
Walt Disney Co.	6,902	717,187
Total Communication Services		8,613,841

Consumer Discretionary (15.64%)
Amazon.com, Inc.(a)	24,362	4,298,431
Booking Holdings, Inc.	658	2,484,839
Etsy, Inc.(a)	11,486	729,016
Home Depot, Inc.	4,621	1,547,434
McDonald's Corp.	2,814	728,516
PulteGroup, Inc.	6,778	795,195
RH(a)	6,192	1,683,791
Total Consumer Discretionary		12,267,222

Consumer Staples (1.86%)
Constellation Brands, Inc., Class A	2,963	741,432
Estee Lauder Cos., Inc., Class A	5,806	716,228
Total Consumer Staples		1,457,660

Energy (1.39%)
Phillips 66	7,657	1,088,136

Financials (13.88%)
BlackRock, Inc.	3,032	2,340,796
Fidelity National Information Services, Inc.	11,011	835,515
Mastercard, Inc., Class A	3,349	1,497,237
Morgan Stanley	16,592	1,623,361
MSCI, Inc.	3,240	1,604,383
PayPal Holdings, Inc.(a)	35,182	2,216,114
Visa, Inc., Class A	2,815	766,975
Total Financials		10,884,381

Health Care (5.79%)
AbbVie, Inc.	5,558	896,171
Biogen, Inc.(a)	3,688	829,579
UnitedHealth Group, Inc.	3,895	1,929,466
Vertex Pharmaceuticals, Inc.(a)	1,943	884,726
Total Health Care		4,539,942

Industrials (7.56%)
Fortive Corp.	10,167	756,831
Lockheed Martin Corp.	1,791	842,379
Paycom Software, Inc.	4,075	592,179
TransDigm Group, Inc.	612	822,057
Uber Technologies, Inc.(a)	33,590	2,168,571
United Rentals, Inc.	1,117	747,731
Total Industrials		5,929,748

Information Technology (40.03%)
Apple, Inc.	31,870	6,127,008
Applied Materials, Inc.	7,605	1,635,683
Security Description	Shares	Value
Information Technology (continued)
Broadcom, Inc.	633	$840,972
Cognizant Technology Solutions Corp., Class A	11,570	765,356
DocuSign, Inc.(a)	27,092	1,483,016
Dropbox, Inc.(a)	64,335	1,449,468
Lam Research Corp.	2,502	2,332,965
Micron Technology, Inc.	13,527	1,690,875
Microsoft Corp.	10,882	4,517,444
Monolithic Power Systems, Inc.	2,282	1,678,708
NVIDIA Corp.	2,658	2,914,044
Palo Alto Networks, Inc.(a)	2,645	780,037
Salesforce, Inc.	5,650	1,324,586
ServiceNow, Inc.(a)	2,134	1,401,889
Snowflake, Inc., Class A(a)	7,372	1,003,919
Twilio, Inc., Class A(a)	25,451	1,460,887
Total Information Technology		31,406,857

Real Estate (0.93%)
Zillow Group, Inc.(a)	17,775	727,886

TOTAL COMMON STOCKS
(Cost $66,064,642)		76,915,673

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.92%)
Money Market Fund (1.92%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	1,509,622	1,509,622

TOTAL SHORT TERM INVESTMENTS

(Cost $1,509,622)			1,509,622

TOTAL INVESTMENTS (99.98%)
(Cost $67,574,264)			$78,425,295
OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)			16,507
NET ASSETS - 100.00%			$78,441,802

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

Level Four Large Cap Growth Active ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$78,425,295
Cash	5,174
Dividends receivable	44,683
Total Assets	78,475,152

LIABILITIES:
Payable to adviser	33,350
Total Liabilities	33,350
NET ASSETS	$78,441,802

NET ASSETS CONSIST OF:
Paid-in capital	$64,727,713
Total distributable earnings/(accumulated losses)	13,714,089
NET ASSETS	$78,441,802

INVESTMENTS, AT COST	$67,574,264

PRICING OF SHARES
Net Assets	$78,441,802
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,633,400
Net Asset Value, offering and redemption price per share	$29.79

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

Level Four Large Cap Growth Active ETF

Statement of Operations	For the Period Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends*	$388,051
Securities Lending Income	8
Total Investment Income	388,059

EXPENSES:
Investment adviser fees	193,238
Net Expenses	193,238
NET INVESTMENT INCOME	194,821

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	3,051,674
Net realized loss on foreign currency transactions	(6)
Total Net realized gain	3,051,668
Net change in unrealized appreciation on investments	6,192,336
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,244,004
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,438,825

*	Net of foreign tax withholding of $47.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

Level Four Large Cap Growth Active ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Period August 22, 2023 (Commencement of Operations) to November 30, 2023
OPERATIONS:
Net investment income	$194,821	$159,824
Net realized gain	3,051,668	9,283,702
Net change in unrealized appreciation/(depreciation)	6,192,336	(5,880,533)
Net increase in net assets resulting from operations	9,438,825	3,562,993

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(309,444)	–
Dividends to shareholders from tax return of capital	–	–
Total distributions	(309,444)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,629,011	79,064,503 *
Cost of shares redeemed	(9,460,288)	(17,483,798)
Net increase from capital share transactions	4,168,723	61,580,705
Net increase in net assets	13,298,104	65,143,698

NET ASSETS:
Beginning of period	65,143,698	–
End of period	$78,441,802	$65,143,698

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,473,400	–
Shares sold	480,000	3,183,400
Shares redeemed	(320,000)	(710,000)
Shares outstanding, end of period	2,633,400	2,473,400

*	On August 22, 2023, the Fund received securities in connection with an in-kind subscription transaction. The seed shares totaled 883,398 with a NAV of $25. For financial reporting purposes, these transactions were treated as purchases of securities and recognized based on the market value of the securities. The value of the initial in-kind subscription was $22,084,950.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

Level Four Large Cap Growth Active ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Period August 22, 2023 (Commencement of Operations) to November 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$26.34		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07		0.07
Net realized and unrealized gain	3.50		1.27
Total from investment operations	3.57		1.34

DISTRIBUTIONS:
From net investment income	(0.12)		–
Total distributions	(0.12)		–

NET INCREASE IN NET ASSET VALUE	3.45		1.34
NET ASSET VALUE, END OF PERIOD	$29.79		$26.34
TOTAL RETURN(b)	13.55%		5.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$78,442		$65,144

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	0.50	%(c)	1.01	%(c)
Portfolio turnover rate(d)	6%		0%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Level Four Large Cap Growth Active ETF (the “Fund”). The investment objective of the Fund is to seek maximum total return and above peer average risk-adjusted return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Sub-Adviser manages multiple separately managed accounts (the “SMAs”) that contributed specific assets to the Fund (the “Contribution”). The Adviser and Sub-Adviser paid all costs surrounding the Contribution. The Contribution was tax free, and the cost basis of the SMAs were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in seed shares totaling 883,398 with a Net Asset Value of $25. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$22,084,950	$22,084,950	$11,545,722	$10,539,228

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

7 | May 31, 2024

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Level Four Large Cap Growth Active ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$76,915,673	$–	$–	$76,915,673
Short Term Investments	1,509,622	–	–	1,509,622
Total	$78,425,295	$–	$–	$78,425,295

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

8 | May 31, 2024

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The character of distributions made during the fiscal year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Level Four Large Cap Growth Active ETF	$47,999	$185,802

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Level Four Large Cap Growth Active ETF
Gross appreciation (excess of value over tax cost)	$12,600,968
Gross depreciation (excess of tax cost over value)	(1,749,976)
Net unrealized appreciation/(depreciation)	$10,850,992
Cost of investments for income tax purposes	$67,574,303

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

9 | May 31, 2024

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2024, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Level Four Capital Management, LLC (“Level Four” or the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$7,757,100	$4,403,339

For the six month period ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$12,817,751	$9,349,838

10 | May 31, 2024

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

For the six months ended May 31, 2024, the Level Four Large Cap Growth Active ETF had in-kind net realized gain of $2,846,788.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | May 31, 2024

Level Four Large Cap Growth Active ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Level Four Large Cap Growth Active ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
Level Four Large Cap Growth Active ETF	100.00%	90.18%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

12 | May 31, 2024

Level Four Large Cap Growth Active ETF

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

13 | May 31, 2024

Level Four Large Cap Growth Active ETF

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2024

Level Four Large Cap Growth Active ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$—	$82,500
Edmund J. Burke, Trustee	$86,500	$—	$86,500
Jeremy W. Deems, Trustee	$88,500	$—	$88,500
Rick A. Pederson, Trustee	$92,500	$—	$92,500
Total	$350,000	$—	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

15 | May 31, 2024

Level Four Large Cap Growth Active ETF

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

16 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)

RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Schedule of Investments
RiverFront Dynamic Core Income ETF	2
RiverFront Dynamic US Dividend Advantage ETF	4
RiverFront Strategic Income Fund	6
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	11
RiverFront Dynamic US Dividend Advantage ETF	12
RiverFront Strategic Income Fund	13
Financial Highlights	14
Notes to Financial Statements and Financial Highlights	17
Additional Information	24
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	25
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	26
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	27
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	28

alpsfunds.com

RiverFront ETFs

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

1 | May 31, 2024

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (76.11%)
Communications (1.15%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$55,000	$54,444
Comcast Corp.
4.15%, 10/15/2028	239,000	230,520
Total Communications		284,964

Consumer Discretionary (15.33%)
Ford Motor Co.
9.63%, 04/22/2030	335,000	387,741
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	540,000	562,103
General Motors Financial Co., Inc.
6.40%, 01/09/2033	824,000	849,172
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	238,000	228,798
Hyatt Hotels Corp.
5.75%, 04/23/2030	824,000	834,019
Marriott International, Inc.
4.00%, 04/15/2028(a)	553,000	528,079
Toyota Motor Credit Corp.
3.95%, 06/30/2025	423,000	417,170
Total Consumer Discretionary		3,807,082

Consumer Staples (1.81%)
Dollar Tree, Inc.
4.00%, 05/15/2025	455,000	448,558
Total Consumer Staples		448,558

Energy (8.44%)
Hess Midstream Operations LP
4.25%, 02/15/2030(b)	238,000	216,543
Kinetik Holdings LP
6.63%, 12/15/2028(b)	958,000	966,468
Marathon Oil Corp.
4.40%, 07/15/2027	451,000	440,847
Phillips 66 Co.
5.25%, 06/15/2031	478,000	472,948
Total Energy		2,096,806

Financials (28.25%)
Bank of America Corp.
4.25%, 10/22/2026	338,000	329,300
5Y US TI + 3.23%(c)(d)	595,000	594,906
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	958,000	995,246
Citigroup, Inc.
4.45%, 09/29/2027	437,000	425,055
6.63%, 06/15/2032	141,000	149,931
FNB Corp.
5.15%, 08/25/2025	496,000	488,551
Security Description	Principal Amount	Value
Financials (continued)
FS KKR Capital Corp.
4.25%, 02/14/2025(b)	$459,000	$453,030
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	540,000	540,122
Host Hotels & Resorts LP
4.00%, 06/15/2025	300,000	294,358
HSBC Holdings PLC
4.38%, 11/23/2026	437,000	425,194
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	462,000	445,708
JPMorgan Chase & Co.
4.25%, 10/01/2027	282,000	274,631
Morgan Stanley
5.00%, 11/24/2025	502,000	498,039
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	595,000	586,325
Royal Bank of Canada
6.00%, 11/01/2027	502,000	514,007
Total Financials		7,014,403

Health Care (1.33%)
CVS Health Corp.
4.30%, 03/25/2028	96,000	92,440
HCA, Inc.
5.38%, 09/01/2026	238,000	237,145
Total Health Care		329,585

Industrials (5.11%)
Boeing Co.
4.88%, 05/01/2025	435,000	430,225
Ingersoll Rand, Inc.
5.70%, 08/14/2033	824,000	838,809
Total Industrials		1,269,034

Materials (0.95%)
DuPont de Nemours, Inc.
4.73%, 11/15/2028	238,000	236,221
Total Materials		236,221

Technology (5.39%)
Concentrix Corp.
6.85%, 08/02/2033	824,000	805,911
Micron Technology, Inc.
5.38%, 04/15/2028	531,000	532,522
Total Technology		1,338,433

Utilities (8.35%)
Dominion Energy, Inc.
4.25%, 06/01/2028	553,000	531,843
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	540,000	548,922
Southern California Gas Co.
5.20%, 06/01/2033	484,000	479,538

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2024

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
7.75%, 10/15/2031(b)	$494,000	$513,309
Total Utilities		2,073,612

TOTAL CORPORATE BONDS
(Cost $19,262,373)		18,898,698

GOVERNMENT BONDS (19.92%)
United States Treasury Bond
6.13%, 08/15/2029	824,000	884,158
4.75%, 11/15/2043	2,584,000	2,584,000
4.00%, 11/15/2052	1,075,000	962,461
3.63%, 05/15/2053	617,000	515,316
TOTAL GOVERNMENT BONDS
(Cost $5,289,359)		4,945,935

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.87%)
Money Market Fund (2.87%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	712,647	712,647

TOTAL SHORT TERM INVESTMENTS
(Cost $712,647)			712,647

TOTAL INVESTMENTS (98.90%)
(Cost $25,264,379)			$24,557,280
OTHER ASSETS IN EXCESS OF LIABILITIES (1.10%)			272,421
NET ASSETS - 100.00%			$24,829,701

Investment Abbreviations:

TI - Treasury Index

Reference Rates:

5Y US TI - 5 Year US TI as of May 31, 2024 was 4.52%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2024, the market value of those securities was $528,079, representing 2.13% of net assets.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,590,304, representing 14.46% of net assets.

(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2024. Security description includes the reference rate and spread if published and available.

(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2024

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Communication Services (6.22%)
Alphabet, Inc., Class A	3,927	$677,408
Alphabet, Inc., Class C	11,292	1,964,356
AT&T, Inc.	39,824	725,593
Meta Platforms, Inc., Class A	1,963	916,387
TEGNA, Inc.	30,247	450,983
Total Communication Services		4,734,727

Consumer Discretionary (11.13%)
Amazon.com, Inc.(a)	17,464	3,081,348
Booking Holdings, Inc.	427	1,612,501
Ethan Allen Interiors, Inc.	17,653	513,879
H&R Block, Inc.	24,975	1,239,759
Nordstrom, Inc.(b)	31,125	687,863
Perdoceo Education Corp.	36,494	821,115
Upbound Group, Inc.	15,659	513,928
Total Consumer Discretionary		8,470,393

Consumer Staples (3.42%)
Altria Group, Inc.	12,628	584,045
Coca-Cola Co.	8,574	539,562
Philip Morris International, Inc.	2,962	300,288
Vector Group, Ltd.	107,296	1,177,037
Total Consumer Staples		2,600,932

Energy (12.67%)
Antero Midstream Corp.	92,650	1,357,323
Berry Corp.	81,602	568,766
Coterra Energy, Inc.	18,581	529,930
Devon Energy Corp.	9,219	452,469
EnLink Midstream LLC	70,699	897,170
EOG Resources, Inc.	9,342	1,163,546
Equitrans Midstream Corp.	131,347	1,875,635
Exxon Mobil Corp.	16,019	1,878,388
Kinder Morgan, Inc.	47,360	923,046
Total Energy		9,646,273

Financials (13.78%)
Bank of America Corp.	19,985	799,200
Fidelity National Information Services, Inc.	15,944	1,209,831
First Horizon National Corp.	45,185	715,731
FNB Corp.	31,925	439,607
Fulton Financial Corp.	30,560	514,630
Horizon Bancorp, Inc.	48,890	597,436
New York Community Bancorp, Inc.(b)	39,949	131,432
Old Republic International Corp.	37,844	1,202,682
OneMain Holdings, Inc.	12,575	617,684
Ready Capital Corp.	42,195	350,219
Starwood Property Trust, Inc.	17,325	336,798
US Bancorp	28,350	1,149,593
Valley National Bancorp	60,602	432,092
Veritex Holdings, Inc.	21,853	445,801
Visa, Inc., Class A	3,565	971,320
Security Description	Shares	Value
Financials (continued)
Western Union Co.	44,825	$573,760
Total Financials		10,487,816

Health Care (8.29%)
Amgen, Inc.	2,036	622,711
Bristol-Myers Squibb Co.	17,472	717,924
Cigna Group	3,540	1,219,955
CVS Health Corp.	18,642	1,111,063
Merck & Co., Inc.	12,857	1,614,068
Pfizer, Inc.	18,229	522,443
Viatris, Inc.	46,965	497,829
Total Health Care		6,305,993

Industrials (3.63%)
3M Co.	4,912	491,888
ACCO Brands Corp.	74,013	376,726
Lockheed Martin Corp.	1,148	539,951
MSC Industrial Direct Co. Inc, Class A, Class A	5,788	497,189
Paychex, Inc.	4,130	496,261
Resources Connection, Inc.	31,654	362,438
Total Industrials		2,764,453

Information Technology (28.93%)
Apple, Inc.	29,798	5,728,665
Cisco Systems, Inc.	25,863	1,202,629
Hewlett Packard Enterprise Co.	70,417	1,242,860
International Business Machines Corp.	7,070	1,179,630
Microsoft Corp.	15,467	6,420,816
NVIDIA Corp.	5,694	6,242,503
Total Information Technology		22,017,103

Materials (1.52%)
Greif, Inc.	7,385	481,871
Mercer International, Inc.	71,410	678,395
Total Materials		1,160,266

Real Estate (5.64%)
Camden Property Trust	4,382	449,812
Invitation Homes, Inc.	15,422	536,531
Medical Properties Trust, Inc.	112,946	605,391
Piedmont Office Realty Trust, Inc., Class A	36,971	269,519
SITE Centers Corp.	47,162	680,076
Tanger, Inc.	30,603	849,233
Universal Health Realty Income Trust	23,973	900,905
Total Real Estate		4,291,467

Utilities (4.76%)
Clearway Energy, Inc., Class C	44,661	1,250,508
Evergy, Inc.	7,792	425,911
Public Service Enterprise Group, Inc.	14,235	1,078,444

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2024

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Shares	Value
Utilities (continued)
Spire, Inc.	14,157	$867,682
Total Utilities		3,622,545

TOTAL COMMON STOCKS
(Cost $65,084,294)		76,101,968

	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Investments Purchased with Collateral from Securities Loaned (0.04%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $32,250)	32,250	32,250
TOTAL SHORT TERM INVESTMENTS

(Cost $32,250)		32,250

TOTAL INVESTMENTS (100.03%)
(Cost $65,116,544)		$76,134,218
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.03%)		(24,286)
NET ASSETS - 100.00%		$76,109,932

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $151,439.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2024

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (80.98%)
Communications (4.98%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	$408,000	$403,231
Charter Communications Operating LLC / Charter Communications Operating Capital
6.15%, 11/10/2026	1,099,000	1,107,128
Netflix, Inc.
4.38%, 11/15/2026	755,000	740,564
Sirius XM Radio, Inc.
5.00%, 08/01/2027(a)	880,000	836,458
T-Mobile USA, Inc.
4.75%, 02/01/2028	1,332,000	1,307,572
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	431,000	430,980
Total Communications		4,825,933

Consumer Discretionary (13.12%)
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	924,000	938,956
General Motors Financial Co., Inc.
5.40%, 04/06/2026	870,000	867,199
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	974,000	950,077
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(a)	1,099,000	1,089,538
Hyatt Hotels Corp.
5.75%, 01/30/2027	895,000	902,499
International Game Technology PLC
6.50%, 02/15/2025(a)	220,000	220,611
Las Vegas Sands Corp.
6.00%, 08/15/2029	1,000,000	1,002,990
Lennar Corp.
4.75%, 11/29/2027	900,000	888,235
Marriott International, Inc.
4.90%, 04/15/2029	870,000	854,521
MGM Resorts International
5.50%, 04/15/2027	952,000	937,103
Newell Brands, Inc.
6.38%, 09/15/2027	1,099,000	1,082,514
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	900,000	871,744
PulteGroup, Inc.
5.50%, 03/01/2026	1,190,000	1,190,071
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030(a)	885,000	926,260
Total Consumer Discretionary		12,722,318
Security Description	Principal Amount	Value
Consumer Staples (2.71%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$808,000	$801,788
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
5.13%, 02/01/2028	880,000	866,376
Post Holdings, Inc.
6.25%, 02/15/2032(a)	964,000	959,495
Total Consumer Staples		2,627,659

Energy (6.11%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(a)	924,000	940,026
DCP Midstream Operating LP
5.38%, 07/15/2025	489,000	487,786
EQM Midstream Partners LP
6.38%, 04/01/2029(a)	860,000	859,025
Hess Midstream Operations LP
6.50%, 06/01/2029(a)	1,000,000	1,010,988
Kinetik Holdings LP
6.63%, 12/15/2028(a)	938,000	946,291
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	744,000	736,275
Sunoco LP / Sunoco Finance Corp.
7.00%, 09/15/2028(a)	924,000	940,878
Total Energy		5,921,269

Financials (25.23%)
Aircastle, Ltd.
6.50%, 07/18/2028(a)	945,000	961,197
American Express Co.
5.85%, 11/05/2027	988,000	1,010,393
Ares Capital Corp.
7.00%, 01/15/2027	880,000	898,688
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028(a)	958,000	970,197
Banco Santander SA
5.15%, 08/18/2025	880,000	872,421
Bank of America Corp.
4.25%, 10/22/2026	1,224,000	1,192,494
Blackstone Secured Lending Fund
3.63%, 01/15/2026	892,000	855,525
Block, Inc.
6.50%, 05/15/2032(a)	976,000	984,173
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(a)	880,000	914,213
Blue Owl Technology Finance Corp. II
6.75%, 04/04/2029(a)	952,000	935,514
Capital One Financial Corp.
4.20%, 10/29/2025	808,000	791,817
Citigroup, Inc.
4.45%, 09/29/2027	1,224,000	1,190,544
EPR Properties
4.75%, 12/15/2026	761,000	734,824

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2024

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
FS KKR Capital Corp.
3.40%, 01/15/2026	$900,000	$856,256
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,224,000	1,202,107
HSBC USA, Inc.
5.29%, 03/04/2027	964,000	965,864
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	953,000	953,614
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	854,000	823,884
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,224,000	1,192,017
KeyBank NA/Cleveland OH
5.85%, 11/15/2027	941,000	934,775
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	495,000	489,694
OneMain Finance Corp.
6.63%, 01/15/2028	1,000,000	994,228
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(a)	945,000	964,239
Royal Bank of Canada
6.00%, 11/01/2027	988,000	1,011,632
Starwood Property Trust, Inc.
4.75%, 03/15/2025	755,000	742,840
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,063,000	1,022,521
Total Financials		24,465,671

Health Care (3.14%)
DaVita, Inc.
4.63%, 06/01/2030(a)	854,000	765,217
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	941,000	941,642
HCA, Inc.
5.38%, 02/01/2025	384,000	382,758
5.63%, 09/01/2028	952,000	956,586
Total Health Care		3,046,203

Industrials (8.82%)
Boeing Co.
4.88%, 05/01/2025	900,000	890,121
Hillenbrand, Inc.
6.25%, 02/15/2029	952,000	947,797
L3Harris Technologies, Inc.
5.40%, 07/31/2033	1,180,000	1,168,848
MasTec, Inc.
4.50%, 08/15/2028(a)	824,000	777,287
Sensata Technologies BV
5.00%, 10/01/2025(a)	755,000	761,132
TransDigm, Inc.
6.38%, 03/01/2029(a)	964,000	963,367
Trinity Industries, Inc.
7.75%, 07/15/2028(a)	1,000,000	1,032,115
Security Description	Principal Amount	Value
Industrials (continued)
United Rentals North America, Inc.
6.00%, 12/15/2029(a)	$924,000	$920,213
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,093,000	1,093,683
Total Industrials		8,554,563

Materials (8.45%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	521,000	480,011
7.13%, 03/15/2031(a)	952,000	974,348
ArcelorMittal SA
6.55%, 11/29/2027	941,000	971,688
Ball Corp.
6.00%, 06/15/2029	952,000	953,848
Berry Global, Inc.
4.88%, 07/15/2026(a)	400,000	393,642
Celanese US Holdings LLC
6.55%, 11/15/2030	945,000	985,768
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	423,000	417,402
Methanex Corp.
5.13%, 10/15/2027	785,000	759,012
Sasol Financing USA LLC
4.38%, 09/18/2026	495,000	463,827
Sealed Air Corp./Sealed Air Corp US
6.13%, 02/01/2028(a)	952,000	945,647
Standard Industries, Inc.
5.00%, 02/15/2027(a)	880,000	853,680
Total Materials		8,198,873

Technology (2.87%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	8,000	6,910
Concentrix Corp.
6.60%, 08/02/2028	1,332,000	1,341,945
Gen Digital, Inc.
5.00%, 04/15/2025(a)	627,000	621,879
Microchip Technology, Inc.
4.25%, 09/01/2025	824,000	810,998
Total Technology		2,781,732

Utilities (5.55%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	988,000	1,002,333
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	829,000	802,370
Calpine Corp.
5.25%, 06/01/2026(a)	408,000	403,264
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,096,000	1,094,315

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2024

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2024 (Unaudited)

Security Description		Principal Amount	Value
Utilities (continued)
NRG Energy, Inc.
6.63%, 01/15/2027		$258,000	$257,912
5.75%, 01/15/2028		880,000	863,685
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)		924,000	960,117
Total Utilities			5,383,996

TOTAL CORPORATE BONDS
(Cost $79,920,191)			78,528,217

GOVERNMENT BONDS (15.92%)
U.S. Treasury Note
4.00%, 07/31/2030		1,891,000	1,836,818
United States Treasury Bond
6.13%, 08/15/2029		2,217,000	2,378,858
4.75%, 11/15/2043		4,248,000	4,248,000
4.00%, 11/15/2052		7,790,000	6,974,485
TOTAL GOVERNMENT BONDS
(Cost $17,054,351)			15,438,161

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.49%)
Money Market Fund (1.49%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.26%	1,448,867	1,448,867

TOTAL SHORT TERM INVESTMENTS
(Cost $1,448,867)			1,448,867

TOTAL INVESTMENTS (98.39%)
(Cost $98,423,409)			$95,415,245
OTHER ASSETS IN EXCESS OF LIABILITIES (1.61%)			1,563,072
NET ASSETS - 100.00%			$96,978,317

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $31,356,675, representing 32.33% of net assets.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2024

RiverFront ETFs

Statements of Assets and Liabilities	May 31, 2024 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value(a)	$24,557,280	$76,134,218	$95,415,245
Cash	–	–	460,444
Dividend receivable	–	86,130	–
Interest receivable	283,164	535	1,140,805
Total Assets	24,840,444	76,220,883	97,016,494

LIABILITIES:
Payable to adviser	10,743	33,343	38,177
Payable to custodian for overdraft	–	45,358	–
Payable for collateral upon return of securities loaned	–	32,250	–
Total Liabilities	10,743	110,951	38,177
NET ASSETS	$24,829,701	$76,109,932	$96,978,317

NET ASSETS CONSIST OF:
Paid-in capital	$29,094,782	$70,906,335	$114,923,619
Total distributable earnings/(accumulated losses)	(4,265,081)	5,203,597	(17,945,302)
NET ASSETS	$24,829,701	$76,109,932	$96,978,317

INVESTMENTS, AT COST	$25,264,379	$65,116,544	$98,423,409

PRICING OF SHARES
Net Assets	$24,829,701	$76,109,932	$96,978,317
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,125,000	1,475,002	4,275,000
Net Asset Value, offering and redemption price per share	$22.07	$51.60	$22.68

(a)	Includes $-, $151,439, and $-, respectively, of securities on loan.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2024

RiverFront ETFs

Statements of Operations	For the Six Months Ended May 31, 2024 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$594,152	$–	$2,318,182
Dividends	18,359	1,182,598	62,093
Securities Lending Income	–	4,454	–
Total Investment Income	612,511	1,187,052	2,380,275

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	65,522	195,064	234,269
Total Expenses	65,522	195,064	234,269
NET INVESTMENT INCOME	546,989	991,988	2,146,006

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(351,720)	1,207,420	(1,622,603)
NET REALIZED GAIN/(LOSS)	(351,720)	1,207,420	(1,622,603)
Net change in unrealized appreciation on investments	551,571	8,225,938	2,529,899
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	551,571	8,225,938	2,529,899
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	199,851	9,433,358	907,296
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$746,840	$10,425,346	$3,053,302

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2024

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$546,989	$1,118,562
Net realized loss	(351,720)	(2,678,063)
Net change in unrealized appreciation	551,571	2,316,487
Net increase in net assets resulting from operations	746,840	756,986

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(543,437)	(1,130,961)
Total distributions	(543,437)	(1,130,961)

CAPITAL SHARE TRANSACTIONS:
Shares redeemed	(1,112,113)	(17,228,796)
Net decrease from share transactions	(1,112,113)	(17,228,796)

Net decrease in net assets	(908,710)	(17,602,771)

NET ASSETS:
Beginning of period	25,738,411	43,341,182
End of period	$24,829,701	$25,738,411

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,175,000	1,950,000
Shares redeemed	(50,000)	(775,000)
Shares outstanding, end of period	1,125,000	1,175,000

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2024

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$991,988	$2,186,831
Net realized gain	1,207,420	554,903
Net change in unrealized appreciation	8,225,938	189,124
Net increase in net assets resulting from operations	10,425,346	2,930,858

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,244,108)	(2,143,621)
Total distributions	(1,244,108)	(2,143,621)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	2,355,358
Shares redeemed	(6,152,478)	(22,942,546)
Net decrease from share transactions	(6,152,478)	(20,587,188)

Net increase/(decrease) in net assets	3,028,760	(19,799,951)

NET ASSETS:
Beginning of period	73,081,172	92,881,123
End of period	$76,109,932	$73,081,172

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,600,002	2,075,002
Shares sold	–	50,000
Shares redeemed	(125,000)	(525,000)
Shares outstanding, end of period	1,475,002	1,600,002

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2024

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
OPERATIONS:
Net investment income	$2,146,006	$3,767,987
Net realized loss	(1,622,603)	(1,911,709)
Net change in unrealized appreciation	2,529,899	1,453,519
Net increase in net assets resulting from operations	3,053,302	3,309,797

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,156,511)	(3,786,149)
Total distributions	(2,156,511)	(3,786,149)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,440,863	23,160,799
Shares redeemed	(18,871,961)	(15,931,141)
Net increase/(decrease) from share transactions	(15,431,098)	7,229,658

Net increase/(decrease) in net assets	(14,534,307)	6,753,306

NET ASSETS:
Beginning of period	111,512,624	104,759,318
End of period	$96,978,317	$111,512,624

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,950,000	4,625,000
Shares sold	150,000	1,025,000
Shares redeemed	(825,000)	(700,000)
Shares outstanding, end of period	4,275,000	4,950,000

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2024

RiverFront Dynamic Core Income ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$21.91		$22.23	$25.35	$26.21	$25.22	$23.52

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.47		0.75	0.47	0.47	0.50	0.68
Net realized and unrealized gain/(loss)	0.16		(0.29)	(2.71)	(0.87)	0.99	1.70
Total from investment operations	0.63		0.46	(2.24)	(0.40)	1.49	2.38

DISTRIBUTIONS:
From net investment income	(0.47)		(0.78)	(0.50)	(0.46)	(0.50)	(0.68)
From net realized gains	–		–	(0.38)	–	–	–
Total distributions	(0.47)		(0.78)	(0.88)	(0.46)	(0.50)	(0.68)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.16		(0.32)	(3.12)	(0.86)	0.99	1.70
NET ASSET VALUE, END OF PERIOD	$22.07		$21.91	$22.23	$25.35	$26.21	$25.22
TOTAL RETURN(b)	2.89%		2.12%	(9.02)%	(1.51)%	5.97%	10.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$24,830		$25,738	$43,341	$117,873	$112,724	$134,951

Ratio of expenses to average net assets	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets	4.26	%(c)	3.40%	2.03%	1.83%	1.94%	2.74%
Portfolio turnover rate(d)	13%		54%	50%	45%	11%	6%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2024

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$45.68		$44.76	$44.92	$37.03	$33.98	$31.19

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.65		1.25	1.46	0.62	0.56	0.65
Net realized and unrealized gain/(loss)	6.08		0.89	(0.21)	7.90	3.08	2.81
Total from investment operations	6.73		2.14	1.25	8.52	3.64	3.46

DISTRIBUTIONS:
From net investment income	(0.81)		(1.22)	(1.41)	(0.63)	(0.59)	(0.67)
Total distributions	(0.81)		(1.22)	(1.41)	(0.63)	(0.59)	(0.67)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.92		0.92	(0.16)	7.89	3.05	2.79
NET ASSET VALUE, END OF PERIOD	$51.60		$45.68	$44.76	$44.92	$37.03	$33.98
TOTAL RETURN(b)	14.82%		4.96%	2.86%	23.13%	10.92%	11.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$76,110		$73,081	$92,881	$132,524	$133,294	$130,828

Ratio of expenses to average net assets	0.52	%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.64	%(c)	2.84%	3.23%	1.47%	1.68%	2.05%
Portfolio turnover rate(d)	4%		50%	104%	0%	75%	64%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2024

RiverFront Strategic Income Fund

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$22.53		$22.65	$24.53	$24.79	$24.69	$24.27

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48		0.78	0.55	0.55	0.81	0.94
Net realized and unrealized gain/(loss)	0.16		(0.12)	(1.82)	(0.18)	0.13 (b)	0.48
Total from investment operations	0.64		0.66	(1.27)	0.37	0.94	1.42

DISTRIBUTIONS:
From net investment income	(0.49)		(0.78)	(0.61)	(0.63)	(0.84)	(1.00)
Total distributions	(0.49)		(0.78)	(0.61)	(0.63)	(0.84)	(1.00)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.15		(0.12)	(1.88)	(0.26)	0.10	0.42
NET ASSET VALUE, END OF PERIOD	$22.68		$22.53	$22.65	$24.53	$24.79	$24.69
TOTAL RETURN(c)	2.83%		2.98%	(5.20)%	1.52%	3.95%	5.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$96,978		$111,513	$104,759	$142,893	$118,984	$167,889

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses including waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.21	%(d)	3.47%	2.35%	2.23%	3.32%	3.83%
Portfolio turnover rate(e)	23%		52%	24%	50%	54%	44%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

17 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

18 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2024:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$18,898,698	$–	$18,898,698
Government Bonds*	–	4,945,935	–	4,945,935
Short Term Investments	712,647	–	–	712,647
Total	$712,647	$23,844,633	$–	$24,557,280

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$76,101,968	$–	$–	$76,101,968
Short Term Investments	32,250	–	–	32,250
Total	$76,134,218	$–	$–	$76,134,218

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$78,528,217	$–	$78,528,217
Government Bonds*	–	15,438,161	–	15,438,161
Short Term Investments	1,448,867	–	–	1,448,867
Total	$1,448,867	$93,966,378	$–	$95,415,245

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

The tax character of the distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2023
RiverFront Dynamic Core Income ETF	$1,130,961	$–	$–
RiverFront Dynamic US Dividend Advantage ETF	2,143,621	–	–
RiverFront Strategic Income Fund	3,786,149	–	–

19 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$1,831,505	$1,365,315
RiverFront Dynamic US Dividend Advantage ETF	6,692,855	247,427
RiverFront Strategic Income Fund	7,813,865	5,272,021

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$150,034	$16,284,657	$428,390
Gross depreciation (excess of tax cost over value)	(857,133)	(5,266,983)	(3,436,554)
Net unrealized appreciation/(depreciation)	(707,099)	11,017,674	(3,008,164)
Cost of investments for income tax purposes	$25,264,379	$65,116,544	$98,423,409

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and difference between premium amortization due to Accounting Standards Update 2017-08. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2024, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The RiverFront Dynamic US Dividend Advantage ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund's lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

20 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Dividend Advantage ETF	$151,439	$32,250	$122,951	$155,201

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received. As of May 31, 2024, Riverfront Dynamic Core Income ETF and Riverfront Strategic Income ETF did not have any securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2024:

RiverFront Dynamic US Dividend Advantage ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$32,250	$–	$–	$–	$32,250
Total Borrowings					32,250
Gross amount of recognized liabilities for securities lending (collateral received)					$32,250

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Strategic Income Fund	0.11%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.
(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

RiverFront Investment Group, LLC (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Strategic Income Fund	0.35%

21 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$1,518,950	$434,479
RiverFront Dynamic US Dividend Advantage ETF	2,684,482	2,716,788
RiverFront Strategic Income Fund	18,022,354	14,177,071

For the six months ended May 31, 2024, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$2,786,809	$2,785,911
RiverFront Strategic Income Fund	5,148,759	12,821,615

For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$–	$1,081,474
RiverFront Dynamic US Dividend Advantage ETF	–	6,141,200
RiverFront Strategic Income Fund	3,352,210	16,862,418

For the six months ended May 31, 2024, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$(26,213)
RiverFront Dynamic US Dividend Advantage ETF	809,401
RiverFront Strategic Income Fund	160,791

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

22 | May 31, 2024

RiverFront ETFs
Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

23 | May 31, 2024

RiverFront ETFs

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
RiverFront Dynamic Core Income ETF	0.00%	0.00%	0.00%
RiverFront Dynamic US Dividend Advantage ETF	90.63%	83.19%	9.37%
RiverFront Strategic Income Fund	0.00%	0.00%	0.00%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

24 | May 31, 2024

RiverFront ETFs

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

25 | May 31, 2024

RiverFront ETFs

Item 9 – Proxy Disclosures for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

26 | May 31, 2024

RiverFront ETFs

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$—	$82,500
Edmund J. Burke, Trustee	$86,500	$—	$86,500
Jeremy W. Deems, Trustee	$88,500	$—	$88,500
Rick A. Pederson, Trustee	$92,500	$—	$92,500
Total	$350,000	$—	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

27 | May 31, 2024

RiverFront ETFs

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

28 | May 31, 2024

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

(Includes N-CSR Items 7-11)

May 31, 2024

ALPS | Smith Core Plus Bond ETF (NYSE ARCA: SMTH)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

alpsfunds.com

ALPS | Smith Core Plus Bond ETF

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

 1 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

Secuirty Description	Principal Amount	Value (Note 2)
BANK LOANS (1.94%)

Aerospace & Defense (0.39%)
TransDigm, Inc.
1M US SOFR + 3.25%, 02/28/2031(a)	$2,757,175	$2,771,306

Casinos & Gaming (0.20%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	1,500,000	1,506,562

Consumer Finance (0.56%)
Boost Newco Borrower LLC
1D US SOFR + 3.00%, 01/31/2031(a)	4,095,000	4,117,461

Financial Services (0.07%)
Jane Street Group LLC
1M US SOFR + 2.50%, 01/26/2028(a)	527,000	529,337

Industrials (0.38%)
Chart Industries, Inc.
1M US SOFR + 3.25%, 03/18/2030(a)	1,200,000	1,207,128
GFL Environmental, Inc.
3M US SOFR + 2.50%, 05/28/2027(a)	1,595,990	1,607,298
Total Industrials		2,814,426

Pipeline (0.27%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	1,985,000	1,991,818

Travel & Lodging (0.07%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	492,500	496,317

TOTAL BANK LOANS
(Cost $14,210,833)		14,227,227

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.12%)

Fannie Mae
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	$8,922	$9,001
	Principal Amount	Value (Note 2)
Series 2003-18, Class A1,
6.500%, 12/25/2042	$41,087	$40,932
Series 2003-30, Class JQ,
5.500%, 04/25/2033	2,497	2,489
Series 2003-47, Class PE,
5.750%, 06/25/2033	39,697	39,957
Series 2005-122, Class PY,
6.000%, 01/25/2036	29,658	29,955
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,659	4,664
Series 2005-48, Class TD,
5.500%, 06/25/2035	21,019	21,204
Series 2006-125, Class KY,
5.500%, 01/25/2037	207,815	206,952
Series 2006-78, Class BZ,
6.500%, 08/25/2036	344,617	353,634
Series 2008-6, Class A,
5.000%, 02/25/2038	195,616	189,372
Series 2009-106, Class DZ,
4.500%, 01/25/2040	150,825	143,989
Series 2010-141, Class AL,
4.000%, 12/25/2040	16,891	15,974
Series 2010-41, Class NB,
5.000%, 05/25/2040	80,310	79,429
Series 2010-85, Class NJ,
4.500%, 08/25/2040	441,800	426,402
Series 2010-9, Class ME,
5.000%, 02/25/2040	28,838	28,656
Series 2011-121, Class JP,
4.500%, 12/25/2041	15,622	15,043
Series 2011-145, Class JA,
4.500%, 12/25/2041	5,926	5,755
Series 2011-148, Class P,
4.000%, 09/25/2041	186,614	180,382
Series 2011-29, Class JC,
4.000%, 03/25/2041	230,280	214,988
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,519
Series 2012-108, Class PL,
3.000%, 10/25/2042	25,000	21,877
Series 2012-111, Class B,
7.000%, 10/25/2042	4,433	4,655
Series 2012-112, Class DA,
3.000%, 10/25/2042	200,588	176,874
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	103,536
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,175	49,677
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	374,574
Series 2012-137, Class CZ,
4.000%, 12/25/2042	158,286	143,531
Series 2012-139, Class GB,
2.500%, 12/25/2042	50,000	32,069
Series 2012-152, Class PB,
3.500%, 01/25/2043	22,000	20,675

 2 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-16, Class K,
4.000%, 10/25/2041	$101,460	$97,744
Series 2012-17, Class JA,
3.500%, 12/25/2041	73,734	66,746
Series 2012-19, Class CB,
3.500%, 03/25/2042	265,000	235,084
Series 2012-26, Class MA,
3.500%, 03/25/2042	46,247	42,052
Series 2012-28, Class PT,
4.000%, 03/25/2042	330,432	307,436
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	39,862
Series 2012-30, Class DZ,
4.000%, 04/25/2042	211,136	197,503
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	26,293
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	11,703	11,705
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	51,413
Series 2012-56, Class WB,
3.500%, 05/25/2042	9,138	8,227
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	70,774
Series 2012-90, Class PB,
2.500%, 01/25/2042	75,050	69,797
Series 2013-18, Class NG,
2.000%, 12/25/2042	50,895	43,707
Series 2013-35, Class KL,
2.000%, 04/25/2033	109,708	99,342
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	263,883
Series 2013-41, Class JL,
1.500%, 04/25/2038	205,985	181,977
Series 2013-44, Class Z,
3.000%, 05/25/2043	697,578	503,546
Series 2013-67, Class KZ,
2.500%, 04/25/2043	142,582	110,532
Series 2013-7, Class PZ,
2.000%, 02/25/2043	188,126	103,631
Series 2013-86, Class LG,
3.500%, 08/25/2043	178,000	146,429
Series 2013-86, Class Z,
3.000%, 08/25/2043	171,693	119,517
Series 2013-9, Class BC,
6.500%, 07/25/2042	165,164	170,916
Series 2014-14, Class PA,
3.500%, 02/25/2044	109,387	104,182
Series 2014-6, Class Z,
2.500%, 02/25/2044	258,884	216,505
Series 2015-47, Class AY,
3.000%, 07/25/2045	87,788	75,150
Series 2015-58, Class ZL,
3.000%, 08/25/2045	260,600	212,629
	Principal Amount	Value (Note 2)
Series 2016-26, Class PA,
3.000%, 10/25/2045	$130,037	$118,004
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	368,956
Series 2016-37, Class BK,
3.000%, 06/25/2046	69,664	64,897
Series 2016-42, Class DA,
3.000%, 07/25/2045	123,794	113,451
Series 2016-6, Class PA,
3.000%, 11/25/2044	133,808	124,428
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	29,527	29,006
Series 2017-25, Class QH,
3.000%, 04/25/2047	309,046	263,993
Series 2017-38, Class JA,
3.000%, 03/25/2047	63,645	55,423
Series 2017-38, Class JG,
2.500%, 03/25/2047	356,890	303,521
Series 2017-98, Class JC,
2.500%, 11/25/2047	160,178	135,647
Series 2018-15, Class KG,
2.500%, 01/25/2048	103,333	85,210
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	82,952
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	89,354
Series 2018-8, Class KL,
2.500%, 03/25/2047	100,914	86,844
Series 2018-94, Class KD,
3.500%, 12/25/2048	73,746	65,110
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	122,853
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	72,055
Series 2020-10, Class DA,
3.500%, 03/25/2060	101,052	86,390
Series 2021-6, Class KU,
1.500%, 02/25/2051	152,621	83,421
Series 2021-66, Class HU,
1.500%, 10/25/2051	99,999	46,149
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,025	52,334
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,342	26,406
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	23,761
		9,019,512
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	6,711	6,754
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	43,107	43,501
Series 2002-2455, Class GK,
6.500%, 05/15/2032	20,751	21,270

 3 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-2489, Class PE,
6.000%, 08/15/2032	$174,415	$176,678
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	2,850	2,715
Series 2003-2725, Class TA,
4.500%, 12/15/2033	37,494	36,585
Series 2004-2768, Class PW,
4.250%, 03/15/2034	9,968	9,591
Series 2005-2944, Class OH,
5.500%, 03/15/2035	50,650	50,680
Series 2005-2978, Class CN,
5.500%, 05/15/2035	169,734	171,327
Series 2006-3137, Class XP,
6.000%, 04/15/2036	3,439	3,517
Series 2008-3485, Class MA,
5.500%, 07/15/2036	39,974	40,031
Series 2009-3533, Class CB,
4.500%, 05/15/2029	62,579	61,234
Series 2009-3575, Class D,
4.500%, 03/15/2037	187,283	177,940
Series 2010-3626, Class ME,
5.000%, 01/15/2040	35,226	35,044
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	70,461
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,226
Series 2010-3662, Class QB,
5.000%, 03/15/2038	110,729	107,487
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	337,526
Series 2010-3681, Class MT,
4.708%, 02/15/2038(a)(b)	100,931	88,051
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	152,771
Series 2011-3924, Class LC,
4.000%, 09/15/2041	125,334	118,534
Series 2011-3954, Class PG,
2.500%, 07/15/2041	50,965	47,287
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	176,215	163,502
Series 2011-3966, Class NA,
4.000%, 12/15/2041	146,059	138,257
Series 2012-3990, Class GY,
3.500%, 01/15/2042	97,000	75,169
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	608,552	567,321
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	51,658
Series 2012-4003, Class BG,
2.000%, 10/15/2026	5,363	5,343
Series 2012-4050, Class ND,
2.500%, 09/15/2041	10,472	10,138
Series 2012-4068, Class PE,
3.000%, 06/15/2042	10,000	8,721
Series 2012-4075, Class PB,
3.000%, 07/15/2042	24,878	21,952
	Principal Amount	Value (Note 2)
Series 2012-4077, Class BE,
4.000%, 07/15/2042	$15,000	$13,118
Series 2012-4093, Class PA,
3.000%, 08/15/2042	71,318	62,755
Series 2012-4096, Class BY,
2.000%, 08/15/2042	25,000	18,634
Series 2012-4101, Class QN,
3.500%, 09/15/2042	6,098	5,499
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	27,788
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	67,629
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	117,246
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	168,725
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	7,929
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	163,731	129,912
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,832	8,597
Series 2013-4161, Class BA,
2.500%, 12/15/2041	76,655	73,053
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	33,397
Series 2013-4193, Class PK,
3.000%, 04/15/2043	94,388	87,381
Series 2013-4224, Class PA,
3.000%, 12/15/2042	91,537	85,964
Series 2013-4224, Class KC,
3.000%, 05/15/2032	98,721	96,093
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	136,174	126,833
Series 2013-4247, Class AK,
4.500%, 12/15/2042	91,534	90,143
Series 2014-4391, Class MZ,
3.000%, 09/15/2044	133,594	114,219
Series 2015-4472, Class MA,
3.000%, 05/15/2045	121,865	110,366
Series 2016-4614, Class PB,
3.000%, 01/15/2046	4,395	3,937
Series 2016-4616, Class HP,
3.000%, 09/15/2046	82,136	71,567
Series 2018-4760, Class P,
3.000%, 02/15/2044	126,006	121,519
Series 2018-4792, Class BD,
3.500%, 02/15/2048	112,674	99,256
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	181,724	153,908
Series 2018-4819, Class CB,
4.000%, 08/15/2048	928,382	851,672
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	218,926	213,383
Series 2018-4827, Class LA,
3.500%, 08/15/2044	222,256	216,272

 4 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-4888, Class NW,
3.000%, 05/15/2049	$174,400	$126,482
Series 2019-4926, Class BP,
3.000%, 10/25/2049	299,407	252,856
Series 2019-4932, Class CB,
3.500%, 03/25/2049	347,244	321,750
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	38,222	38,448
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	40,117	39,762
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	21,766
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	16,379
Series 2021-5083, Class MA,
2.000%, 03/25/2051	12,848	7,315
Series 2021-5085, Class HA,
1.500%, 03/25/2051	112,033	58,211
Series 2021-5092, Class BC,
2.500%, 06/25/2036	7,426	7,264
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	17,128
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	145,484	105,906
Series 2022-5224, Class HL,
4.000%, 04/25/2052	100,000	87,548
		7,092,881
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	113,200	103,426

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.358%, 07/25/2032(a)	14,173	13,126

Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	15,381	14,392
Series 2004-1, Class TE,
5.000%, 06/20/2033	50,446	49,624
Series 2004-87, Class BC,
4.500%, 10/20/2034	6,523	6,445
Series 2005-20, Class GZ,
5.000%, 02/16/2035	211,980	208,771
Series 2005-51, Class DC,
5.000%, 07/20/2035	3,965	3,904
Series 2005-73, Class PH,
5.000%, 09/20/2035	135,365	133,294
Series 2006-20, Class QB,
6.000%, 04/20/2036	228,849	229,617
Series 2006-38, Class ZK,
6.500%, 08/20/2036	162,163	161,625
	Principal Amount	Value (Note 2)
Series 2008-50, Class KB,
6.000%, 06/20/2038	$56,997	$58,200
Series 2008-60, Class JP,
5.500%, 07/20/2038	9,577	9,557
Series 2008-7, Class PQ,
5.000%, 02/20/2038	5,686	5,597
Series 2010-29, Class AD,
3.500%, 10/20/2039	99,558	93,909
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	116,234
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	29,265
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,137
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	7,734
Series 2012-124, Class LD,
2.000%, 10/20/2042	140,023	102,651
Series 2012-40, Class PW,
4.000%, 01/20/2042	115,004	110,224
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	20,033
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	128,194
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	108,540
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	34,687	34,659
Series 2012-H20, Class PT,
5.815%, 07/20/2062(a)	461,062	459,474
Series 2013-117, Class ED,
4.000%, 08/20/2043	41,000	36,829
Series 2013-149, Class BP,
3.500%, 10/20/2043	24,000	19,831
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	88,661
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	69,002
Series 2013-41, Class MY,
3.000%, 03/20/2043	19,923	17,454
Series 2013-44, Class CE,
2.500%, 03/16/2043	189,592	150,278
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	129,439
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	21,215
Series 2013-H06, Class KB,
4.700%, 01/20/2063(a)	164,955	162,476
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	80,544
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,010
Series 2014-32, Class DA,
3.500%, 02/20/2044	91,523	75,519

 5 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	$152,676	$152,453
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	1,366	1,356
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	28,914
Series 2016-46, Class Z,
3.000%, 04/20/2046	31,851	21,679
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	48,439	48,462
Series 2017-107, Class T,
3.000%, 01/20/2047	225,259	221,024
Series 2017-11, Class PZ,
4.000%, 01/20/2047	268,047	199,551
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	129,513
Series 2018-115, Class CA,
3.500%, 08/20/2048	120,857	106,005
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	10,313	10,287
Series 2019-108, Class NJ,
3.500%, 08/20/2049	131,491	114,601
Series 2019-119, Class JE,
3.000%, 09/20/2049	75,423	64,996
Series 2019-145, Class PA,
3.500%, 08/20/2049	238,271	220,093
Series 2019-153, Class JZ,
3.000%, 12/20/2049	225,025	193,402
Series 2019-158, Class LA,
3.500%, 04/20/2049	317,524	299,472
Series 2019-20, Class AB,
3.250%, 02/20/2049	233,585	213,286
Series 2019-85, Class KG,
3.000%, 06/20/2043	152,516	143,489
Series 2020-116, Class CA,
1.000%, 08/20/2050	120,343	51,453
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	21,588
Series 2020-15, Class JH,
2.500%, 02/20/2050	80,351	66,474
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	79,326
Series 2020-98, Class CE,
3.000%, 07/20/2050	12,239	10,558
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	169,331	165,168
Series 2021-225, Class EU,
2.000%, 12/20/2051	55,535	32,183
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,559	1,924
	Principal Amount	Value (Note 2)
Series 2021-97, Class JT,
2.000%, 06/20/2051	$108,853	$54,598
Series 2022-24, Class BC,
4.000%, 02/20/2052	193,895	177,662
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	59,425
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	174,451
Series 2023-19, Class WB,
5.676%, 11/20/2051(a)	120,751	121,052
Series 2023-19, Class GZ,
5.000%, 02/20/2053	553,942	474,798
		6,634,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,732,109)		22,863,526

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.39%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	26,982	23,544
Series 2020-M10, Class X2,
1.716%, 12/25/2030(a)(b)	5,511,565	366,662
Series 2020-M15, Class X1,
1.447%, 09/25/2031(a)(b)	4,512,544	296,207
		686,413
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.787%, 06/25/2027(a)(b)	36,211,039	665,494
Series 2018-Q007, Class APT2,
3.615%, 09/25/2024(a)	862,200	853,361
Series 2020-Q014, Class X,
2.783%, 10/25/2055(a)	4,464,709	677,583
		2,196,438
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,935,447)		2,882,851

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (8.28%)

Fannie Mae Pool
Series 2006-,
5.500%, 01/01/2037	235,921	234,761
Series 2007-943003,
5.500%, 08/01/2047	31,370	30,794
Series 2008-,
6.340%, 08/01/2038	1,258,950	1,253,997

 6 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-,
5.000%, 12/01/2039	$372,227	$362,742
5.500%, 02/01/2037	350,400	348,015
Series 2012-AM1671,
2.100%, 12/01/2027	16,019	15,166
Series 2013-,
3.000%, 01/01/2043	409,244	358,673
Series 2015-,
3.500%, 06/01/2030	202,324	193,265
Series 2015-AM8674,
2.810%, 04/01/2025	27,390	26,722
Series 2016-,
4.500%, 01/01/2039	228,705	221,087
Series 2017-,
2.000%, 07/01/2032	211,501	191,103
2.500%, 01/01/2047	174,150	141,500
3.000%, 10/01/2027	1,368,942	1,290,733
3.210%, 11/01/2032	60,000	52,400
Series 2017-AN7060,
2.930%, 10/01/2027	70,000	65,385
Series 2018-,
3.000%, 01/01/2048	287,011	249,104
3.485%, 04/01/2028	750,000	711,471
3.545%, 04/01/2028	492,287	468,740
4.000%, 11/01/2040	485,763	458,083
4.500%, 07/01/2040	116,186	109,995
4.500%, 02/01/2041	546,868	523,126
5.500%, 12/01/2048	101,452	101,235
Series 2019-,
3.340%, 05/01/2031	61,784	56,543
4.000%, 08/01/2048	141,548	131,367
Series 2022-,
3.890%, 07/01/2032	200,000	185,180
Series 2023-,
4.490%, 06/01/2028	40,000	39,279
5.130%, 10/01/2028	40,000	40,243
5.470%, 11/01/2033	1,980,860	1,987,451
5.555%, 01/01/2030	1,000,000	1,007,676
6.220%, 06/01/2032	2,100,000	2,152,814
6.500%, 07/01/2053	4,594,543	4,646,059
7.000%, 04/01/2053	1,016,175	1,032,143
7.500%, 01/01/2054	3,064,383	3,272,030
Series 2024-,
5.810%, 03/01/2034	1,574,000	1,639,537
6.470%, 01/01/2034	1,170,000	1,225,842
7.000%, 02/01/2054	5,155,871	5,347,931
7.500%, 12/01/2053	1,517,614	1,575,155
		31,747,347
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	76,188	75,259
Series 2005-,
5.500%, 11/01/2035	111,268	111,724
Series 2015-,
4.500%, 06/01/2034	554,392	543,041
		730,024
	Principal Amount	Value (Note 2)
Freddie Mac Pool
Series 2018-,
4.500%, 01/01/2036	$17,960	$17,046
5.500%, 07/01/2033	119,949	118,545
Series 2019-,
3.000%, 10/01/2049	240,045	198,280
Series 2020-,
2.000%, 06/01/2050	679,264	514,182
Series 2022-,
3.000%, 12/01/2051	340,354	281,134
		1,129,187
Ginnie Mae II Pool
Series 2012-,
3.500%, 05/20/2042	107,906	96,720
3.500%, 11/20/2042	194,973	174,787
Series 2013-,
3.000%, 03/20/2043	468,985	417,565
Series 2017-,
3.000%, 11/20/2047	1,098,634	948,501
Series 2018-,
4.500%, 02/20/2048	737,949	701,366
4.500%, 09/20/2048	49,159	47,020
Series 2021-,
2.000%, 03/20/2051	664,146	513,997
2.000%, 09/20/2051	2,486,615	1,918,005
2.500%, 09/20/2036	518,476	453,808
2.500%, 02/20/2051	2,911,646	2,368,100
2.500%, 12/20/2051	495,919	408,233
3.500%, 02/20/2051	561,558	504,154
Series 2022-,
4.000%, 12/20/2051	348,438	313,841
5.500%, 07/20/2035	208,414	213,299
6.000%, 12/20/2037	126,182	130,572
7.000%, 11/20/2052	368,688	382,133
Series 2023-,
6.500%, 11/20/2053	994,256	1,004,498
7.500%, 10/20/2063	226,496	232,580
8.000%, 12/20/2063	4,012,155	4,136,852
Series 2024-,
6.500%, 04/20/2064	3,082,258	3,117,053
6.500%, 05/20/2064	4,345,972	4,404,979
7.000%, 12/20/2063	417,142	423,665
8.000%, 12/20/2053	668,313	681,250
8.000%, 10/20/2059	123,373	127,207
8.000%, 12/20/2063	3,167,116	3,265,547
		26,985,732
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $60,925,428)		60,592,290

CORPORATE BONDS (36.28%)

Aerospace & Defense (3.15%)
BAE Systems PLC
5.30%, 03/26/2034(d)	1,880,000	1,849,337

 7 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Boeing Co.
2.20%, 02/04/2026	$2,450,000	$2,299,743
6.53%, 05/01/2034(d)	6,383,000	6,463,551
Howmet Aerospace, Inc.
3.00%, 01/15/2029	1,812,000	1,634,169
L3Harris Technologies, Inc.
5.35%, 06/01/2034	3,400,000	3,350,610
5.40%, 07/31/2033	2,000,000	1,981,097
RTX Corp.
6.10%, 03/15/2034	5,224,000	5,460,847
Total Aerospace & Defense		23,039,354

Airlines (0.68%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	1,425,885	1,387,908
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	385,377	356,518
Southwest Airlines Co.
5.25%, 05/04/2025	1,750,000	1,743,072
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,487,587	1,489,197
Total Airlines		4,976,695

Automobiles Manufacturing (3.04%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	2,000,000	1,931,054
6.80%, 05/12/2028	2,700,000	2,775,691
7.35%, 03/06/2030	2,500,000	2,632,556
Series 571
6.13%, 03/08/2034	1,605,000	1,579,045
General Motors Financial Co., Inc.
5.80%, 01/07/2029	1,750,000	1,761,089
6.10%, 01/07/2034	2,972,000	2,987,996
SOFRINDX + 1.30%, 04/07/2025(a)(e)	3,510,000	3,535,230
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	1,550,000	1,606,776
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(d)	1,000,000	982,104
5.60%, 03/22/2034(d)	2,485,000	2,463,141
Total Automobiles Manufacturing		22,254,682

Banks (2.76%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	3,424,000	3,425,080
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,250,000	1,201,263
	Principal Amount	Value (Note 2)
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	$1,588,000	$1,585,505
1Y US TI + 1.35%, 09/11/2026(a)(d)	1,500,000	1,421,818
1Y US TI + 1.40%, 03/01/2030(a)(d)	1,370,000	1,370,419
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	893,000	888,968
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(d)	930,000	697,560
1Y US TI + 3.90%, 06/20/2054(a)(d)	1,400,000	1,497,430
Truist Bank
3.30%, 05/15/2026	950,000	909,763
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	1,800,000	1,803,910
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	2,350,000	2,210,847
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	3,300,000	3,242,969
Total Banks		20,255,532

Biotechnology (1.30%)
Amgen, Inc.
5.25%, 03/02/2033	3,600,000	3,567,245
5.51%, 03/02/2026	2,200,000	2,199,560
5.75%, 03/02/2063	3,800,000	3,731,255
Total Biotechnology		9,498,060

Cable & Satellite (0.47%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	500,000	396,845
4.50%, 06/01/2033(d)	1,750,000	1,352,950
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,806,000	1,716,641
Total Cable & Satellite		3,466,436

Casinos & Gaming (0.15%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(d)	1,051,000	1,071,186

Chemicals (0.32%)
Avient Corp.
5.75%, 05/15/2025(d)	750,000	746,490
Celanese US Holdings LLC
6.38%, 07/15/2032	1,600,000	1,642,759
Total Chemicals		2,389,249

 8 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Commercial Finance (0.49%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$3,541,000	$3,568,026

Consumer Finance (1.71%)
Ally Financial, Inc.
8.00%, 11/01/2031	1,000,000	1,093,512
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	1,300,000	1,348,380
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	6,600,000	7,417,741
Fiserv, Inc.
5.60%, 03/02/2033	1,000,000	1,002,867
Synchrony Financial
3.70%, 08/04/2026	1,000,000	949,705
4.25%, 08/15/2024	750,000	747,385
Total Consumer Finance		12,559,590

Diversified Banks (1.75%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	3,753,000	3,689,767
5Y US TI + 1.20%, 09/21/2036(a)	3,782,000	3,021,867
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	1,434,000	1,441,893
1D US SOFR + 1.07%, 12/15/2025(a)	2,000,000	1,997,530
1D US SOFR + 1.62%, 01/23/2035(a)	2,676,000	2,641,660
Total Diversified Banks		12,792,717

Electrical Equipment Manufacturing (0.09%)
Trimble, Inc.
4.75%, 12/01/2024	650,000	646,881

Entertainment Resources (0.11%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(d)	838,000	837,243
Vail Resorts, Inc.
6.50%, 05/15/2032(d)	19,000	19,089
Total Entertainment Resources		856,332

Exploration & Production (1.60%)
Coterra Energy, Inc.
5.60%, 03/15/2034	3,992,000	3,965,045
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	1,750,000	1,726,905
8.38%, 11/01/2033(d)	694,000	742,778
Occidental Petroleum Corp.
7.88%, 09/15/2031	4,750,000	5,327,724
Total Exploration & Production		11,762,452
	Principal Amount	Value (Note 2)
Financial Services (3.34%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	$3,000,000	$3,100,410
1D US SOFR + 2.50%, 05/19/2034(a)	1,300,000	1,319,230
SOFRINDX + 1.05%, 03/03/2027(a)(e)	2,218,000	2,239,613
Goldman Sachs Group, Inc.
Series X
5Y US TI + 2.809%(a)(f)	1,310,000	1,345,058
1D US SOFR + 1.552%, 04/25/2035(a)	745,000	759,217
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	2,093,000	2,244,767
5Y US TI + 1.80%, 02/07/2039(a)	1,914,000	1,892,138
UBS Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(d)	2,100,000	1,787,469
1D US SOFR + 3.92%, 08/12/2033(a)(d)	6,570,000	6,910,331
1Y US TI + 1.80%, 09/22/2029(a)(d)	1,250,000	1,284,144
1Y US TI + 2.00%, 09/22/2034(a)(d)	1,500,000	1,563,799
Total Financial Services		24,446,176

Food & Beverage (1.19%)
J M Smucker Co.
6.20%, 11/15/2033	1,750,000	1,825,679
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
6.75%, 03/15/2034(d)	750,000	788,353
7.25%, 11/15/2053(d)	1,950,000	2,134,203
JDE Peet's NV
0.80%, 09/24/2024(d)	300,000	295,117
Pilgrim's Pride Corp.
6.25%, 07/01/2033	2,600,000	2,629,608
6.88%, 05/15/2034	1,000,000	1,057,170
Total Food & Beverage		8,730,130

Government Agencies (0.01%)
Tennessee Valley Authority
2.22%, 05/01/2029(a)	2,576	56,311

Health Care Facilities & Services (1.13%)
Cardinal Health, Inc.
5.45%, 02/15/2034	1,800,000	1,786,681
CVS Health Corp.
5.70%, 06/01/2034	1,520,000	1,509,583
HCA, Inc.
2.38%, 07/15/2031	3,100,000	2,527,112
5.38%, 02/01/2025	800,000	797,413
5.50%, 06/01/2033	1,700,000	1,679,169
Total Health Care Facilities & Services		8,299,958

 9 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Industrial Other (0.92%)
Honeywell International, Inc.
5.00%, 03/01/2035	$3,575,000	$3,520,850
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	2,500,000	2,481,824
Quanta Services, Inc.
0.95%, 10/01/2024	750,000	737,801
Total Industrial Other		6,740,475

Integrated Oils (0.41%)
TotalEnergies Capital SA
5.15%, 04/05/2034	947,000	943,277
5.49%, 04/05/2054	2,092,000	2,063,066
Total Integrated Oils		3,006,343

Leisure Products Manufacturing (0.38%)
Hasbro, Inc.
6.05%, 05/14/2034	1,252,000	1,245,372
Polaris, Inc.
6.95%, 03/15/2029	1,500,000	1,572,827
Total Leisure Products Manufacturing		2,818,199

Manufactured Goods (0.11%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	810,000	835,129

Medical Equipment & Devices Manufacturing (1.55%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	3,900,000	3,882,317
Revvity, Inc.
0.85%, 09/15/2024	654,000	644,582
Solventum Corp.
5.45%, 03/13/2031(d)	1,850,000	1,822,514
5.60%, 03/23/2034(d)	1,900,000	1,863,534
5.90%, 04/30/2054(d)	1,855,000	1,778,818
6.00%, 05/15/2064(d)	1,432,000	1,365,673
Total Medical Equipment & Devices Manufacturing		11,357,438

Metals & Mining (0.33%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	2,400,000	2,380,283

Pharmaceuticals (1.07%)
AbbVie, Inc.
5.05%, 03/15/2034	1,623,000	1,603,174
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	1,750,000	1,735,991
5.55%, 02/22/2054	3,235,000	3,181,568
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	1,350,000	1,304,872
Total Pharmaceuticals		7,825,605

Pipeline (2.79%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	2,510,000	2,347,742
Cheniere Energy Partners LP
3.25%, 01/31/2032	2,000,000	1,696,315
	Principal Amount	Value (Note 2)
Energy Transfer LP
7.38%, 02/01/2031(d)	$1,639,000	$1,702,757
EnLink Midstream LLC
5.63%, 01/15/2028(d)	712,000	703,901
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	3,300,000	2,713,191
4.32%, 12/30/2039(d)	2,250,000	1,625,314
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	1,362,000	1,304,460
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	4,050,000	4,077,933
6.88%, 01/15/2029	2,000,000	2,057,952
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	2,150,000	2,150,083
Total Pipeline		20,379,648

Power Generation (0.89%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	1,700,000	1,693,173
5.50%, 09/01/2026(d)	2,350,000	2,312,889
6.95%, 10/15/2033(d)	2,350,000	2,505,051
Total Power Generation		6,511,113

Publishing & Broadcasting (0.45%)
Gray Television, Inc.
7.00%, 05/15/2027(d)	750,000	662,603
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	1,650,000	1,456,312
5.63%, 07/15/2027(d)	1,250,000	1,181,007
Total Publishing & Broadcasting		3,299,922

Real Estate (0.58%)
VICI Properties LP
5.13%, 05/15/2032	2,389,000	2,259,656
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	2,000,000	1,974,338
Total Real Estate		4,233,994

Refining & Marketing (0.42%)
HF Sinclair Corp.
4.50%, 10/01/2030	1,703,000	1,582,642
5.00%, 02/01/2028(d)	1,000,000	966,095
5.88%, 04/01/2026	500,000	501,490
Total Refining & Marketing		3,050,227

Retail - Consumer Discretionary (0.13%)
ERAC USA Finance LLC
5.20%, 10/30/2034(d)	955,000	937,961

Software & Services (0.95%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	2,200,000	1,862,582
Leidos, Inc.
5.75%, 03/15/2033	1,834,000	1,850,290

 10 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
VMware LLC
2.20%, 08/15/2031	$1,250,000	$1,002,465
4.70%, 05/15/2030	2,360,000	2,265,987
Total Software & Services		6,981,324

Supermarkets & Pharmacies (0.39%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	2,800,000	2,823,917

Transportation & Logistics (0.15%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	1,326,564	1,091,046

Travel & Lodging (0.24%)
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	1,721,000	1,714,788

Utilities (0.86%)
American Water Capital Corp.
5.15%, 03/01/2034	1,987,000	1,960,365
Dominion Energy, Inc.
3.07%, 08/15/2024(g)	450,000	447,455
Entergy Corp.
5Y US TI + 2.67%, 12/01/2054(a)	1,008,000	1,004,101
National Rural Utilities Cooperative Finance Corp.
3M CME TERM SOFR + 3.172%, 04/30/2043(a)	1,200,000	1,200,024
5Y US TI + 3.533%, 09/15/2053(a)	690,000	711,186
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	1,059,000	978,233
Total Utilities		6,301,364

Waste & Environment Services & Equipment (0.23%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	1,700,000	1,669,309

Wireless Telecommunications Services (0.14%)
AT&T, Inc.
5.54%, 02/20/2026	1,000,000	999,968

TOTAL CORPORATE BONDS
(Cost $266,266,165)		265,627,820
	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (47.64%)

Government Agencies (0.28%)
Farm Credit Bank of Texas
Series 4
5Y US TI + 5.415%(a)(d)(f)	$1,060,000	$1,042,078
5Y US TI + 3.291%(a)(f)	1,008,000	1,014,441
Total Government Agencies		2,056,519

U.S. Treasury Bonds (47.36%)
U.S. - United States Treasury Notes
4.50%, 03/31/2026	1,648,000	1,635,415
4.50%, 05/15/2027	15,336,000	15,251,532
4.63%, 04/30/2029	32,400,000	32,516,438
4.88%, 11/30/2025	28,208,000	28,136,929
4.88%, 05/31/2026	10,805,000	10,801,623
5.00%, 08/31/2025	26,919,000	26,875,888
5.00%, 09/30/2025	28,655,000	28,619,741
5.00%, 10/31/2025	36,508,000	36,470,207
United States Treasury Bond
4.25%, 02/15/2054	34,403,000	32,172,180
4.38%, 05/15/2034	33,068,000	32,708,902
4.50%, 02/15/2044	34,247,000	33,144,675
4.63%, 05/15/2044	29,369,000	28,972,060
4.63%, 05/15/2054	16,422,000	16,351,437
4.75%, 11/15/2053	22,724,000	23,084,389
Total U.S. Treasury Bonds		346,741,416

TOTAL GOVERNMENT BONDS
(Cost $351,171,989)		348,797,935

	Shares	Value (Note 2)
PREFERRED STOCK (1.37%)

Energy (0.18%)
Pipeline (0.18%)
Energy Transfer LP, Series B, 3M US L + 4.16%(a)(f)	600,000	566,575
Energy Transfer LP, Series F, 5Y US TI + 5.134%(a)(f)	750,000	742,863
Total Energy		1,309,438

Financials (1.19%)
Banks (0.20%)
Wells Fargo & Co., Series S, 5.90%(f)	1,500,000	1,500,670

Consumer Finance (0.22%)
American Express Co., 5Y US TI + 2.854%(a)(f)	817,000	745,914
Synchrony Financial, 5Y US TI + 4.044%(a)(f)	34,365	869,434
		1,615,348

 11 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Diversified Banks (0.68%)
Barclays PLC, 5Y US TI + 5.672%(a)(f)	4,900,000	$4,908,342

Life Insurance (0.09%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	25,800	688,860

Total Financials		8,713,220

TOTAL PREFERRED STOCK
(Cost $9,927,535)		10,022,658

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.43%)

Money Market Fund (0.43%)
Morgan Stanley
Institutional Liquidity Funds - Government Portfolio	5.23%	3,171,773	3,171,773

TOTAL SHORT TERM INVESTMENTS
(Cost $3,171,773)			3,171,773

TOTAL INVESTMENTS (99.45%)
(Cost $731,341,279)			$728,186,080

Other Assets In Excess Of Liabilities (0.55%)			4,018,098

NET ASSETS (100.00%)			$732,204,178

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

SOFRINDX - Secured Overnight Financing Rate Index

Reference Rates:

3M US L - 3 Month LIBOR as of May 31, 2024 was 5.60%

1D US SOFR - 1 Day SOFR as of May 31, 2024 was 5.33%

30D US SOFR - 30 Day SOFR as of May 31, 2024 was 5.32%

1M US SOFR - 1 Month SOFR as of May 31, 2024 was 5.33%

1M CME TERM SOFR – 1 Month SOFR as of May 31, 2024 was 5.33%

3M US SOFR - 3 Month SOFR as of May 31, 2024 was 5.34%

3M CME TERM SOFR – 3 Month SOFR as of May 31, 2024 was 5.34%

1Y US TI - 1 Year US Treasury Bill as of May 31, 2024 was 5.18%

5Y US TI - 5 Year US TI as of May 31, 2024 was 4.52%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)	Interest only security.

(c)	Issued with zero coupon.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024, the aggregate market value of those securities was $90,754,595, representing 12.39% of net assets.

(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of May 31, 2024.

See Notes to Financial Statements and Financial Highlights.

 12 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Statement of Assets and Liabilities	May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$728,186,080
Receivable for investments sold	10,839,820
Foreign tax reclaims	75,640
Interest receivable	6,282,653
Receivable for shares sold	2,522,656
Total Assets	747,906,849

LIABILITIES:
Payable for investments purchased	15,349,061
Payable to adviser	353,610
Total Liabilities	15,702,671
NET ASSETS	$732,204,178

NET ASSETS CONSIST OF:
Paid-in capital	$739,977,229
Total distributable earnings/(accumulated losses)	(7,773,051)
NET ASSETS	$732,204,178

INVESTMENTS, AT COST	$731,341,279

PRICING OF SHARES
Net Assets	$732,204,178
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	29,025,000
Net Asset Value, offering and redemption price per share	$25.23

See Notes to Financial Statements and Financial Highlights.

 13 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Statement of Operations	For the Period Ended May 31, 2024 (Unaudited)(a)

INVESTMENT INCOME:
Interest	$10,344,064
Dividends*	21,153
Total Investment Income	10,365,217

EXPENSES:
Investment adviser fees	1,162,246
Net Expenses	1,162,246
NET INVESTMENT INCOME	9,202,971

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(4,596,225)
Net change in unrealized depreciation on investments	(3,155,199)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,751,424)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,451,547

*	Net of foreign tax withholding of $340.
(a)	The ALPS Smith Core Plus Bond ETF commenced operations on December 5, 2023.

See Notes to Financial Statements and Financial Highlights.

 14 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Statements of Changes in Net Assets

For the Period December 05, 2023 (Commencement of Operations) to May 31, 2024
OPERATIONS:
Net investment income	$9,202,971
Net realized loss	(4,596,225)
Net change in unrealized depreciation	(3,155,199)
Net increase in net assets resulting from operations	1,451,547

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(9,224,598)
Total distributions	(9,224,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	742,477,229
Cost of shares redeemed	(2,500,000)
Net increase from capital share transactions	739,977,229
Net increase in net assets	732,204,178

NET ASSETS:
Beginning of period	–
End of period	$732,204,178

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	29,125,000
Shares redeemed	(100,000)
Shares outstanding, end of period	29,025,000

See Notes to Financial Statements and Financial Highlights.

 15 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period December 05, 2023 (Commencement of Operations) to May 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.57
Net realized and unrealized gain	0.19
Total from investment operations	0.76

DISTRIBUTIONS:
From net investment income	(0.53)
Total distributions	(0.53)

NET INCREASE IN NET ASSET VALUE	0.23
NET ASSET VALUE, END OF PERIOD	$25.23
TOTAL RETURN(b)	3.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$732,204

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.59	%(c)
Ratio of net investment income to average net assets	4.67	%(c)
Portfolio turnover rate(d)	77%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

 16 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2024, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS | Smith Core Plus Bond ETF (the “Fund”). The investment objective of the Fund is to seek above average total return from a combination of current income and capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Board, which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

 17 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 18 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Core Plus Bond ETF
Bank Loans	$–	$14,227,227	$–	$14,227,227
Collateralized Mortgage Obligations	–	22,863,526	–	22,863,526
Commercial Mortgage-Backed Securities	–	2,882,851	–	2,882,851
Mortgage-Backed Securities	–	60,592,290	–	60,592,290
Corporate Bonds*	56,311	265,571,509	–	265,627,820
Government Bonds	–	348,797,935	–	348,797,935
Preferred Stock*	1,558,294	8,464,364	–	10,022,658
Short Term Investments	3,171,773	–	–	3,171,773
Total	$4,786,378	$723,399,702	$–	$728,186,080

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the year ended May 31, 2024.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2024.

As of May 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS | Smith Core Plus Bond ETF
Gross appreciation (excess of value over tax cost)	$1,238,666
Gross depreciation (excess of tax cost over value)	(5,322,121)
Net unrealized appreciation/(depreciation)	$(4,083,455)
Cost of investments for income tax purposes	$732,269,535

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2024.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

 19 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

As of and during the year ended May 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.59% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Smith Capital Investors, LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.30% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | Smith Core Plus Bond ETF	$1,073,876,100	$ 355,464,102

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

 20 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2024 (Unaudited)

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

 21 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Additional Information	May 31, 2024 (Unaudited)

TAX INFORMATION

The ALPS | Smith Core Plus Bond ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | Smith Core Plus Bond ETF	0%	0%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

 22 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2024 (Unaudited)

Not applicable for this reporting period.

 23 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Item 9 – Proxy Disclosures	May 31, 2024 (Unaudited)
for Open-End Management Investment Companies

Not applicable for this reporting period.

 24 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Item 10 – Remuneration Paid to Directors, Officers, and Others	May 31, 2024 (Unaudited)
of Open-End Management Investment Companies

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee	$82,500	$–	$82,500
Edmund J. Burke, Trustee	$86,500	$–	$86,500
Jeremy W. Deems, Trustee	$88,500	$–	$88,500
Rick A. Pederson, Trustee	$92,500	$–	$92,500
Total	$350,000	$–	$350,000

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

 25 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Item 11 – Statement Regarding Basis for Approval	May 31, 2024 (Unaudited)
of Investment Advisory and Sub-Advisory Contract

At meetings held on March 7, 2023 and September 22, 2023, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in person and evaluated a proposal to approve the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the ALPS | Smith Core Plus Bond ETF (the “Fund”). The Independent Trustees also met separately to consider the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser to the Fund under the Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the expected costs of the services to be provided to the Fund and the projected profitability to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Fund; (iv) the extent to which economies of scale would be realized if and as the Fund’s assets increase and whether the fee level in the Advisory Agreement reflects these economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment strategy for the Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the fact that the Adviser agreed to pay all of the Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on their review, the Board concluded that the expected profitability of the Fund to the Adviser was not unreasonable.

The Board, including the Independent Trustees, also reviewed comparative fee and expense data provided by FUSE regarding the Fund. The Trustees noted the proposed advisory fee for services to be provided to the Fund by the Adviser was 0.59% of the Fund’s average daily net assets. The Trustees also considered that the advisory fee with respect to the Fund was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the Fund’s unitary advisory fee, the Fund’s expense ratio was above the median of both of its FUSE gross advisory fees peer group and total net expenses peer group. With respect to the Fund, the Board took into account, among other things, the Adviser’s representations that (1) the actively managed multi-sector bond ETF peer group is relatively small, with only nine funds in the peer group holding more than $200 million in AUM, where total expense ratios vary between 0.29% and 0.85% across the peer group with an average of 0.55% and (2) that Smith Capital Investors, LLC 's (the "Sub-Adviser") strategy has a strong long-term track record of delivering above-average returns based on the stated investment philosophy of finding attractive yields in durable credits. The Board also took into account the Adviser's representation that it would benefit the Fund to commence operations with total expenses that are the same as the total expenses borne by a comparable mutual fund advised by the Adviser and sub-advised by the Sub-Adviser. Based on the foregoing and the other information available to them, the Board concluded that the advisory fees for the Fund were reasonable under the circumstances and in light of the quality of services to be provided.

The Board also considered other benefits that may be realized by the Adviser from its relationship with the Fund and concluded that the advisory fees were reasonable taking into account such benefits.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Fund investors. Because the Fund is newly organized, the Trustees reviewed the Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Fund had attracted assets.

In voting to approve the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Board considered relevant in the exercise of their reasonable business judgment. The Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

 26 | May 31, 2024

ALPS | Smith Core Plus Bond ETF

Item 11 – Statement Regarding Basis for Approval	May 31, 2024 (Unaudited)
of Investment Advisory and Sub-Advisory Contract

At meetings held on March 7, 2023, October 16, 2023 and December 1, 2023, the Board also evaluated a proposal to approve the Investment Sub- Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and the Sub-Adviser with respect to the Fund. The Independent Trustees also met separately to consider the Sub-Advisory Agreement.

In evaluating the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Sub-Adviser with respect to the Fund under the Sub-Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the projected profitability to the Sub-Adviser of its proposed sub-advisory relationship with the Fund and the reasonableness of compensation to the Sub-Adviser (iv) the extent to which economies of scale would be realized if, and as, the Fund’s assets increase, and whether the fee level in the Sub-Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services to be provided under the Sub-Advisory Agreement, the proposed investment strategy, financial information regarding the Sub-Adviser, information describing the Sub-Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Fund. Based upon their review, the Board concluded that the Sub-Adviser was qualified to oversee the portfolio management of the Fund. The Board considered that the contractual sub-advisory fee to be paid to the Sub-Adviser is 0.30% of the Fund’s average daily net assets out of a total management fee of 0.59% with respect to the Fund. Based on the consideration of all factors deemed relevant by them, the Board concluded that the sub-advisory fees to be received by the Sub-Adviser under the Sub-Advisory Agreement are reasonable under the circumstances and in light of the quality of services provided.

With respect to the costs of services provided and profits realized by the Sub-Adviser, the Board considered the resources involved in managing the Fund. Based on their review of the projected profitability of the Fund to the Sub-Adviser, the Board concluded that the projected profitability of the Fund to the Sub-Adviser was not unreasonable.

The Board also considered other benefits that have been and may be realized by the Sub-Adviser from its relationships with the Fund and concluded that the sub-advisory fees with respect to the Fund were reasonable taking into account such benefits.

In voting to approve the Sub-Advisory Agreement, the Board concluded that the terms of the Sub-Advisory Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant in the exercise of their reasonable business judgment. The Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

 27 | May 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16.     Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 9, 2024

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	August 9, 2024